485BPOS		File Nos. 333-06709
Allianz Valuemark IV		811-05618
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.	36	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	308	X

(Check appropriate box or boxes.)
ALLIANZ LIFE VARIABLE ACCOUNT B
(Exact Name of Registrant)

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Name of Depositor)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297
(Address of Depositor's Principal Executive Offices) (Zip Code)

(763) 765-2913
(Depositor's Telephone Number, including Area Code)

Stewart D. Gregg, Senior Securities Counsel
Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check the appropriate box):
immediately upon filing pursuant to paragraph (b) of Rule 485
x		on May 1, 2011 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Approximate Date of the Proposed Public Offering: May 1, 2011
Titles of Securities Being Registered: Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

PART A – PROSPECTUS
THE VALUEMARK® IV VARIABLE ANNUITY CONTRACT

ISSUED BY

ALLIANZ LIFE® VARIABLE ACCOUNT B

AND

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life, we, us, our).

The Contract is a “flexible purchase payment” contract because you (the Owner) can make more than one Purchase Payment, subject to certain restrictions. The Contract is “variable” because the Contract Value and any variable Annuity Payments you receive will increase or decrease depending on the performance of the Investment Options you select (in this prospectus, the term “Investment Options” refers only to the variable Investment Choices listed on the following page, and not to any fixed Investment Choices). The Contract is “deferred” because you do not begin receiving regular Annuity Payments immediately.

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.

Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge on the EDGAR database on the SEC’s website (http://www.sec.gov). A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The SAI’s table of contents appears after the Privacy and Security Statement in this prospectus. The prospectus, SAI and other Contract information are also available on the EDGAR database.

The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency. An investment in this Contract involves investment risk including the possible loss of principal. Variable annuity contracts are complex insurance and investment vehicles. Before you invest, be sure to ask your Financial Professional about the Contract’s features, benefits, risks and fees, and whether the Contract is appropriate for you based upon your financial situation and objectives.

Dated: May 1, 2011

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

This prospectus contains information on the most recently offered Contracts. Information regarding the product features and expenses of older Contracts can be found in the SAI.

We currently offer the Investment Options listed below. You can invest in up to 15 Investment Options at any one time. Currently, the only fixed Investment Choice we offer under our general account is the DCA Fixed Option. One or more of the Investment Choices may not be available in your state. We may add, substitute or remove Investment Choices in the future.

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

ALLIANZ FUND OF FUNDS	FRANKLIN TEMPLETON (continued)
AZL Balanced Index StrategySM Fund	Mutual Global Discovery Securities Fund
AZL FusionSM Balanced Fund	Mutual Shares Securities Fund
AZL FusionSM Growth Fund	Templeton Foreign Securities Fund
AZL FusionSM Moderate Fund	Templeton Global Bond Securities Fund
AZL Growth Index StrategySM Fund	Templeton Growth Securities Fund

ALLIANZ GLOBAL INVESTORS CAPITAL	INVESCO
AZL® Allianz AGIC Opportunity Fund	AZL® Invesco Equity and Income Fund
AZL® Invesco Growth and Income Fund
BLACKROCK	AZL® Invesco International Equity Fund
AZL® BlackRock Capital Appreciation Fund
AZL® International Index Fund	J.P. MORGAN
AZL® Mid Cap Index Fund	AZL® JPMorgan International Opportunities Fund
AZL® Money Market Fund	AZL® JPMorgan U.S. Equity Fund
AZL® S&P 500 Index Fund
AZL® Small Cap Stock Index Fund	MFS
BlackRock Global Allocation V.I. Fund	AZL® MFS Investors Trust Fund

COLUMBIA	MORGAN STANLEY
AZL® Columbia Mid Cap Value Fund	AZL® Morgan Stanley Global Real Estate Fund
AZL® Columbia Small Cap Value Fund	AZL® Morgan Stanley Mid Cap Growth Fund
Columbia Variable Portfolio – Select Smaller-Cap Value Fund(1)
OPPENHEIMER FUNDS
DAVIS	Oppenheimer Global Securities Fund/VA(3)
AZL® Davis NY Venture Fund	Oppenheimer High Income Fund/VA
Davis VA Financial Portfolio	Oppenheimer Main Street Fund®/VA(3)
Davis VA Value Portfolio(3)
PIMCO
DREYFUS	PIMCO EqS Pathfinder Portfolio
AZL® Dreyfus Equity Growth Fund	PIMCO VIT All Asset Portfolio
PIMCO VIT CommodityRealReturn® Strategy Portfolio
EATON VANCE	PIMCO VIT Emerging Markets Bond Portfolio
AZL® Eaton Vance Large Cap Value Fund	PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
FRANKLIN TEMPLETON	PIMCO VIT Real Return Portfolio
AZL® Franklin Small Cap Value Fund	PIMCO VIT Total Return Portfolio
Franklin Global Real Estate Securities Fund
Franklin Growth and Income Securities Fund	PRUDENTIAL
Franklin High Income Securities Fund	Jennison Portfolio
Franklin Income Securities Fund	SP International Growth Portfolio
Franklin Large Cap Growth Securities Fund
Franklin Rising Dividends Securities Fund	SCHRODER
Franklin Small-Mid Cap Growth Securities Fund	AZL® Schroder Emerging Markets Equity Fund
Franklin Small Cap Value Securities Fund(2)
Franklin Templeton VIP Founding Funds Allocation Fund	TURNER
Franklin U.S. Government Fund	AZL® Turner Quantitative Small Cap Growth Fund

(1)	Available for additional Purchase Payments and/or transfers only to Owners with Contract Value in the Investment Option on March 11, 2011.

(2)	Available for additional Purchase Payments and/or transfers only to Owners with Contract Value in this Investment Option on April 29, 2005.

(3)	Available for additional Purchase Payments and/or transfers only to Owners with Contract Value in this Investment Option on April 30, 2004.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

TABLE OF CONTENTS

Glossary		4		Assignments, Pledges and Gratuitous Transfers	40
Fee Tables		6		Death Benefits	40
	Contract Owner Transaction Expenses	6		Withholding	40
	Contract Owner Periodic Expenses	7		Federal Estate Taxes	40
	Annual Operating Expenses of the Investment Options	7		Generation-Skipping Transfer Tax	40
	Examples	8		Foreign Tax Credits	40
				Annuity Purchases by Nonresident Aliens and
1.	The Variable Annuity Contract	9		Foreign Corporations	41
	Ownership	10		Possible Tax Law Changes	41
				Diversification	41
2.	Purchase	11		Required Distributions	41
	Purchase Payments	11
	Automatic Investment Plan (AIP)	12	8.	Access to Your Money	41
	Allocation of Purchase Payments	12		Partial Withdrawal Privilege	42
	Tax-Free Section 1035 Exchanges	12		Waiver of Withdrawal Charge Benefits	43
	Accumulation Units/ Computing the Contract Value	13		Systematic Withdrawal Program	43
				Minimum Distribution Program and Required
3.	The Annuity Phase	14		Minimum Distribution (RMD) Payments	43
	Income Date	14		Suspension of Payments or Transfers	44
	Traditional Annuity Payments	14
	Traditional Guaranteed Minimum Income Benefit		9.	Death Benefit	44
	(GMIB)	15		Traditional Guaranteed Minimum Death Benefit
	Taxation of GMIB Payments	17		(Traditional GMDB)	45
	Amount Used to Calculate GMIB Payments	17		Enhanced Guaranteed Minimum Death Benefit
	Traditional GMIB Value	17		(Enhanced GMDB)	45
	Annuity Options	17		Earnings Protection Guaranteed Minimum Death Benefit
	Partial Annuitization	20		( Earnings Protection GMDB)	47
				When the Death Benefit Ends	47
4.	Investment Options	21		Death of the Owner Under Inherited IRA Contracts	48
	Substitution and Limitation on Further Investments	27		Death of the Owner and/or Annuitant Under
	Transfers Between Investment Choices	28		All Other Contracts	48
	Excessive Trading and Market Timing	29		Death Benefit Payment Options During the
	Dollar Cost Averaging (DCA) Program	31		Accumulation Phase	51
	Flexible Rebalancing	31
	Financial Advisers – Asset Allocation Programs	32	10.	Other Information	52
	Voting Privileges	32		Allianz Life	52
				The Separate Account	52
5.	Our General Account	32		Distribution	52
				Additional Credits for Certain Groups	53
6.	Expenses	32		Administration/Allianz Service Center	53
	Separate Account Annual Expenses	33		Legal Proceedings	54
	Contract Maintenance Charge	33		Financial Statements	54
	Withdrawal Charge	34		Status Pursuant to Securities Exchange Act of 1934	54
	Transfer Fee	35
	Premium Tax	36	12.	Table of Contents of the Statement of Additional
	Income Tax	36		Information (SAI)	54
	Investment Option Expenses	36
			13.	Privacy and Security Statement	55
7.	Taxes	36
	Annuity Contracts in General	36	Appendix A – Condensed Financial Information		57
	Qualified Contracts	36	Appendix B – GMIB Value Calculation Examples		65
	Multiple Contracts	38	Appendix C – Death Benefit Calculation Examples		66
	Partial 1035 Exchanges	38	For Service or More Information		68
	Distributions – Non-Qualified Contracts	38
	Distributions – Qualified Contracts	39

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

GLOSSARY

This prospectus is written in plain English. However, there are some technical words or terms that are capitalized throughout the prospectus. For your convenience, we included this glossary to define these terms.

The following is a list of common abbreviations used in this prospectus:

AIA	=	Annual Increase Amount	GMIB	=	Guaranteed Minimum Income Benefit
CV Plus	=	Contract Value Plus	MAV	=	Maximum Anniversary Value
GMDB	=	Guaranteed Minimum Death Benefit
Accumulation Phase – the initial phase of your Contract before you apply your total Contract Value to Annuity Payments. The Accumulation Phase begins on the Issue Date and may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

Accumulation Unit – the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Accumulation Phase.

AIA (Annual Increase Amount) – a calculation used in determining the Enhanced GMDB value.

Annuitant – the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization.

Annuity Options – the income options available to you under the Contract.

Annuity Payments – payments made by us to the Payee pursuant to the chosen Annuity Option.

Annuity Phase – the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you take a Partial Annuitization.

Annuity Unit – the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Annuity Phase.

Beneficiary – the person(s) or entity the Owner designates to receive any death benefit.

Business Day – each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

Contract – the deferred annuity contract described by this prospectus.

Contract Anniversary – a 12-month anniversary of the Issue Date or any subsequent 12-month Contract Anniversary.

Contract Value – on any Business Day it is equal to the sum of the values in your selected Investment Choices. It does not include amounts applied to Annuity Payments.

Contract Year – any period of 12 months beginning on the Issue Date or a subsequent Contract Anniversary.

Financial Professional – the person who advises you regarding the Contract.

Full Annuitization – the application of the total Contract Value to Annuity Payments.

Good Order – a request is in “Good Order” if it contains all of the information we require to process the request. If we require information to be provided in writing, “Good Order” also includes provision of information on the correct form, with any required certifications or guarantees, sent to and received at the correct mailing address. If you have questions about the information we require, please contact the Service Center.

GMDB (Guaranteed Minimum Death Benefit) – you selected one of three GMDBs at Contract issue. These GMDBs provide different guaranteed death benefit values.

GMIB (Guaranteed Minimum Income Benefit) – provides guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments).

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

GMIB Payment – fixed Annuity Payments we make under the GMIB.

Income Date – the date we begin making Annuity Payments to the Payee from the Contract. Because the Contract allows for Partial Annuitizations there may be multiple Income Dates.

Investment Choices – the Investment Options and any general account Investment Choices available under the Contract for Purchase Payments or transfers.

Investment Options – the variable investments available to you under the Contract whose performance is based on the securities in which they invest.

Issue Date – the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

Joint Owners – two Owners who own a Contract.

MAV (Maximum Anniversary Value) – a calculation used in determining the Enhanced GMDB value.

Non-Qualified Contract – a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.

Owner – “you,” “your” and “yours.” The person(s) or entity designated at Contract issue and named in the Contract who may exercise all rights granted by the Contract.

Partial Annuitization – the application of only part of the Contract Value to Traditional Annuity Payments (or part of the GMIB value to GMIB Payments if your Contract includes the Traditional GMIB). If you take a Partial Annuitization, the Accumulation Phase and Annuity Phase of the Contract may occur at the same time. You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. Partial Annuitizations are not available to Joint Owners. If you take a Partial Annuitization, there can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to designate a joint Annuitant.

Payee – the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase.

Purchase Payment – the money you put into the Contract.

Qualified Contract – a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (for example, 401(a) and 401(k) plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts).

Separate Account – Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

Service Center – the Allianz Service Center. Our Service Center address and telephone number are listed in the following section.

Traditional Annuity Payments – Annuity Payments we make to the Payee based on the Contract Value.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

FEE TABLES

The following tables describe the fees and expenses that you will pay when owning and taking a withdrawal from the Contract. For more information, see section 6, Expenses.

The first tables describe the fees and expenses that you will pay if you take a withdrawal from the Contract during the Accumulation Phase or if you make transfers.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge During the Accumulation Phase(1),(2)
(as a percentage of each Purchase Payment withdrawn)

Number of Complete Years Since We Received Your Purchase Payment	Charge
0	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 years or more	0%

Transfer Fee(3)………………………………….......	The lesser of $25 or 2% of the amount transferred
Premium Tax(4)……………………………………...	0% to 3.5%
(as a percentage of each Purchase Payment)

(1)
In Washington we waive the withdrawal charge beginning with the later of the first Contract Anniversary after you attain age 70, or the tenth Contract Anniversary. For more information, please see Section 6, Expenses – Withdrawal Charge.

(2)
The partial withdrawal privilege for each Contract Year after the first is equal to 15% of your Contract Value as of the immediately preceding Contract Anniversary, less any previous withdrawals taken during the Contract Year that were not subject to a withdrawal charge. We do not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege. There is no partial withdrawal privilege during the first Contract Year or during the Annuity Phase. Any unused partial withdrawal privilege in one Contract Year is not added to the amount that is available in the next Contract Year. For more details and additional information on other penalty-free withdrawal options, please see the discussion of the partial withdrawal privilege and other information that appears in section 8, Access to Your Money.

(3)
The first twelve transfers in a Contract Year are free. We count all transfers made in the same Business Day as one transfer. The following transfers are not subject to a transfer fee and do not count against any free transfers we allow: dollar cost averaging transfers and flexible rebalancing transfers. Currently we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct this fee during the Annuity Phase. For more information, please see section 6, Expenses – Transfer Fee.

(4)
It is our current practice not to make deductions from the Contract Value to reimburse ourselves for premium tax that we pay, although we reserve the right to make such a deduction in the future. For more information, please see section 6, Expenses – Premium Tax.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

CONTRACT OWNER PERIODIC EXPENSES

The next tables describe the fees and expenses that you pay periodically during the time that you own your Contract, not including the Investment Options’ fees and expenses. The Separate Account annual expenses include the mortality and expense risk (M&E) charge and the administrative charge.

During the Accumulation Phase:

Contract Maintenance Charge(5)………………...	$30
(per Contract per year)

Separate Account Annual Expenses(6)
The annualized rate is realized on a daily basis as a percentage of the net asset value of an Investment Option.

	Contract without a GMIB			Contract with the Traditional GMIB
	M&E Charge	Admin. Charge	Total	M&E Charge	Admin. Charge	Total
Traditional GMDB	1.60%	0.15%	1.75%	1.75%	0.15%	1.90%
Enhanced GMDB	1.90%	0.15%	2.05%	2.00%	0.15%	2.15%
Earnings Protection GMDB	1.90%	0.15%	2.05%	2.05%	0.15%	2.20%
During the Annuity Phase:

Contract Maintenance Charge(5)………………...	$30
(per Contract per year)

Separate Account Annual Expenses – if you request variable Traditional Annuity Payments
The annualized rate is realized on a daily basis as a percentage of each Investment Option’s net asset value.

M&E Charge(7)	1.60%
Administrative Charge	0.15%
Total	1.75%

(5)
We waive the contract maintenance charge if your Contract Value is at least $50,000 at the time we are to deduct the charge. For more information, please see section 6, Expenses – Contract Maintenance Charge.

(6)	Some or all of the guaranteed benefits may not be available in all states, check with your Financial Professional.

(7)
Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. It is also possible to have a different M&E charge on different portions of the Contract at the same time if you request variable Traditional Annuity Payments under a Partial Annuitization. For more information, please see section 3, The Annuity Phase – Partial Annuitization.

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS

This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses for the period ended December 31, 2010, charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option’s average daily net assets.

	Minimum	Maximum
Total annual Investment Option operating expenses* (including management fees, distribution or 12b-1 fees, and other expenses) before fee waivers and expense reimbursements	0.47%	1.70%

*
Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option. The maximum current fee is 0.25%. The amount of these fees, if deducted from Investment Option assets, is reflected in the above table.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

EXAMPLES

The expenses for your Contract may be different from those shown in the examples below depending upon which Investment Option(s) you select and the benefits that apply.

These examples are intended to help you compare the cost of investing in a Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers. You should not consider the examples below as a representation of past or future expenses. Actual expenses may be greater or less than those shown.

We deduct the total $30 contract maintenance charge in the examples at the end of each year during the Accumulation Phase. Please note that this charge does not apply during the Accumulation Phase if your Contract Value at the end of year is at least $50,000, or during the Annuity Phase if your Contract Value on the Income Date is at least $50,000 (see section 6, Expenses – Contract Maintenance Charge). A transfer fee may apply, but is not reflected in the tables (see section 6, Expenses – Transfer Fee).

If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.

a)	The Earnings Protection GMDB and the Traditional GMIB

(which carries the highest Separate Account annual expense of 2.20%).

b)	The Traditional GMDB and no GMIB (which carries the lowest Separate Account annual expense of 1.75%).

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:		1 Year	3 Years	5 Years	10 Years
1.70% (the maximum Investment Option operating expense)	a)	$1,022	$1,789	$2,494	$4,421
	b)	$ 978	$1,659	$2,283	$4,030
0.47% (the minimum Investment Option operating expense)	a)	$ 900	$1,429	$1,905	$3,303
	b)	$ 855	$1,294	$1,680	$2,854

If you do not take a full withdrawal or if you take a Full Annuitization* of the Contract at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.

Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:		1 Year	3 Years	5 Years	10 Years
1.70% (the maximum Investment Option operating expense)	a)	$ 422	$1,279	$2,154	$4,421
	b)	$ 378	$1,149	$1,943	$4,030
0.47% (the minimum Investment Option operating expense)	a)	$ 300	$ 919	$1,565	$3,303
	b)	$ 255	$ 784	$1,340	$2,854

*	Traditional Annuity Payments are generally not available until the second Contract Anniversary in most states and GMIB Payments are not available until the seventh Contract Anniversary.

See Appendix A for condensed financial information on the Accumulation Unit values (AUVs) for the highest and lowest Separate Account annual expenses. See Appendixes A and B to the Statement of Additional Information for condensed financial information regarding the AUVs for other expense levels and for older Contracts that we no longer offer.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

1.	THE VARIABLE ANNUITY CONTRACT

The Contract is no longer offered for sale. However, as an existing Owner, you can make additional Purchase Payments to your Contract during the Accumulation Phase subject to certain restrictions.

An annuity is a contract between you (the Owner), and an insurance company (in this case Allianz Life), where you make payments to us and, in turn, we promise to make regular periodic payments (Annuity Payments) to the Payee.

The Contract is tax deferred. You generally are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. For Qualified Contracts, the tax deferral is provided through compliance with specialized tax-qualification rules, and you do not receive any additional tax benefit by purchasing the Contract. However, the Contract may offer other features that meet your needs.

The Contract has an Accumulation Phase and an Annuity Phase. You can take withdrawals from the Contract during the Accumulation Phase and, subject to certain restrictions, you can make additional Purchase Payments.

The Accumulation Phase begins on the Issue Date and ends upon the earliest of the following.

•	The Business Day before the Income Date if you take a Full Annuitization.

•	The Business Day we process your request for a full withdrawal.

•
Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), the Accumulation Phase ends on the Business Day we receive in Good Order at our Service Center, both due proof of death and an election of the death benefit payment option, unless the spouse of the deceased continues the Contract.

The Annuity Phase is the period during which we make Annuity Payments from the Contract. Under all Contracts, Traditional Annuity Payments are available during the Annuity Phase. Traditional Annuity Payments must begin on a designated date (the Income Date) that is at least two years after your Issue Date. For Contracts with a GMIB, you can request fixed Annuity Payments (GMIB Payments) beginning on the seventh Contract Anniversary. If you apply the entire Contract Value to Annuity Payments, we call that a Full Annuitization, and if you apply only part of the Contract Value to Annuity Payments, we call that a Partial Annuitization.* The maximum number of annuitizations you can have at any one time is five. Because the Contract allows Partial Annuitization, it is possible that some portions of the Contract are in the Accumulation Phase and other portions are in the Annuity Phase at the same time. The Annuity Phase begins on the Income Date (or the first Income Date if you take any Partial Annuitizations) and ends when all portion(s) of the Contract that you apply to Annuity Payments have ended, as indicated in section 3, The Annuity Phase.

*	GMIB Partial Annuitizations are based on the GMIB value and are not available until the seventh Contract Anniversary. They are also not available if the GMIB value is less than the Contract Value.

Your Investment Choices include the Investment Options and any available general account Investment Choice. You cannot invest in more than 15 Investment Options at any one time. Depending upon market conditions, you can gain or lose value in the Contract based on the investment performance of the Investment Options. The Investment Options are designed to offer the opportunity for a better return than any available general account Investment Choice; however, this is not guaranteed. The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase and the amount of any variable Traditional Annuity Payments we make during the Annuity Phase depend in large part upon the investment performance of any Investment Options you select.

We do not make any changes to your Contract without your permission except as may be required by law.

The Contract ends when:

•	the Accumulation Phase ends,

•	the Annuity Phase, if any, ends and/or

•	all applicable death benefit payments have been made.

For example, if you purchased a Contract and later take a full withdrawal of the entire Contract Value, both the Accumulation Phase and the Contract end although the Annuity Phase never began and we did not make any death benefit payments.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

State Specific Contract Restrictions

The Contract is subject to the law of the state in which it was issued. Some of the terms of your Contract may differ from the terms of a Contract delivered in another state because of state-specific legal requirements. Areas in which there may be state-specific Contract provisions may include the following.

•	The withdrawal charge schedule.

•	Availability of Investment Options, Annuity Options, endorsements, and/or riders.

•	Selection of certain Income Dates.

•	Restrictions on your ability to make additional Purchase Payments.

•	Selection of certain assumed investment rates for variable Annuity Payments.

•	Our ability to restrict transfer rights.

All material state variations in the Contract are disclosed in this prospectus. If you would like more information regarding state-specific Contract provisions, you should contact your Financial Professional or contact our Service Center at the toll free number listed at the back of this prospectus.

OWNERSHIP

Owner

You, as the Owner, have all the rights under the Contract. The Owner was designated at Contract issue. You can change Owners at any time subject to our approval. However, Qualified Contracts can only have one Owner and there may be Internal Revenue Service (IRS) or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any ownership change becomes effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.

Joint Owner

A Non-Qualified Contract can be owned by up to two Owners. Upon the death of either Joint Owner, the surviving Joint Owner becomes the sole primary Beneficiary. We then treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. You can change Joint Owners under the same conditions as described for an Owner. If a Contract has Joint Owners, we generally require the signature of both Owners on any forms that are submitted to our Service Center.

NOTE FOR PARTIAL ANNUITIZATIONS: Partial Annuitizations are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we do not allow the Owner to add a joint Annuitant.

Annuitant

The Annuitant is the individual on whose life we base Annuity Payments. You designated an Annuitant when you purchased a Contract. For Qualified Contracts, before the Income Date the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement. You can change the Annuitant on an individually owned Non-Qualified Contract at any time before the Income Date, but you cannot change the Annuitant if the Owner is a non-individual (for example, a qualified plan or trust). Subject to our approval, you can add a joint Annuitant on the Income Date if you take a Full Annuitization. For Qualified Contracts, the ability to add a joint Annuitant is subject to any plan requirements associated with the Contract, and the joint Annuitants must be spouses. If the Annuitant of a jointly, individually owned Contract dies before the Annuity Date, the younger Owner automatically becomes the new Annuitant, but the Owner can subsequently name another Annuitant.

Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who would receive it. For example, if a sole Owner dies during the Accumulation Phase of the Contract, we pay a death benefit to the Beneficiary(s). If the Annuitant is not an Owner and he/she dies during the Accumulation Phase of the Contract, the Owner can name a new Annuitant (subject to our approval) and we do not pay a death benefit. If a sole Owner who is not an Annuitant dies during the Annuity Phase, the Beneficiary becomes the Owner, Annuity Payments continue and we do not pay a death benefit. If an Annuitant dies after a Full Annuitization under an Annuity Option with a guaranteed period, Annuity Payments to the Payee continue until the Contract ends and are paid at least as rapidly as they were being paid at the time of the Annuitant’s death. Use care when designating Owners and Annuitants, and consult your Financial Professional if you have questions.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

Payee

The Payee is the person you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. The Owner receives tax reporting on those payments. For Non-Qualified Contracts, an Owner or Annuitant can be the Payee, but it is not required. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee. For all other Qualified Contracts, the Owner is not required to be the Payee, but the Owner cannot transfer or assign his or her rights under the Contract to someone else. If you do not designate a Payee by the Income Date, we make Annuity Payments to the Owner. The Owner can change the Payee at any time, subject to our approval, provided that designation of a Payee is consistent with federal and state laws and regulations.

Beneficiary

The Beneficiary is the person(s) or entity you designated at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not designate a Beneficiary, any death benefit is paid to your estate.

NOTE FOR JOINT OWNERS: For jointly owned Contracts, the sole primary Beneficiary is the surviving Joint Owner. For Contracts that are jointly owned by spouses, if both spousal Joint Owners die before we pay the death benefit, we pay the death benefit to the contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries. However, if the Joint Owners were not spouses and both Joint Owners die before we pay the death benefit, we pay the death benefit to the estate of the Joint Owner who died last.

Assignment, Changes of Ownership and Other Transfers of a Contract

An authorized request specifying the terms of an assignment (including any assignment, change of ownership or other transfer) of a Contract must be provided to our Service Center and approved by us. To the extent permitted by state law, we reserve the right to refuse to consent to any assignment at any time on a nondiscriminatory basis. We withhold our consent if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation. We are not liable for any payment made or action taken before we consent and record the assignment. An assignment may be a taxable event. We are not responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.

2.	PURCHASE

PURCHASE PAYMENTS

A Purchase Payment is the money you put into the Contract. The Purchase Payment requirements for this Contract are as follows.

•	You can make additional Purchase Payments of at least $250 (or as low as $100 if you have selected the automatic investment plan) during the Accumulation Phase.

•
You cannot make any additional Purchase Payments to the Contract after the Income Date that you take a Full Annuitization (including a required Full Annuitization on the maximum permitted Income Date). In certain states, additional Purchase Payments can only be made during the first Contract Year or may be otherwise restricted.

•	The maximum total amount we accept without our prior approval is $1 million (including amounts already invested in other Allianz Life variable annuities).

•
If you purchased this Contract as an Inherited IRA, the death benefit proceeds of the previous tax-qualified investment were directly transferred into this Contract (see section 8, Access to Your Money – The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments). A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We do not accept any other forms of Purchase Payment on an Inherited IRA Contract. The death benefit proceeds cannot be received by the beneficiary and then applied to an Inherited IRA Contract. For more information on Inherited IRA Contracts, see section 7, Taxes – Qualified Contracts – Inherited IRA.

Purchase Payments to Qualified Contracts are limited by federal law and must be from earned income or a qualified transfer or rollover. Purchase Payments to Qualified Contracts other than from a qualified transfer may be restricted after the Owner reaches age 70½.

We reserve the right to decline any Purchase Payment, and if mandated under applicable law, we may be required to reject a Purchase Payment.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

AUTOMATIC INVESTMENT PLAN (AIP)

The automatic investment plan (AIP) is a program that allows you to make additional Purchase Payments to your Contract during the Accumulation Phase on a monthly or quarterly basis by electronic transfer of money from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. Our Service Center must receive your form in Good Order by the first of the month in order for AIP to begin that same month. Investments take place on the 20th of the month or the next Business Day if the 20th is not a Business Day. The minimum investment that you can make by AIP is $100. You may stop or change AIP at any time. We must be notified by the first of the month in order to stop or change AIP for that month. If AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. AIP is not available if the Qualified Contract is funding a plan that is tax qualified under Section 401of the Internal Revenue Code.

AIP is no longer available to you after the Income Date on which you take a Full Annuitization.

ALLOCATION OF PURCHASE PAYMENTS

We allocate your Purchase Payments to the Investment Choices you select. We ask that you allocate your money in whole percentages. Transfers of Contract Value between Investment Choices do not change your future allocation instructions.

You can change your future allocation instructions at any time without fee, penalty or other charge upon written notice or telephone instructions to our Service Center, or by our website. We do not currently accept future Purchase Payment allocation instructions from you via email or other electronic communications, other than our website. These other communication methods may be available to you in the future. Changes to your future allocation instructions we receive in Good Order, in writing or by telephone at our Service Center, or by our website, are effective on the Business Day that we receive them. If you change your future allocation instructions by writing or telephone, and you are participating in the automatic investment plan, dollar cost averaging program or the flexible rebalancing program, your instructions must include directions for the plan/program. If you change your future allocation instructions on our website and you are participating in a plan/program, you must contact us to change direction for the plan/program. We accept changes to future allocation instructions from any Owner unless you instruct otherwise. We may allow you to authorize someone else to change allocation instructions on your behalf.

We reserve the right to limit the number of Investment Options that you can invest in at any one time. Currently, you can invest in up to 15 of the Investment Options at any one time. We may change this in the future; however, we always allow you to invest in at least ten Investment Options.

If you make additional Purchase Payments, we add this money to your Contract on the Business Day we receive it in Good Order. Our Business Day closes when regular trading on the New York Stock Exchange closes. If you submit a Purchase Payment to your Financial Professional, we do not begin processing the Purchase Payment until it is received at our Service Center. We consider a Purchase Payment to be “received” when it is received at our Service Center regardless of how or when you made the payment.

TAX-FREE SECTION 1035 EXCHANGES

Subject to certain restrictions, you can make a “tax-free” exchange under Section 1035 of the Internal Revenue Code for all or a portion of one annuity contract for another, or all of a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:

•	you might have to pay a withdrawal charge on your previous contract,

•	there is a new withdrawal charge period for this Contract,

•	other charges under this Contract may be higher (or lower),

•	the benefits may be different, and

•	you no longer have access to any benefits from your previous contract.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine the exchange is in your best interest and not just better for the person selling you the Contract who generally earns a commission on each sale. You should consult a tax adviser to discuss the potential tax effects before making a 1035 exchange.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE

Your Contract Value in the subaccounts increase and decrease based upon the investment performance of the Investment Option(s) you choose. Your Contract Value is also affected by the charges of the Contract and any interest you earn on any general account Investment Choices. In order to keep track of your Contract Value in the Separate Account, we use a measurement called an Accumulation Unit. If you request variable Traditional Annuity Payments during the Annuity Phase of the Contract, we call this measurement an Annuity Unit.

When we receive a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to an Investment Option at the daily price next determined after receipt of the Purchase Payment at our Service Center. The daily purchase price is normally determined at the end of each Business Day and any Purchase Payment received at or after the end of the current Business Day receives the next Business Day’s price. The Purchase Payments you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit to your Contract by dividing the amount of the Purchase Payment allocated to a subaccount by the value of the corresponding Accumulation Unit.

Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous Business Day by the net investment factor for the current Business Day. We determine the net investment factor by:

•
Adding accrued but unpaid distributions (daily interest, dividends, long term gains and short term gains) for an Investment Option to its net asset value (NAV), then subtracting the NAV at the end of the prior business day.

•	That change is then divided by the NAV the end of the prior business day to determine the overall daily performance in the Investment Option.

•	That calculation is then multiplied by one minus the current Business Day’s mortality and expense risk charge and any additional calendar days since the prior Business Day.

We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate your Contract Value in the Separate Account by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together. (For example, the Contract Value on any Contract Anniversary reflects the number and value of the Accumulation Units at the end of the previous Business Day.)

Example

•	On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.

•	When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on the Investment Option you chose is $13.25.

We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with 226.415094 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received at or after the end of the current Business Day, it would have received the next Business Day’s price.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

3.	THE ANNUITY PHASE

You can apply your Contract Value to regular periodic payments (Annuity Payments). A Full Annuitization occurs when you apply the entire Contract Value to Annuity Payments. A Partial Annuitization occurs when you apply only part of your Contract Value to Annuity Payments. The Payee receives the Annuity Payments.* You receive tax reporting on the payments, whether or not you are the Payee. We may require proof of the Annuitant(s)’ age before we make any life contingent Annuity Payment. If you misstate the Annuitant(s)’ age or gender, the amount payable is the amount that would have been provided at the true age or gender.

*	GMIB Partial Annuitizations are based on the GMIB value and are not available until the seventh Contract Anniversary. They are also not available if the GMIB value is less than the Contract Value.

INCOME DATE

The Income Date is the date Annuity Payments (GMIB Payments or Traditional Annuity Payments) begin. Your scheduled Income Date in your Contract is the maximum permitted Income Date allowed for your Contract, which is the first day of the calendar month following the later of: a) the Annuitant’s 85th birthday, or b) the tenth (fifth in Pennsylvania) Contract Anniversary. Your scheduled Income Date may be different if the Contract is issued to a charitable remainder trust. An earlier Income Date or a withdrawal may be required to satisfy minimum required distribution rules under certain Qualified Contracts. You can make an authorized request for a different Income Date, but any such request is subject to applicable law and our approval. The extension available to you may vary depending on the Financial Professional you purchased your Contract through and your state of residence. Your Income Date must be the first day of a calendar month and must be at least two years after the Issue Date. The Income Date cannot be later than what is permitted under applicable law. To receive the annuity income protection of the GMIB, your Income Date must be within 30 days following a Contract Anniversary beginning with the seventh Contract Anniversary (and certain other conditions must also be met).

NOTE: You must take a Full Annuitization of your total Contract Value on the maximum permitted Income Date if, at that time, your Contract Value is greater than zero. We base your Annuity Payments on your Contract Value. If you have not selected an Annuity Option we make payments under the default option described in the “Annuity Payments” discussion of this section. Upon Full Annuitization you no longer have a Contract Value, any periodic withdrawal or payments (other than Annuity Payments) stop, and the death benefit ends.

TRADITIONAL ANNUITY PAYMENTS

Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.

You can request Traditional Annuity Payments under Annuity Options 1-5 as:

•	a variable payout,

•	a fixed payout, or

•	a combination of both.

We base Annuity Payments on your Contract Value.

Under a fixed payout, all of the Annuity Payments are the same dollar amount (equal installments) except as provided under Annuity Option 3. Guaranteed fixed Traditional Annuity Payments are based on an interest rate and mortality table specified in your Contract. The payout rates for fixed Traditional Annuity Payments provided by your Contract are guaranteed and in no event do we use lower fixed payout rates to calculate your fixed Traditional Annuity Payments. However, we may use higher fixed payout rates to calculate fixed Traditional Annuity Payments than the guaranteed rates provided by your Contract.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

If you choose a variable payout, the dollar amount of the payments depend upon the following factors.

•	The Contract Value on the Income Date.

•	The age of the Annuitant and any joint Annuitant on the Income Date.

•	The gender of the Annuitant and any joint Annuitant, where permitted.

•	The Annuity Option you select.

•	The 5% assumed investment rate (AIR) you select.

•	Your Contract’s mortality table.

•	The future performance of the Investment Option(s) you select.

The AIR is 5%. We may agree with you to use a different value, however, the AIR cannot exceed 7%. The 7% AIR is not available in all states. Using a higher AIR results in a higher initial variable Traditional Annuity Payment, but later payments increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance of your Investment Options exceeds the AIR you selected, the variable Traditional Annuity Payments increase. Similarly, if the actual performance is less than the AIR you selected, the variable Traditional Annuity Payments decrease.

If you choose a variable payout, you can continue to invest in up to 15 of the available Investment Options. We may change this in the future, but we always allow you to invest in at least five Investment Options. If you do not tell us otherwise, we base variable Traditional Annuity Payments on the investment allocations that were in place on the Income Date. Currently, it is our business practice that your initial Traditional Annuity Payment must be more than $50.

Each portion of the Contract that you apply to Traditional Annuity Payments ends upon the earliest of the following.

•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.

•
Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Traditional Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract ends upon payment of the lump sum.

•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.

•     When the Contract ends.

TRADITIONAL GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

The GMIB offers a minimum guaranteed income stream for Owners who can wait at least seven years before taking income.

The optional Traditional GMIB was available at Contract issue for an additional M&E charge. We calculate the additional M&E charge as discussed in section 6, Expenses – Separate Account Annual Expenses. The additional M&E charge will reduce the performance of your selected Investment Options and in the long term may provide less Contract Value to you than would otherwise be available from the same Contract without the Traditional GMIB. The Traditional GMIB does not create Contract Value or guarantee the performance of any Investment Option. Once you select the Traditional GMIB, you cannot cancel it.

If you purchased this Contract under a qualified plan that is subject to required minimum distributions (RMDs) and you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements.

You must hold your Contract for seven complete Contract Years before you can exercise the Traditional GMIB. If your Contract includes the Traditional GMIB and you do not exercise it, you will have incurred higher Contract expenses without receiving any advantage from the Traditional GMIB.

The Traditional GMIB provides guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in Contract. You can always annuitize your Contract Value two years or more after the Issue Date under a fixed and/or variable traditional Annuity Option. However, if you do, you cannot use the Traditional GMIB value.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

The annuity income protection provided by the Traditional GMIB applies only under the following circumstances.

•	Your Income Date must be within 30 days following a Contract Anniversary, beginning with the seventh Contract Anniversary.

•	GMIB Payments can only be made as fixed payouts, regardless of the Annuity Option you select.

Under the GMIB, you can take either a Full Annuitization, or you can take Partial Annuitization(s) if the GMIB value is greater than the Contract Value.

If you exercise the Traditional GMIB under a Full Annuitization:

•	The Accumulation Phase ends and the Annuity Phase begins.

•
The portion of the Contract that you apply to the GMIB is no longer subject to the Separate Account annual expense, but any portion of the Contract that has been applied to variable Traditional Annuity Payments continues to be subject to a 1.75% Separate Account annual expense.

•	The GMDB endorsement ends.

If you exercise the Traditional GMIB under a Partial Annuitization*:

•	The Annuity Phase begins and the Accumulation Phase continues.

•
The portion of the Contract that you apply to the GMIB is no longer subject to the Separate Account annual expense, but any portion of the Contract that is in the Accumulation Phase or that has been applied to variable Traditional Annuity Payments continues to be subject to the appropriate Separate Account annual expense.

•
If any portion of the Contract is still in the Accumulation Phase, you may be able to make additional Purchase Payments to the Contract, but you cannot make additional Purchase Payments to any portion of the Contract that is in the Annuity Phase.

•	The Partial Annuitization reduces the Contract Value and GMDB value proportionately by the percentage of GMIB value you apply to the GMIB.

•	GMIB Payments do not affect the Contract Value available under the portion of the Contract that is in the Accumulation Phase.

*	Not available if the GMIB value is less than the Contract Value.

If you take a Partial Annuitization you cannot do any of the following.

•	Transfer any amounts you allocated to GMIB Payments back to the portion of the Contract that is in the Accumulation Phase.

•	Transfer amounts from one Annuity Payment stream to another.

•	Allocate additional GMIB value (or Contract Value) to an existing stream of Annuity Payments.

In order to begin receiving GMIB Payments, you must submit an income option election form to our Service Center after the expiration of the seven-year waiting period and within 30 days following a Contract Anniversary. GMIB Payments begin after your request has been received at our Service Center and is determined to be in good order. We make GMIB Payments to you beginning on the 30th day after your Contract Anniversary. If the scheduled GMIB Payment date does not fall on a Business Day, we make payment to you on the next Business Day.

Each portion of the Contract that you apply to GMIB Payments ends upon the earliest of the following.

•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.

•	Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period.*

•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.

•	When the Contract ends.

*	If we make a lump sum payment of the remaining guaranteed GMIB Payments at the death of the last surviving Annuitant, this portion of the Contract ends upon payment of the lump sum.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

TAXATION OF GMIB PAYMENTS

If you take a GMIB Partial Annuitization, GMIB Payments are treated as withdrawals and not annuity payments for tax purposes. This means that for tax purposes, any Contract earnings in the entire Contract is considered to be distributed before Purchase Payments and may be subject to a 10% federal penalty tax. For Non-Qualified Contracts, gains are generally subject to income tax and Purchase Payments are not. For Qualified Contracts, the entire GMIB Payment under a Partial Annuitization is most likely subject to income taxes. For more information on Partial Annuitizations, please see the discussion that appears earlier in this section.

If you take a Full Annuitization under the GMIB, GMIB Payments should be treated as annuity payments for tax purposes. If you take a GMIB Partial Annuitization, it should be treated as annuity payments (and not withdrawals) for tax purposes only after the Income Date on which you have applied the entire remaining Contract Value to Annuity Payments under the GMIB and/or Traditional Annuity Payments, that is, the Income Date after the Contract has been fully annuitized. For Non-Qualified Contracts that have been fully annuitized, a portion of each payment may be treated as gains that are subject to tax as ordinary income, and the remaining portion of the payment is considered to be a return of your investment and not be subject to income tax. Once we have paid out all of your Purchase Payments, however, the full amount of each GMIB Payment is subject to tax as ordinary income. For Qualified Contracts, the entire GMIB Payment is most likely subject to tax as ordinary income. Once you apply the entire Contract Value to Annuity Payments, GMIB Payments are not generally subject to the 10% federal penalty tax.

AMOUNT USED TO CALCULATE GMIB PAYMENTS

The GMIB guarantees that the GMIB Payments are equal to the guaranteed fixed payout rates applied to the GMIB value. There may be situations where the GMIB value is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with the GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We base your Annuity Payments on whichever amount (GMIB value or Contract Value) produces the greater payment. However, if we use the Contract Value and the current fixed payout rates to calculate Traditional Annuity Payments, you will have incurred higher Contract expenses without receiving any explicit benefit from the GMIB.

TRADITIONAL GMIB VALUE

The Traditional GMIB value before the date of your death is equal to:

•	total Purchase Payments received,

•
reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization or withdrawal taken, and

•	if you took a GMIB Partial Annuitization, reduced by the dollar amount applied to the GMIB Payments.

Any traditional Partial Annuitizations or withdrawals you take may reduce the Traditional GMIB value by more than the amount annuitized or withdrawn. If the Contract Value at the time of annuitization or withdrawal is less than the GMIB value, we deduct more than the amount annuitized or withdrawn from the GMIB value.

Please see Appendix B for examples of the calculations of the Traditional GMIB value.

ANNUITY OPTIONS

You can choose one of the Annuity Options described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

Annuity Payments usually are lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. If you choose life contingent Annuity Payments, payout rates for a younger Annuitant are lower than the payout rates for an older Annuitant and payout rates for life with a guaranteed period are typically lower than life only payments. Monthly payout rates are lower than annual payout rates, payout rates for a 20-year guaranteed period are less than payout rates for a 10-year guaranteed period, and payout rates for a 50-year-old Annuitant are less than payout rates for a 70-year-old Annuitant.

If you do not choose an Annuity Option before the Income Date, we make variable Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected guaranteed period, the last payment is the one that is due before the Annuitant’s death. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the Annuitant’s death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant’s death and return of the Contract before we make any lump sum payment on a Full Annuitization. There are no additional costs associated with a lump sum payment.

Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments stop with the last payment that is due before the last surviving joint Annuitant’s death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available to you under a Partial Annuitization.

Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected guaranteed period, the last payment is the one that is due before the Annuitant’s death. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant’s death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available to you under a Partial Annuitization.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant’s death. After the Annuitant’s death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

For variable Traditional Annuity Payments, the amount of the refund depends on the current Investment Option allocation and is the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}

where:

(A)	=	Annuity Unit value of the subaccount for that given Investment Option when due proof of the Annuitant’s death is received at our Service Center.

(B)	=	The amount applied to variable Traditional Annuity Payments on the Income Date.

(C)	=	Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant’s death is received at our Service Center.

(D)	=
The number of Annuity Units used in determining each variable Traditional Annuity Payment attributable to that given subaccount when due proof of the Annuitant’s death is received at our Service Center.

(E)	=	Dollar value of first variable Traditional Annuity Payment.

(F)	=	Number of variable Traditional Annuity Payments made since the Income Date.

We base this calculation upon the allocation of Annuity Units actually in force at the time due proof of the Annuitant’s death is received at our Service Center. We do not pay a refund if the total refund determined using the above calculation is less than or equal to zero.

EXAMPLE

•	The Contract has one Owner who is a 65-year-old male. He selects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item “B”).

•	The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item “C”).

•
The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is:  $6.15 x ($100,000 / $1,000) = $615 (item “E”).

•	Assume the Annuity Unit value on the Income Date is $12, then the number of Annuity Units used in determining each Annuity Payment is: $615 / $12 = 51.25 (item “D”).

•
The Owner who is also the Annuitant dies after receiving 62 Annuity Payments (item “F”) and the Annuity Unit value for the subaccount on the date the Service Center receives due proof of death is $10 (item “A”).

We calculate the refund as follows:

(A) x {[(B) x (C) x (D)/(E)] – [(D) x (F)]} = 10 x {[100,000 x 1.00 x (51.25 / 615)] – [51.25 x 62]} =
10 x {[100,000 x 0.083333] – 3,177.50} = 10 x {8,333.33 – 3,177.50} = 10 x 5,155.83 = $51,558.30

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

PARTIAL ANNUITIZATION

Partial Annuitizations are not available to everyone. There can be only one Owner, the Owner must be the Annuitant, and we do not allow the Owner to add a joint Annuitant.

You can take Partial Annuitizations as Traditional Annuity Payments after the second Contract Anniversary, and/or as GMIB Payments beginning on the seventh Contract Anniversary. Partial Annuitizations are not available after you take a Full Annuitization. If you take a Full Annuitization, the Accumulation Phase of the Contract ends.

You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. We do not allow you to allocate additional Contract Value (or GMIB value) to an existing stream of Annuity Payments. You also cannot transfer any amounts allocated to a stream of Annuity Payments to any other portion of the Contract. If you have four Partial Annuitizations and you would like to take a fifth, you must take a Full Annuitization and apply the entire remaining Contract Value to Annuity Payments, and the Accumulation Phase of the Contract ends. The amounts you apply to a Partial Annuitization and Annuity Payments we make under a Partial Annuitization are not subject to the withdrawal charge.

A Partial Annuitization decreases the Contract Value, the GMDB value, and any GMIB value. This decreases the amounts available for withdrawals, additional Annuity Payments and payment of the death benefit. The type of Annuity Payments (traditional or GMIB) you request under a Partial Annuitization reduces the GMIB and GMDB values differently. For more information, see section 3, The Annuity Phase – Traditional Guaranteed Minimum Income Benefit (GMIB); and see the discussion of the GMDB that applies to your Contract in section 9, Death Benefit.

For tax purposes, Annuity Payments we make under a Partial Annuitization are treated as partial withdrawals and not as annuity payments. However, once the entire Contract Value has been reduced to zero, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes. If you take a Partial Annuitization(s) and subsequently take a full withdrawal of the entire remaining Contract Value, all Annuity Payments we make on or after the Business Day you take the withdrawal, should be treated as annuity payments (and not withdrawals) for tax purposes.

NOTE: A recent tax law change allows a Partial Anuitization under a life Annuity Option on a Non-Qualified Contract to receive the same income tax treatment as a Full Annuitization. However, this income tax treatment does not apply to a Partial Annuitization on a Qualified Contract. You should consult a tax adviser before requesting a Partial Annuitization.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

4.	INVESTMENT OPTIONS

The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future, we may add, eliminate or substitute Investment Options. Depending on market conditions, you can gain or lose value by investing in the Investment Options.

You should read the Investment Options’ prospectuses carefully. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options’ prospectuses. To obtain a current prospectus for any of the Investment Options, contact your Financial Professional or call us at the toll free telephone number listed at the back of this prospectus.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 fees. For more information about share classes, see the Investment Options’ prospectuses.

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans.

The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios that the same investment advisers manage. Although the names, objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same names, investment advisers, objectives and policies.

Each of the Investment Options offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust), is a “fund of funds” and diversifies its assets by investing primarily in the shares of several other affiliated mutual funds.

The underlying funds may pay 12b-1 fees to the distributor of the Contracts, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the Allianz VIP Fund of Funds Trust and the Allianz VIP Fund of Funds Trust does not charge service fees or 12b-1 fees. The underlying funds of the Allianz VIP Fund of Funds Trust or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to Contract Owners. The amount of such service fees may vary depending on the underlying fund.

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.

The following advisers and subadvisers are affiliated with us: Allianz Investment Management LLC, Allianz Global Investors Capital and Pacific Investment Management Company LLC. The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option, and the primary investments of each Investment Option.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

INVESTMENT OPTIONS

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
ALLIANZ FUND OF FUNDS
Managed by Allianz Investment Management LLC	AZL Balanced Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 40% to 60% of assets in the underlying equity index funds and 40% to 60% in the underlying bond index fund.

	AZL Fusion Balanced Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration	Allocation among the underlying investments, to achieve a range generally from 40% to 60% of assets in equity funds and approximately 40% to 60% invested in fixed income funds.
	AZL Fusion Growth Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Allocation among the underlying investments, to achieve a range generally from 70% to 90% of assets in equity funds and approximately 10% to 30% invested in fixed income funds.
	AZL Fusion Moderate Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation	Allocation among the underlying investments, to achieve a range generally from 55% to 75% of assets in equity funds and approximately 25% to 45% invested in fixed income funds.
	AZL Growth Index Strategy Fund	A “Fund of Funds” Model Portfolio	Long-term capital appreciation
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 65% to 85% of assets in the underlying equity index funds and 15% to 35% in the underlying bond index fund.

ALLIANZ GLOBAL INVESTORS CAPITAL
Managed by Allianz Global Investors Capital	AZL Allianz AGIC Opportunity Fund	Small Cap	Capital appreciation
At least 65% of its assets in common stocks of “growth” companies (believed by the subadviser to have above-average growth prospects), with market capitalizations of less than $2 billion at the time of investment.

BLACKROCK
Managed by Allianz Investment Management LLC/BlackRock Capital Management, Inc.	AZL BlackRock Capital Appreciation Fund	Large Growth	Long-term growth of capital	Invests at least 80% of total assets in common and preferred stock and securities convertible into common and preferred stock of mid-size and large-size companies.
Managed by Allianz Investment Management LLC/BlackRock Investment Management, LLC	AZL International Index Fund	International	Match the performance of the MSCI EAFE® Index as closely as possible
Invests at least 80% of its assets in a statistically selected sampling of equity securities of companies included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) and in derivative instruments linked to the MSCI EAFE Index.

	AZL Mid Cap Index Fund	Mid Cap	Match the performance of the Standard & Poor’s MidCap 400® Index (“S&P 400 Index”) as closely as possible
Invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.

Managed by Allianz Investment Management LLC/BlackRock Institutional Management Corporation	AZL Money Market Fund	Cash Equivalent	Current income consistent with stability of principal
Invests in a broad range of short-term, high quality U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, commercial and other obligations. During extended periods of low interest rates, and due in part to contract fees and expenses, the yield of the AZL Money Market Fund may also become extremely low and possibly negative.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
Managed by Allianz Investment Management LLC/BlackRock Investment Management, LLC	AZL S&P 500 Index Fund	Large Blend	Match total return of the S&P 500®	Normally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.
	AZL Small Cap Stock Index Fund	Small Cap	Match performance of the S&P SmallCap 600 Index®	Invests in a representative sample of stocks included in the S&P SmallCap 600 Index®, and in futures whose performance is related to the index, rather than attempting to replicate the index.
Managed by BlackRock Advisors, LLC/BlackRock Investment Management, LLC and BlackRock International Limited	BlackRock Global Allocation V.I. Fund	Specialty	High total investment return
Invests in both equity and debt securities, including money market securities, of issuers located around the world. Seeks diversification across markets, industries, and issuers. May invest in securities of companies of any market capitalization and in REITs.

COLUMBIA
Managed by Allianz Investment Management LLC/Columbia Management Investment Advisers, LLC	AZL Columbia Mid Cap Value Fund	Mid Cap	Long-term growth of capital
Invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap® Value Index at the time of purchase that the fund’s subadviser believes are undervalued and have the potential for long-term growth.

	AZL Columbia Small Cap Value Fund	Small Cap	Long-term capital appreciation
Invests at least 80% of net assets in equity securities of companies with market capitalizations in the range of the companies in the Russell 2000 Value Index® at the time of purchase that the subadviser believes are undervalued.

	Columbia Variable Portfolio – Select Smaller-Cap Value Fund	Small Cap	Long-term capital growth
At least 80% of net assets in equity securites of companies  with market capitalizations of up to $2 billion or within the range of the Russell 2000 Index at the time of purchase. May invest up to 25% in foreign investments.

DAVIS
Managed by Allianz Investment Management LLC/Davis Selected Advisers, L.P.	AZL Davis NY Venture Fund	Large Value	Long-term growth of capital	Invests the majority of assets in equity securities issued by large companies with market capitalizations of at least $10 billion.
Managed by Davis Selected Advisers, L.P.	Davis VA Financial Portfolio	Specialty	Long-term growth of capital	At least 80% of net assets in securities issued by companies principally engaged in the financial services sector.
	Davis VA Value Portfolio	Large Value	Long-term growth of capital	Invests primarily in equity securities issued by large companies with market capitalizations of at least $10 billion.
DREYFUS
Managed by Allianz Investment Management LLC/The Dreyfus Corporation	AZL Dreyfus Equity Growth Fund	Large Growth	Long-term growth of capital and income
Primarily invests in common stocks of large, well-established and mature companies. Normally invests at least 80% of its net assets in stocks that are included in a widely recognized index of stock market performance. May invest in non-dividend paying companies and up to 30% of its total assets in foreign securities.

EATON VANCE
Managed by Allianz Investment Management LLC/Eaton Vance Management	AZL Eaton Vance Large Cap Value Fund	Large Value	Total Return
Invests at least 80% of net assets in equity securities, primarily in dividend-paying stocks, of large-cap companies with market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000 Value Index. May invest up to 25% of total assets in foreign securities, including emerging market securities.

FRANKLIN TEMPLETON
Managed by Allianz Investment Management LLC/Franklin Advisory Services, LLC	AZL Franklin Small Cap Value Fund	Small Cap	Long-term total return	Under normal market conditions, invests at least 80% of its net assets in investments of small capitalization companies with market capitalizations under $3.5 billion at the time of investment.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
Managed by Franklin Templeton Institutional, LLC	Franklin Global Real Estate Securities Fund	Specialty	High Total Return	At least 80% of net assets in investments of companies located anywhere in the world that operate in the real estate sector.
Managed by Franklin Advisers, Inc.	Franklin Growth and Income Securities Fund	Large Value	Capital appreciation, with current income as a secondary goal	Invests predominantly in equity securities, including securities convertible into common stock.
	Franklin High Income Securities Fund	High-Yield Bonds	High current income with capital appreciation as a secondary goal	Invests primarily to predominantly in high yield, lower-rated debt securities (“junk bonds”) and preferred stocks.
	Franklin Income Securities Fund	Specialty	Maximize income while maintaining prospects for capital appreciation	Normally invests in debt and equity securities.
	Franklin Large Cap Growth Securities Fund	Large Growth	Capital appreciation	At least 80% of net assets in investments of large capitalization companies.
Managed by Franklin Advisory Services, LLC	Franklin Rising Dividends Securities Fund	Mid Cap	Long-term capital appreciation with preservation of capital as an important consideration	At least 80% of net assets in investments of companies that have paid rising dividends.
Managed by Franklin Advisers, Inc.	Franklin Small–Mid Cap Growth Securities Fund	Mid Cap	Long-term capital growth	At least 80% of net assets in investments of small capitalization and mid capitalization companies.
Managed by Franklin Advisory Services, LLC	Franklin Small Cap Value Securities Fund	Small Cap	Long term total return	At least 80% of net assets in investments of small capitalization companies.
Administered by Franklin Templeton Services, LLC	Franklin Templeton VIP Founding Funds Allocation Fund	Model Portfolio (Fund of Funds)	Capital appreciation with income as a secondary goal.	Invests equal portions in Class 1 shares of the Franklin Income Securities Fund, Mutual Shares Securities Fund, and Templeton Growth Securities Fund.
Managed by Franklin Advisers, Inc.	Franklin U.S. Government Fund	Intermediate-Term Bonds	Income	At least 80% of its net assets in U.S. government securities.
Managed by Franklin Mutual Advisers, LLC	Mutual Global Discovery Securities Fund	International Equity	Capital appreciation	Invests primarily in U.S. and foreign equity securities that the manager believes are undervalued.
	Mutual Shares Securities Fund	Large Value	Capital appreciation, with income as a secondary goal	Invests primarily in U.S. and foreign equity securities that the manager believes are undervalued.
Managed by Templeton Investment Counsel, LLC	Templeton Foreign Securities Fund	International Equity	Long-term capital growth	Normally invests at least 80% of net assets in investments of issuers located outside the U.S., including those in emerging markets.
Managed by Franklin Advisers, Inc.	Templeton Global Bond Securities Fund	Intermediate-Term Bonds	High current income, consisent with preservation of capital, with capital appreciation as a secondary consideration	Normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Managed by Templeton Global Advisors Limited	Templeton Growth Securities Fund	International Equity	Long-term capital growth	Normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
INVESCO
Managed by Allianz Investment Management LLC/Invesco Advisers, Inc.	AZL Invesco Equity and Income Fund	Specialty	Highest possible income consistent with safety of principal. Secondary objective of long-term growth of capital
Invests at least 65% of its total assets in income-producing equity securities and also invests in investment grade quality debt securities. May invest up to 25% ot total assets in foreign securities, including emerging market securities.

	AZL Invesco Growth and Income Fund	Large Value	Income and long-term growth of capital
Invests primarily in income-producing equity securities, including common stocks and convertible securities; also in non-convertible preferred stocks and debt securities rated “investment grade.” May invest  up to 25% of total assets in foreign securities, including emerging markets.

	AZL Invesco International Equity Fund	International	Long-term growth of capital	At least 80% of its assets in a diversified portfolio of equity securities of foreign issuers that are considered by the fund’s subadviser to have strong earnings growth.
J.P. MORGAN
Managed by Allianz Investment Management LLC/J.P. Morgan Investment Management, Inc.	AZL JPMorgan International Opportunities Fund	International	Long term capital appreciation	Invests at least 80% of assets in a diversified portfolio of equity securities of issuers primarily from developed countries other than the U.S.
	AZL JPMorgan U.S. Equity Fund	Large Blend	High total return	Invests at least 80% of its net assets, plus any borrowings for investment purposes, primarily in equity securities of large- and medium-capitalization U.S. companies.
MFS
Managed by Allianz Investment Management LLC/Massachusetts Financial Services Company	AZL MFS Investors Trust Fund	Large Blend	Capital appreciation
Invests primarily in equity securities of companies with large capitalizations that the subadviser believes has above average earnings growth potential, are undervalued, or in a combination of growth and value companies.

MORGAN STANLEY
Managed by Allianz Investment Management LLC/Morgan Stanley Investment Management, Inc.	AZL Morgan Stanley Global Real Estate Fund	Specialty	Income and capital appreciation
Invests at least 80% of assets in equity securities of companies in the real estate industry located throughout the world, including real estate investment trusts and real estate operating companies established outside the U.S.

	AZL Morgan Stanley Mid Cap Growth Fund	Mid Cap	Capital growth	At least 80% of net assets in common stocks and other equity securities of mid capitalization growth companies, with market capitalizations within the range of the Russell Midcap Growth Index.
OPPENHEIMERFUNDS
Managed by OppenheimerFunds, Inc.	Oppenheimer Global Securities Fund/VA	International Equity	Long-term capital appreciation	Invests mainly in common stocks of U.S. and foreign issuers, currently with an emphasis in developed markets.
	Oppenheimer High Income Fund/VA	High-Yield Bonds	High level of current income	Invests in a variety of high-yield debt securities of domestic and foreign issuers with at least 65% of total assets in high-yield, lower-grade fixed income securities commonly known as “junk” bonds.
	Oppenheimer Main Street Fund®/VA	Large Blend	High total return	Invests mainly in common stocks of U.S. companies of different capitalization ranges, presently focusing on large-capitalization issuers.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
PIMCO
Managed by Pacific Investment Management Company LLC	PIMCO EqS Pathfinder Portfolio	International Equity	Capital appreciation
Normally invests in equity securities, including common and preferred stock, of issuers that PIMCO believes are undervalued by the market in comparison to PIMCO’s own determination of the company’s value. May invest in securities and instruments that are economically tied to foreign countries.

	PIMCO VIT All Asset Portfolio	Specialty (Fund of Funds)	Maximum real return consistent with preservation of real capital and prudent investment management	Invests substantially all of its assets in institutional class shares of the underlying PIMCO Funds.
	PIMCO VIT CommodityReal Return® Strategy Portfolio	Specialty	Maximum real return consistent with prudent investment management	Invests in commodity linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income securities.
	PIMCO VIT Emerging Markets Bond Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of its assets in fixed income instruments of issuers that economically are tied to emerging markets countries.
	PIMCO VIT Global Bond Portfolio (Unhedged)	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 80% of its assets in fixed income instruments of issuers in at least three countries (one of which may be the U.S.), which may be represented by forwards or derivatives. May invest, without limitation, in securities economically tied to emerging market countries.

	PIMCO VIT High Yield Portfolio	High-Yield Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 80% of assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below investment grade, but at least Caa by Moody’s or equivalently rated by S&P or Fitch. May invest up to 20% of total asets in securities denominated in foreign currencies.

	PIMCO VIT Real Return Portfolio	Intermediate-Term Bonds	Maximum real return, consistent with preservation of real capital and prudent investment management	At least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.
	PIMCO VIT Total Return Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 65% of total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

PRUDENTIAL
Managed by Prudential Investments LLC/Jennison Associates LLC	Jennison Portfolio	Large Growth	Long-term growth of capital	At least 65% of total assets in equity and equity-related securities of U.S. companies that the adviser believes to have above average growth prospects.
Managed by Prudential Investments LLC/William Blair & Company LLC and Marsico Capital Management LLC	SP International Growth Portfolio	International Equity	Long-term growth of capital	Invests primarily in equity-related securities of foreign issuers with at least 65% of its total assets in common stocks of foreign companies operating or based in at least five different countries.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
SCHRODER
Managed by Allianz Investment Management LLC/Schroder Investment Management North America Inc.	AZL Schroder Emerging Markets Equity Fund	Specialty	Capital appreciation
Invests at least 80% of its net assets in equity securities of companies that the subadviser believes to be “emerging market” issuers. May invest remainder of assets in securities of issuers located anywhere in the world.

TURNER
Managed by Allianz Investment Management LLC/Turner Investment Partners, Inc.	AZL Turner Quantitative Small Cap Growth Fund	Small Cap	Long-term growth of capital
At least 80% of its net assets in common stocks and other equity securities of U.S. companies with small market capitalizations (in the range of companies included in the Russell 2000® Growth Index), that the subadviser believes have strong earnings growth potential.

Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies that may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option’s Board of Directors monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options’ advisers, distributors and/or affiliates for the administrative services and benefits that we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios that are attributable to contracts that we issue or administer. Some advisers may pay us more or less than others. The maximum fee that we currently receive is at the annual rate of 0.50% of the average aggregate amount invested by us in the Investment Options. In addition, our affiliate Allianz Life Financial Services, LLC, may receive Rule 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option’s assets on an ongoing basis, over time they increase the cost of an investment in the Investment Option.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS

We may substitute another Investment Option for one of your selected Investment Options, for any reason in our sole discretion. To the extent required by the Investment Company Act of 1940 or other applicable law, we do not substitute any shares without SEC approval and providing you notice. We may make substitutions with respect to your existing allocations, future Purchase Payment allocations, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain purchaser classes. We may limit further Investment Option allocations if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We may also close Investment Options to additional allocations. The fund companies that sell Investment Option shares to us, pursuant to participation agreements, may end those agreements and discontinue offering us their shares.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

TRANSFERS BETWEEN INVESTMENT CHOICES

You can make transfers among the Investment Choices, subject to certain restrictions. Currently there is no maximum limit on the number of transfers we allow, but we may change this in the future. Transfers may be subject to a transfer fee. For more information, see section 6, Expenses – Transfer Fee.

The following applies to any transfer.

•
The minimum amount that you can transfer is $1,000 ($500 in New Jersey) or the entire amount in the Investment Choice, if less. We waive this requirement if the transfer is made under the dollar cost averaging or flexible rebalancing programs.

•	Your request for a transfer must clearly state:

–	which Investment Choices are involved in the transfer; and

–	how much you wish to transfer.

•	After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to a variable Annuity Payment stream.

•	After the Income Date, you can make a transfer from a variable Annuity Payment stream to establish a new fixed Annuity Payment stream.

•	Your right to make transfers is subject to the Excessive Trading and Market Timing policy discussed later in this section.

•	Transfer instructions apply equally to the accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract.

•	Transfers of Contract Value between Investment Options do not change the allocation instructions for any future Purchase Payments.

When you make a transfer request, we process the request based on the Accumulation Unit values and/or Annuity Unit values next determined after receipt of the request in Good Order at our Service Center. The Accumulation Unit values and Annuity Unit values are normally determined at the end of each Business Day and any transfer request received at or after the end of the current Business Day receives the next Business Day’s Accumulation Unit values and/or Annuity Unit values.

Electronic Transfers

You can currently request transfers by telephone, fax, or by website at http:// www.allianzlife.com. We do not currently accept transfer instructions from you through any other form of electronic communication. Unless you instruct us not to, we accept transfer instructions from any Owner. We may also allow you to authorize someone else to request transfers on your behalf. We use reasonable procedures to confirm that electronic instructions given to us are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to deny any transfer request and to discontinue or modify our electronic transfer privileges at any time and for any reason.

When you make an electronic transfer request, we process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. If a Service Center representative does not receive your transfer request before the end of the current Business Day, even if due to our delay in answering your call or a delay caused by our electronic systems, you receive the next Business Day’s Accumulation Unit values.

Please note that telephone, fax and/or the website may not always be available. Any electronic system, whether it is ours, yours, your service provider’s, or your Financial Professional’s, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your request or allocation instruction change. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability. If you are experiencing problems, you should submit your transfer request in writing to our Service Center.

By authorizing electronic transfers, you authorize us to accept and act upon such instructions for your Contract. There are risks associated with electronic transactions that do not occur if you submit a written request. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone who provides your password; we cannot verify that the person providing electronic transfer instructions via the website is you or is authorized by you.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

EXCESSIVE TRADING AND MARKET TIMING

We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as “potentially disruptive trading”) may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.

•
Dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into an Investment Option at prices that are below their true value, or transfer out at prices above their true value.

•	An adverse effect on portfolio management, such as causing an Investment Option to maintain a higher level of cash or causing an Investment Option to liquidate investments prematurely.

•	Increased brokerage and administrative expenses.

We attempt to protect our Owners and the Investment Options from potentially disruptive trading through our excessive trading and market timing policies and procedures. Under these policies and procedures, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by your Contract or applicable state law, we may:

•	Limit transfer frequency (for example, prohibit more than one transfer a week, or more than two a month, etc.).

•	Restrict the transfer method (for example, requiring all transfers be sent by first class U.S. mail and rescinding electronic transfer privileges).

•
Require a minimum time period between each transfer into or out of the same Investment Option. Our current policy, which is subject to change without notice, prohibits “round trips” within 14 calendar days. We do not include transfers into and/or out of the following Investment Options when available in your Contract: any fixed option, the AZL Money Market Fund, and Investment Options offered through the Allianz Variable Insurance Products Fund of Funds Trust. Round trips are transfers into and back out of the same Investment Option, or transfers out of and back into the same Investment Option.

•	Refuse transfer requests made on your behalf by an asset allocation and/or market timing service.

•	Limit the dollar amount of any single Purchase Payment or transfer request to an Investment Option.

•	Impose redemption fees on short-term trading (or implement and administer an Investment Option’s redemption fees).

•	Prohibit transfers into specific Investment Options.

•	Impose other limitations or restrictions.

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser’s, subadviser’s or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.

Currently, we attempt to deter disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine it constitutes disruptive trading, we also impose transfer restrictions. Transfer restrictions may include refusing electronic transfers and requiring all transfers be sent by first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions if we determine, in our sole discretion, that transfers disadvantage other Owners. We notify you in writing if we impose transfer restrictions on you.

We do not include automatic transfers made under any of our programs or Contract features when applying our market timing policy.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

We adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by your legitimate interest in diversifying your investment and making periodic asset re-allocations based on your personal situation or overall market conditions. We attempt to protect your interests in making legitimate transfers by providing reasonable and convenient transfer methods that do not harm other Owners.

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures discussed here. In determining if a transfer is appropriate, we may, but are not required to, take into consideration its relative size, whether it was purely a defensive transfer into the AZL Money Market Fund, and whether it involved an error or similar event. We may also reinstate electronic transfer privileges after we revoke them, but we do not reinstate these privileges if we believe they might be used for future disruptive trading.

We cannot guarantee the following.

•	Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.

•	Revoking electronic transfer privileges will successfully deter all potentially disruptive trading.

In addition, some of the Investment Options are available to other insurance companies and we do not know if they adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be. Because we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.

We may, without prior notice to any party, take whatever action we deem appropriate to comply with any state or federal regulatory requirement. In addition, purchase orders for an Investment Option’s shares are subject to acceptance by that Investment Option’s manager. We reserve the right to reject, without prior notice, any Investment Option transfer request or Purchase Payment if the purchase order is rejected by the investment manager. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we must provide information about you and your trading activities to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept buy orders from us until we comply.

Investment Options may add or change policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group if the investment adviser to one or more of the Investment Options determines that the person requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options’ prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the Investment Options’ managers.

NOTE: This Contract is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and we may restrict excessive or inappropriate transfer activity.

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and how we apply trading restrictions, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person’s electronic transfer privileges and require all future requests to be sent by first class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit transfers into or Purchase Payment allocations to that Investment Option. We notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if others are able to engage in potentially disruptive trading practices that have negative effects.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

DOLLAR COST AVERAGING (DCA) PROGRAM

The dollar cost averaging (DCA) program allows you to systematically transfer a set amount of money each month or quarter from any one of the available Investment Choices to other Investment Options. The Investment Option you transfer from may not be the Investment Option you transfer to in this program. You cannot dollar cost average to a general account Investment Choice. The only general account Investment Choice that you can dollar cost average from is the DCA Fixed Option. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, your Contract Value may be less susceptible to the impact of market fluctuations. However, dollar cost averaging does not directly result in a Contract Value gain or protect against a market loss. You may only participate in this program during the Accumulation Phase.

There may be two DCA options available to you. Both options require a $1,500 minimum allocation. The first option is the DCA Fixed Option. It is only available for a period of either 6 or 12 months for additional Purchase Payments. Under the DCA Fixed Option, you receive a fixed interest rate guaranteed for the period by us. The DCA Fixed Option may not be available in your state. The second option is the Standard DCA Option. It requires participation for at least six months. Only the Investment Options are available with this option.

All DCA transfers are made on the tenth of the month or the next Business Day if the tenth is not a Business Day. We must receive your DCA program form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these transfers, or your program participation does not begin until next month. You can elect either program by properly completing the DCA form provided by us.

Your participation in the program ends when any of the following occurs.

•	The number of desired transfers has been made.

•	You do not have enough money in the Investment Choices to make the transfer (if less money is available, that amount is dollar cost averaged and the program ends).

•	You request to end the program (your request must be received at our Service Center by 4:00 p.m. Eastern Time on the Business Day immediately before the tenth to end that month).

•	your Contract ends.

If you participate in the DCA program, there are no fees for the transfers made under this program and we do not currently count these transfers against the free transfers that we allow. We reserve the right to discontinue or modify the DCA program at any time and for any reason.

FLEXIBLE REBALANCING

You can choose to have us rebalance your account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. The general account Investment Choices are not part of the flexible rebalancing program. You can direct us to automatically readjust your balance in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers are made on the 20th of the month or the previous Business Day if the 20th is not a Business Day. We must receive your flexible rebalancing program form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process this rebalancing, or you program does not begin until next month. If you participate in the flexible rebalancing program, there are no fees for the transfers made under this program and we do not currently count these transfers against any free transfers that we allow. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To end your participation in this program, your request must also be received at our Service Center by 4:00 p.m. Eastern Time on the Business Day immediately before the 20th to end that month.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

FINANCIAL ADVISERS – ASSET ALLOCATION PROGRAMS

If you have an investment adviser and want to pay their fees from this Contract, you can submit a written request to our Service Center on a form satisfactory to us. If we approve your request, we withdraw the fee and pay it to your adviser. We treat this fee payment as a withdrawal. For tax purposes, withdrawals from Non-Qualified Contracts are considered to come from earnings first, not Purchase Payments. If any Owner is under age 59½ it may be subject to a 10% federal penalty tax. You should consult a tax adviser regarding the tax treatment of adviser fee payments.

Your investment adviser acts on your behalf, not ours. We are not party to your advisory agreement or responsible for your adviser’s actions. We do not set your adviser’s fee or receive any part of it. Any adviser fee you pay is in addition to this Contract’s fees and expenses. You should ask your adviser about compensation they receive for this Contract.

You can submit a written request to our Service Center on a form satisfactory to us to allow your adviser to make Investment Option transfers on your behalf. However, we reserve the right to review an adviser’s trading history before allowing him or her to make transfers. If, in our sole discretion, we believe the adviser's trading history indicates excessive trading, we can deny your request. If we approve it, your adviser is subject to the same trading restrictions that apply to Owners. We can deny or revoke trading authority in our sole discretion.

VOTING PRIVILEGES

We legally own the Investment Option shares. However, when an Investment Option holds a shareholder vote that affects your investment, we ask you to give us voting instructions. We then vote all of our shares, including any we own on our behalf, in proportion to those instructions. Because most Owners do not give us instructions and we vote shares proportionally, a small number of Owners may determine a vote’s outcome. If we determine we no longer need to get your voting instructions, we decide how to vote the shares. Only Owners have voting privileges. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

We determine your voting interest in an Investment Option as follows.

•
You can cast votes based on the dollar value of Investment Option’s shares in your Contract’s subaccount. We calculate this value based on the number and value of accumulation/annuity units for your Contract on the record date. We count fractional votes.

•	We determine the number of shares you can vote.

•	You receive proxy materials, a voting instruction form, and periodic reports on your selected Investment Options.

5.	OUR GENERAL ACCOUNT

Our general account holds all our assets other than our separate account assets. We own our general account assets and use them to support our insurance and annuity obligations, other than those funded by our separate accounts. These assets are subject to our general business operation liabilities, and may lose value. Subject to applicable law, we have sole investment discretion over our general account assets.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered our general account interests under the Securities Act of 1933. As a result, the SEC has not reviewed our general account prospectus disclosures.

Currently, we only offer a DCA Fixed Option as an Investment Choice under our general account during the Accumulation Phase. Any amounts you allocate to this Investment Choice under our general account become part of our general account. Any guaranteed values provided by this Contract that are in excess of the Contract Value are subject to our claims paying ability. Additionally, any amounts that you allocate to provide fixed Annuity Payments during the Annuity Phase become part of our general account. We may change the terms of the general account Investment Choices in the future. Please contact us for the most current terms.

6.	EXPENSES

There are charges and other expenses associated with the Contract that reduce your investment return. These charges and expenses are described in detail in this section.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

SEPARATE ACCOUNT ANNUAL EXPENSES

Each Business Day during the Accumulation and Annuity Phases we make a deduction from your Separate Account assets for the mortality and expense risk (M&E) charge and the administrative charge (together they are called the Separate Account annual expenses). We do this as part of our calculation of the value of the Accumulation and Annuity Units. The charges are an annualized rate that is realized on a daily basis as a percentage of the net asset value of an Investment Option. The amount of the M&E charge during the Accumulation Phase depends on the benefit options that apply. The annual administrative charge is equal to 0.15% during both phases of your Contract. During the Accumulation Phase, the Separate Account annual expenses* are as follows:

	Contract without a GMIB			Contract with the Traditional GMIB
	M&E Charge	Admin. Charge	Total	M&E Charge	Admin. Charge	Total
Traditional GMDB	1.60%	0.15%	1.75%	1.75%	0.15%	1.90%
Enhanced GMDB	1.90%	0.15%	2.05%	2.00%	0.15%	2.15%
Earnings Protection GMDB	1.90%	0.15%	2.05%	2.05%	0.15%	2.20%

*	Some or all of the guaranteed benefits may not be available in all states.

During the Annuity Phase, if you request variable Traditional Annuity Payments, the Separate Account annual expenses are equal, on an annual basis, to 1.75%. Because the Contract allows Partial Annuitization, it is possible for one portion of the Contract to be in the Accumulation Phase and other portions to be in the Annuity Phase at the same time. It is also possible to have a different M&E charge on different portions of the Contract at the same time if you request a variable traditional Partial Annuitization.

Mortality and Expense Risk (M&E) Charge

This charge compensates us for all the insurance benefits provided by your Contract, for example:

•	our contractual obligation to make Annuity Payments,

•	the death, income, and withdrawal benefits under the Contract,

•	certain expenses related to the Contract, and

•	for assuming the risk (expense risk) that the current charge is insufficient in the future to cover the cost of administering the Contract.

If the M&E charge is sufficient to cover such costs and risks, any excess is profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

Administrative Charge

This charge is equal to 0.15% of the average daily assets invested in a subaccount on an annual basis. We deduct this charge during both the Accumulation and Annuity Phases. This charge, together with the contract maintenance charge (which is explained next), is for all the expenses associated with the administration and maintenance of the Contracts.

CONTRACT MAINTENANCE CHARGE

We deduct $30 from the Contract annually as a contract maintenance charge during the Accumulation and Annuity Phases. The charge is for the expenses associated with the administration and maintenance of the Contract. We deduct this charge on the last day of each Contract Year and we deduct it proportionately from the Investment Choices. During the Annuity Phase, we collect a portion of the charge out of each variable Annuity Payment.

During the Accumulation Phase, we waive this charge for all your Valuemark IV Contracts registered with the same social security or tax identification number if their total Contract Value is at least $50,000 at the time we are to deduct the charge. We also waive the charge during the Annuity Phase if the Contract Value on the Income Date is at least $50,000. If you select fixed Annuity Payments and do not qualify for the waiver, we only deduct this charge once on the Income Date. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we deduct the full contract maintenance charge.

If the Contract is owned by a non-individual (for example, a qualified plan or trust), we look to the Annuitant to determine if we assess the charge.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

WITHDRAWAL CHARGE

You can take withdrawals from the portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if any part of the withdrawal comes from a Purchase Payment that is still within seven complete years before the withdrawal. The withdrawal charge compensates us for expenses associated with selling the Contract. We do not assess the withdrawal charge on: amounts deducted to pay a transfer fee or the contract maintenance charge, Annuity Payments (including GMIB Payments), death benefits, withdrawals taken under the waiver of withdrawal charge benefits, or amounts paid as part of a required minimum distribution payment under our minimum distribution program. (For more information, see section 8, Access to Your Money – Waiver of Withdrawal Charge Benefits and The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments.) In the Contract or marketing materials, the withdrawal charge may also be referred to as the surrender charge or contingent deferred sales charge (CDSC) and withdrawals may be referred to as surrenders.

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a “first-in-first-out” (FIFO) basis and we make withdrawals from your Contract in the following order.

1.
First, we withdraw any Purchase Payments that are beyond your Contract’s withdrawal charge period (for example, Purchase Payments that we have had for seven or more complete years). We do not assess a withdrawal charge on these Purchase Payments.

2.
Then, we withdraw any Purchase Payments that are under the partial withdrawal privilege and we do not assess a withdrawal charge. For more information, see section 8, Access to Your Money – Partial Withdrawal Privilege.

3.
Next, on a FIFO basis, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these Purchase Payments, but we withdraw them on a FIFO basis, which may help reduce the total withdrawal charge you pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.

4.	Finally, we withdraw any Contract earnings. We do not assess a withdrawal charge on Contract earnings.

We keep track of each Purchase Payment we receive. The amount of the withdrawal charge depends upon the length of time since we received each Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is as follows.

Number of Complete Years Since We Received Your Purchase Payment	Charge
0	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 years or more	0%
After we have had a Purchase Payment for seven complete years, there is no charge when you withdraw that Purchase Payment. In the state of Washington, we waive the withdrawal charge beginning with the later of the first Contract Anniversary after you attain age 70, or the tenth Contract Anniversary.

We calculate the withdrawal charge at the time of each withdrawal. For a full withdrawal that is subject to a withdrawal charge, we deduct the withdrawal charge as a percentage of the Withdrawal Charge Basis from the amount withdrawn. For partial withdrawals, we deduct the charge from the remaining Contract Value and we deduct it proportionately from the selected Investment Choices.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

Example: You purchased a Contract with an initial Purchase Payment of $30,000 and made another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contract Year, your Contract Value is $110,000 and you request a withdrawal of $52,000. We would withdraw money from the Contract Value and compute the withdrawal charge as follows.

1)	Purchase Payments that are beyond the withdrawal charge period. All payments are still within the withdrawal charge period so this does not apply.

2)
Amounts available under the partial withdrawal privilege. You have not taken any other withdrawals this year so you can withdraw up to 15% of the Contract Value as of the date the withdrawal is processed (or $16,500) without incurring a withdrawal charge.

3)
Purchase Payments on a FIFO basis. The total amount we deduct from the first Purchase Payment is $30,000, which is subject to a 6% withdrawal charge, and we pay you this entire amount. We determine the withdrawal charge on this amount as follows:

$30,000	x	0.060	=	$1,800

Next we determine how much we need to deduct from the second Purchase Payment. So far we have deducted $46,500 ($16,500 under the partial withdrawal privilege and $30,000 from the first Purchase Payment), so we would need to deduct $5,500 from the second Purchase Payment to get you the $52,000 you requested. The second Purchase Payment is also subject to a 6% withdrawal charge. We determine the withdrawal charge on this amount this amount as follows:

$5,500	x	0.060	=	$330

4)	Contract earnings. The withdrawal charges of $2,130 are deducted from contract earnings.

In total we withdrew $54,130 from your Contract, of which you received $52,000 and paid a withdrawal charge of $2,130.

NOTE: Withdrawals may have tax consequences and, if taken before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, under Non-Qualified Contracts, withdrawals are considered to have come from the last money you put into the Contract. Thus, for tax purposes, earnings are considered to come out first.

Reduction or Elimination of the Withdrawal Charge

We may have reduced or eliminated the withdrawal charge when the Contract was sold under circumstances that reduced its sales expenses. For example, if a large group of individuals purchased the Contract, or if a purchaser already had a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or waive the withdrawal charge for a Contract sold by a Financial Professional appointed with Allianz Life to any members of his or her immediate family and the Financial Professional waives their commission. We require our prior approval for any reduction or elimination of the withdrawal charge.

TRANSFER FEE

The Contract provides that if more than three transfers have been made in a Contract Year, we may deduct a transfer fee. However, we currently allow you to make 12 free transfers every Contract Year, and if you make more than 12 transfers in a Contract Year, we deduct a transfer fee of the lesser of $25 or 2% of the amount transferred for each additional transfer. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We deduct a transfer fee from the Investment Choice from which the transfer is made. If you transfer the entire amount in the Investment Choice, then we deduct a transfer fee from the amount transferred. If you are transferring from multiple Investment Choices, we treat the transfer as a single transfer and we deduct any transfer fee proportionately from the Investment Choices if you transfer less than the entire amount that is in the Investment Choice. If the transfer is made under the dollar cost averaging or flexible rebalancing programs, there is no fee for the transfer and we currently do not count these transfers against any free transfers we allow.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

PREMIUM TAX

Some states and other governmental entities (for example, municipalities) assess a tax (premium tax) on us based on Purchase Payments or amounts applied to Annuity Payments. We are responsible for paying this tax. Your Contract may indicate that we deduct this tax from your Contract Value. Currently, we do not deduct this tax, although we reserve the right to do so in the future. Premium tax normally ranges from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.

INCOME TAX

Currently, we do not deduct any Contract related income tax we incur, although we reserve the right to do so in the future.

INVESTMENT OPTION EXPENSES

There are deductions from the assets of the various Investment Options for operating expenses (including management fees) that are described in the Fee Tables in this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Annuity Phases if you make allocations to the Investment Options. These expenses reduce the performance of the Investment Options and, therefore, negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it.

7.	TAXES

NOTE: We have prepared the following information on taxes as a general discussion of the subject. The Contract offers flexibility regarding how distributions can be taken. Not all of these distributions (or their attendant tax consequences) are discussed in this section. This information is not intended as tax advice. You should, therefore, consult your own tax adviser about your own circumstances. We have included additional information regarding taxes in the Statement of Additional Information. For more information on the taxation of Annuity Payments made under a Partial Annuitization, see section 3, The Annuity Phase – Partial Annuitization.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs – usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

These rules generally provide that you are not taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you are taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

If you did not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-individual (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for an individual), the Contract generally is not treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.

QUALIFIED CONTRACTS

If you purchased the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract does not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

We may issue the following types of Qualified Contracts.

•
Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. You cannot make contributions once the Owner reaches age 70½. Contributions may be tax deductible based on the Owner’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are “rolled over” on a tax-deferred basis into an IRA.

•
Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner’s income. Contributions are also limited or prohibited if the Owner’s income is above certain limits. Contributions must be made in cash or as a rollover or transfer from another Roth IRA.

Conversions to a Roth IRA from a Traditional IRA or other eligible qualified retirement plan are permitted regardless of an individual’s income. A conversion to a Roth IRA results in a taxable event, but not a 10% federal penalty tax for early withdrawal if certain qualifications are met (please consult your tax adviser for more details).

Distributions from a Roth IRA generally are not subject to income tax if the Roth IRA has been held for five years (starting with the year in which the first contribution is made to any Roth IRA) and the Owner satisfies a triggering event such as attaining age 59½, death, disability or a first time homebuyer (subject to a $10,000 lifetime limit).

Distribution before satisfying the five year period or triggering event requirement may subject the distribution to ordinary income tax and the 10% federal penalty tax for early withdrawal. Please be aware that each Roth IRA conversion has its own five year holding period requirement.

•
Inherited IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). Inherited IRA Contracts must satisfy the required minimum distribution rules that apply to a beneficiary. If you purchased this Contract as an Inherited IRA Contract, the beneficiary of the previous tax-qualified investment became the Owner of this Inherited IRA Contract. The ownership of the Contract also includes the name of the previous deceased owner. The purpose of the Inherited IRA Contract is to allow the Owner to change the investment vehicle to an annuity and receive required minimum distribution withdrawal payments instead of receiving a lump sum death benefit payment. The death benefit proceeds must be directly transferred into this Contract; they cannot be received by the beneficiary and then applied to the Contract. A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We do not accept any other forms of Purchase Payment on an Inherited IRA Contract.

We permit you to add enhanced optional benefits to an Inherited IRA Contract. We currently believe this is allowable because enhanced optional benefits can be added to traditional IRA plans. However, the Internal Revenue Service (IRS) has not yet issued any rulings on this issue with respect to Inherited IRA Contracts. Therefore, Owners should discuss this issue with their tax and legal advisers before adding enhanced optional benefits to an Inherited IRA Contract.

•
Simplified Employee Pension (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.

•
TSAs or 403(b) Contracts. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that provides an annuity for the employee’s retirement.

Qualified Plans. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting is the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan is responsible for any reporting required for the rollover transactions.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

MULTIPLE CONTRACTS

Section 72(e)(12) of the Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange are considered issued in the year of the exchange.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. Guidance from the IRS, however, confirmed that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within 12 months of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before entering into a partial exchange of an annuity contract.

DISTRIBUTIONS – NON-QUALIFIED CONTRACTS

You, as the Owner, generally are not taxed on increases in the value of the Contract until an actual or deemed distribution occurs – either as a withdrawal or as Traditional Annuity Payments or GMIB Payments.

Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received generally is treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally is taxable only to the extent it exceeds your investment in the Contract.

If you take an annuitization, different rules apply. Periodic installments (for example, GMIB Payments) scheduled to be received at regular intervals (for example, monthly) should be treated as annuity payments (and not withdrawals) for tax purposes. Upon annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and is not taxed. The remaining portion of the payment is treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid out all of your Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.

Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions are exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for amounts:

1)	paid on or after you reach age 59½;

2)	paid after you die;

3)	paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);

4)	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

5)	paid as annuity payments under an immediate annuity; or

6)	that come from Purchase Payments made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59½ or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun, will result in the modification of the series of substantially equal payments and therefore result in the imposition of the 10% federal penalty tax and interest for the period as described above. Adding Purchase Payments to a Contract that is making substantially equal periodic payments also results in a modification of the payments.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

NOTE: Beginning in 2013, distributions from Non-Qualified Contracts will be considered investment income for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

DISTRIBUTIONS – QUALIFIED CONTRACTS

Distributions from Qualified Contracts are subject to ordinary income tax. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions are exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for:

1)	distributions made on or after the date you (or the Annuitant as applicable) reach age 59½;

2)	distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);

3)	after separation from service, paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

4)	distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;

5)	distributions made on account of an IRS levy upon the Qualified Contract;

6)
distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception no longer applies after you have been re-employed for at least 60 days);

7)	distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;

8)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);

9)	distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and

10)
a reservist called to active duty during the period between September 11, 2001 and December 31, 2007, for a period in excess of 179 days (or for an indefinite period), distributions from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period.

The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59½ or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun, will result in the modification of the series of substantially equal payments and therefore result in the imposition of the 10% federal penalty tax and interest for the period as described above, unless another exception to the federal penalty tax applies. You should obtain competent tax advice before you take any partial withdrawals from your Contract. Adding Purchase Payments to a Contract that is making substantially equal periodic payments also results in a modification of the payments.

Distributions from a Qualified Contract must commence no later than the required beginning date. For Roth IRAs, no distributions are required during the Owner’s lifetime. For IRAs other than Roth IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70½. Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70½ or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

It is unclear whether a partial withdrawal taken after an Income Date has an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70½ or older, you should consult with a tax adviser before taking a partial withdrawal.

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS

Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner’s spouse (or to a former spouse incidental to divorce), the Owner is taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee’s investment in the Contract is increased to reflect the increase in the transferor’s income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange should consult a tax adviser as to the tax consequences.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

WITHHOLDING

Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can, however, generally elect not to have tax withheld from distributions unless they are subject to mandatory state withholding.

“Eligible rollover distributions” from qualified plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee’s spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except required minimum distributions as required by the Code, a series of substantially equal periodic payments made for life or a period of ten years or more, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a “direct rollover” from the Contract plan to a qualified plan, IRA, TSA or 403(b) plan, or to a governmental Section 457 plan that agrees to separately account for rollover contributions.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract, an Owner should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents generally are subject to federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners’ country of citizenship or residence.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION

The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Owner should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Owners from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS

Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions specifying how amounts are distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that: (a) if any Owner dies on or after you take a Full Annuitization, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner’s death; and (b) if any Owner dies before you take a Full Annuitization, the entire interest in the Contract must be distributed within five years after the date of the Owner’s death. These requirements are considered satisfied as to any portion of an Owner’s interest that is payable to or for the benefit of a designated Beneficiary and that is distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner’s death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements.

Other rules may apply to Qualified Contracts.

8.	ACCESS TO YOUR MONEY

The money in the Contract is available under the following circumstances:

•	by taking a withdrawal;

•	by taking required minimum distributions (Qualified Contracts only);

•	by taking Annuity Payments; or

•	when we pay a death benefit.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

You can only take withdrawals during the Accumulation Phase. We process any request for a withdrawal based on the Accumulation Unit values next determined after receipt of the request in Good Order at our Service Center. The Accumulation Unit values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day receives the next Business Day’s Accumulation Unit values.

When you take a full withdrawal, we process the withdrawal on the Business Day we receive the request in Good Order at our Service Center:

•	based upon the number of Accumulation Units held by the Contract on that Business Day and valued at the next available daily price,

•	less any applicable withdrawal charge, and

•	less any contract maintenance charge.

See the Fee Tables and section 6, Expenses for a discussion of the charges.

Any partial withdrawal must be for at least $500. The Contract Value after a partial withdrawal must be at least $2,000. We reserve the right to treat a request for a partial withdrawal that would reduce the Contract Value below this minimum as a request for a full withdrawal of the Contract. Unless you instruct us otherwise, we deduct any partial withdrawal (including any withdrawal charge) proportionately from the Investment Choices.

We pay the amount of any withdrawal from the Investment Options within seven days of when we receive your request in Good Order at our Service Center, unless the suspension of payments or transfers provision is in effect (see the “Suspension of Payments or Transfers” discussion later in this section).

We may be required to provide information about you or your Contract to government regulators. We may also be required to stop disbursements from your Contract and thereby refuse any request for transfers, and refuse to pay any withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. If, pursuant to SEC rules, the AZL Money Market Fund suspends payment of redemption proceeds in connection with a fund liquidation, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the AZL Money Market Fund subaccount until the fund is liquidated.

Ordinary income taxes, tax penalties and certain restrictions may apply to any withdrawal you take.

PARTIAL WITHDRAWAL PRIVILEGE

The partial withdrawal privilege for each Contract Year after the first is equal to 15% of your Contract Value as of the immediately preceding Contract Anniversary, less any previous withdrawals taken during the Contract Year that were not subject to a withdrawal charge. We do not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege. Any unused partial withdrawal privilege in one Contract Year is not added to the amount that is available in the next Contract Year. There is no partial withdrawal privilege during the first Contract Year or during the Annuity Phase.

You may not take a withdrawal under the partial withdrawal privilege in the same Contract Year that you take a withdrawal under a waiver of withdrawal charge benefits. For more information, see “Waiver of Withdrawal Charge Benefits” next in this section.

If you withdraw Purchase Payments that are beyond the withdrawal charge period, those withdrawals are not subject to a withdrawal charge and they do not reduce your partial withdrawal privilege. If you withdraw a Purchase Payment that is subject to a withdrawal charge and the withdrawal is more than the partial withdrawal privilege, the excess amount is subject to a withdrawal charge.

The minimum distribution program allows you to take withdrawals without the deduction of the withdrawal charge under certain circumstances. For more information, see “The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments” discussion later in this section.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

WAIVER OF WITHDRAWAL CHARGE BENEFITS

Under certain circumstances, after the first Contract Year, we permit you to take money out of the Contract without deducting a withdrawal charge if any Owner becomes:

•	confined to a nursing home for a period of at least 90 consecutive days;

•	terminally ill, which is defined as life expectancy of 12 months or less (we require a full withdrawal of the Contract in this instance); or

•	totally disabled for a period of at least 90 consecutive days.

The waiver does not apply if any of the above conditions existed on the Issue Date. If the Contract is owned by a non-individual, we base this benefit on the Annuitant.

Also, after the first Contract Year, if you become unemployed for a period of at least 90 consecutive days, you can take up to 50% of your Contract Value out of the Contract without incurring a withdrawal charge. This benefit is available only once during the life of the Contract. You may not use both this benefit and the partial withdrawal privilege in the same Contract Year. When the Contract is owned by a qualified plan, this waiver does not apply.

We must receive proof of these conditions in Good Order before we waive the withdrawal charge.

These waivers vary from state to state and may not be available in all states. Check with your Financial Professional for details on the waivers available in your state.

SYSTEMATIC WITHDRAWAL PROGRAM

If your Contract Value is at least $25,000, the systematic withdrawal program provides automatic monthly or quarterly payments to you. The minimum amount you can withdraw under this program is $500. There is no restriction on the maximum you may withdraw under this program if your Purchase Payments are no longer subject to a withdrawal charge. The total systematic withdrawals that you can make each Contract Year without incurring a withdrawal charge is limited to 15% of your Contract Value determined as of the Business Day before we receive your request. However, if you take any additional withdrawals in excess of the allowed systematic withdrawals in a Contract Year, those withdrawals are subject to any applicable withdrawal charge. If you take withdrawals under this program, you may not also use the partial withdrawal privilege. For more information, see section 6, Expenses – Withdrawal Charge and the “Partial Withdrawal Privilege” discussion that appears earlier in this section.

All systematic withdrawals are made on the ninth of the month or the Business Day before if the ninth is not a Business Day. We must receive your systematic withdrawal program form instructions in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these withdrawals, or your program will not begin until the next month.

Ordinary income taxes, tax penalties and certain restrictions may apply to systematic withdrawals. You cannot participate in the systematic withdrawal program and the minimum distribution program at the same time. You also cannot participate in the systematic withdrawal program and exercise the partial withdrawal privilege at the same time.

MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD) PAYMENTS

If you own a Qualified Contract, you may participate in the minimum distribution program during the Accumulation Phase of the Contract. Under this program, we make payments to you from your Contract designed to meet the applicable minimum distribution requirements imposed by the Code for this Qualified Contract. We can make payments to you on a monthly, quarterly, or annual basis. However, if your Contract Value is less than $25,000, we only make annual payments. RMD payments from this Contract are not subject to a withdrawal charge, but count against your partial withdrawal privilege. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. Any RMD payments from this Contract that exceed the RMD amount calculated for this Contract are subject to any applicable withdrawal charge. If you take any additional withdrawals while you are receiving RMD payments, and the annual total withdrawn exceeds the partial withdrawal privilege, the amount of that excess that is attributable to the additional withdrawals are subject to any applicable withdrawal charge.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

This Contract offers a choice of GMDBs and an optional Traditional GMIB. The Traditional GMIB may have limited usefulness under a Qualified Contract subject to a RMD. If you do not exercise the Traditional GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise the Traditional GMIB due to the restrictions imposed by the minimum distribution requirements. RMD payments reduce your GMDB and GMIB values.

You cannot participate in systematic withdrawal and minimum distribution programs at the same time.

Inherited IRA Contracts. If you (the Owner) were the spouse of the deceased owner of the previous tax-qualified investment, and your spouse had not yet reached the date at which he/she was required to begin receiving required minimum distribution (RMD) payments, then you can wait to begin receiving RMD payments until the year that your spouse would have reached age 70½. Alternatively, if the deceased owner of the previous tax-qualified investment had already reached the date at which he/she was required to begin receiving RMD payments, you can begin RMD payments based on your single life expectancy in the year following the deceased owner’s death, or (if longer) the deceased previous owner’s life expectancy in the year of his/her death reduced by one. You must begin to receive these RMD payments by December 31 of the year following the year of the deceased previous owner’s death.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone transfers or payments for withdrawals or transfers for any period when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);

•	trading on the New York Stock Exchange is restricted;

•
an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or

•	during any other period when the SEC, by order, so permits for the protection of Owners.

We reserve the right to defer payment for a withdrawal or transfer from any general account Investment Choice for the period permitted by law, but not for more than six months.

9.	DEATH BENEFIT

At Contract issue, you were asked to select a death benefit. If you did not make a selection, you received the Traditional GMDB. The death benefit is only available during the Accumulation Phase of the Contract.

The use of the term “you” in this section refers to the Owner, or the Annuitant if the Contract is owned by a non-individual.

If you die during the Accumulation Phase, we process the death benefit based on the Accumulation Unit values determined after we receive both due proof of death and an election of the death benefit payment option in Good Order at our Service Center. We consider due proof of death to be any of the following: a copy of the certified death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof that we consider to be satisfactory. The Accumulation Unit values are normally determined at the end of each Business Day and due proof of death and an election of the death benefit payment option received at or after the end of the current Business Day receives the next Business Day’s Accumulation Unit values.

If there are multiple Beneficiaries, each Beneficiary receives the portion of the death benefit they are entitled to when we receive their required information in Good Order at our Service Center. Also, any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options continues to be subject to investment risk that is borne by the recipient. Once we receive notification of death, we no longer accept additional Purchase Payments and we do not process requested transfers.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

TRADITIONAL GUARANTEED MINIMUM DEATH BENEFIT (TRADITIONAL GMDB)

If the Traditional GMDB applies, the amount of the death benefit is the greater of 1 or 2.

1.
The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

2.	The Traditional GMDB value, which is the total of all Purchase Payments received, reduced as follows.

•
Proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization or withdrawal taken.

•	Proportionately by the percentage of GMIB value applied to each GMIB Partial Annuitization (if applicable).

Any withdrawals, and/or amounts applied to Partial Annuitizations may reduce the Traditional GMDB value by more than the amount withdrawn and/or annuitized. If the Contract Value (or GMIB value if taking a GMIB Partial Annuitization) at the time of withdrawal and/or annuitization is less than the Traditional GMDB value, we deduct more than the amount withdrawn and/or annuitized from the Traditional GMDB value.

ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (ENHANCED GMDB)

If the Enhanced GMDB applies, the amount of the death benefit is the greater of 1 or 2.

1.
The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

2.
The Enhanced GMDB value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

The Enhanced GMDB value is equal to the greater of: A.) the AIA, or B.) the MAV. We only calculate the AIA and the MAV until the date of any Owner’s death.

A.     Annual Increase Amount (AIA)

The AIA on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

On each Business Day other than a Contract Anniversary, the AIA is equal to:

•	its value on the immediately preceding Business Day,

•	plus any additional Purchase Payments received that day,

•	reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and

•	reduced proportionately by the percentage of GMIB value applied to a GMIB Partial Annuitization that day (if applicable).

On each Contract Anniversary before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual) the AIA is equal to its value on the immediately preceding Business Day increased by 3%. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual) we calculate the AIA in the same way that we do on each Business Day other than a Contract Anniversary.

We limit the AIA to a maximum of 1.5 times your total Purchase Payments reduced proportionately by the:

•	percentage of any GMIB value applied to each GMIB Partial Annuitization (if applicable), and

•	percentage of any Contract Value applied to each traditional Partial Annuitization or each withdrawal taken (including any withdrawal charge).

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

B.     Maximum Anniversary Value (MAV)

The MAV on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

On each Business Day other than a Contract Anniversary and before the date of any Owner’s death, the MAV is equal to:

•	its value on the immediately preceding Business Day,

•	plus any additional Purchase Payments received that day,

•	reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and

•	reduced proportionately by the percentage of GMIB value applied to a GMIB Partial Annuitization that day (if applicable).

On each Contract Anniversary before the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual) and before the date of any Owner’s death, the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value that occurs on that Contract Anniversary before we process any transactions. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner’s 81st birthday (or the Annuitant’s 81st birthday if the Contract is owned by a non-individual) and before the date of any Owner’s death, we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

Any withdrawals and/or amounts applied to Partial Annuitizations may reduce the AIA and MAV by more than the amount withdrawn and/or annuitized. If the Contract Value (or GMIB value if taking a GMIB Partial Annuitization) at the time of withdrawal and/or annuitization is less than the AIA (or MAV as applicable), we will deduct more than the amount withdrawn and/or annuitized from the AIA (or MAV as applicable).

Any amounts applied to GMIB Partial Annuitizations may reduce the AIA and MAV by more than the amount annuitized. If the GMIB value at the time of annuitization is less than the AIA (or MAV as applicable), we will deduct more than the amount annuitized from the AIA (or MAV as applicable).

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

EARNINGS PROTECTION GUARANTEED MINIMUM DEATH BENEFIT

(EARNINGS PROTECTION GMDB)

If Earnings Protection GMDB applies, the amount of the death benefit is the greater of 1 or 2.

1.
The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

2.
Earnings Protection GMDB value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

Earnings Protection GMDB value is equal to the greater of C. Total Payments, or D. Contract Value Plus (CV Plus). We only calculate these values until the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

Earnings Protection GMDB carries a higher charge than Traditional GMDB, and may carry a higher charge than Enhanced GMDB.  We assess this charge even if the death benefit under Earnings Protection GMDB is no greater than the death benefit under Traditional GMDB or Enhanced GMDB because you have not experienced any earnings under your Contract.

C.	Total Payments
Total payments are equal to total Purchase Payments received, less adjusted partial withdrawals.
For withdrawals or traditional Partial Annuitizations, an adjusted partial withdrawal is equal to: ……….…………..	PW x DB
CV

For GMIB Partial Annuitizations, an adjusted partial withdrawal is equal to: ……………………………….……...	GMIBPA x DB
PA

PW	=	The amount of any Contract Value applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge).
GMIBPA	=	The amount of any GMIB value applied to a GMIB Partial Annuitization.
DB	=	The greater of: (a) Contract Value, or (b) total Purchase Payments minus prior adjusted partial withdrawals, on the date of (but before) the current partial withdrawal.
CV	=	The Contract Value on the date of (but before) the partial withdrawal.
PA	=	The GMIB value on the date of (but before) the partial withdrawal.
Any withdrawals and/or amounts applied to Partial Annuitizations may reduce the total payments by more than the amount withdrawn and/or annuitized. If the Contract Value (or GMIB value if taking a GMIB Partial Annuitization) at the time of withdrawal and/or annuitization is less than the total payments, we deduct more than the amount withdrawn and/or annuitized from the total payments.

Any amounts applied to GMIB Partial Annuitizations may reduce the total payments by more than the amount annuitized. If the GMIB value at the time of annuitization is less than the total payments, we deduct more than the amount annuitized from the total payments.

D.	Contract Value Plus (CV Plus)
CV Plus is equal to the Contract Value,
Plus
• If you were age 69 or younger on the Issue Date, 50% of the lesser of (a) or (b), or
• If you were age 70 or older on the Issue Date, 30% of the lesser of (a) or (b), where:
(a) Is the Contract Value as determined in number 1 above, minus total Purchase Payments received.
(b) Is three times the total Purchase Payments received in the first two Contract Years.
Please see Appendix C for examples of calculations of the death benefit.

WHEN THE DEATH BENEFIT ENDS

The GMDB that applies to your Contract ends upon the earliest of the following.

•	The Business Day before the Income Date that you take a Full Annuitization.

•	The Business Day that the GMDB value and Contract Value are both zero.

•	When the Contract ends.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

DEATH OF THE OWNER UNDER INHERITED IRA CONTRACTS

Upon the death of the Owner under an Inherited IRA Contract, the Beneficiary can either:

•
continue to receive the required minimum distribution payments based on the remaining life expectancy of the deceased Owner and the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and the appropriately completed election form; or

•	receive a lump sum payment based on the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and the appropriately completed election form.

DEATH OF THE OWNER AND/OR ANNUITANT UNDER ALL OTHER CONTRACTS

The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract. For Qualified Contracts, there can be only one Owner and the Owner must be the Annuitant, unless the Contract is owned by a qualified plan or is part of a custodial arrangement. Partial Annuitizations are not available to Joint Owners. If you take a Partial Annuitization, there can be only one Owner; the Owner must be the Annuitant, and we do not allow the Owner to add a joint Annuitant. Designating different persons as Owner(s) and Annuitant(s) can have an important impact on whether a death benefit is paid, and on who would receive it. Use care when designating Owners and Annuitants, and consult your Financial Professional if you have questions.

UPON THE DEATH OF A SOLE OWNER
Action under the portion of the Contract that is in the Accumulation Phase		Action under any portion of the Contract applied to Annuity Payments
•	We pay a death benefit to the Beneficiary.(1) For a description of the payout options, see the “Death Benefit Payment Options” discussion later in this section.	•	The Beneficiary becomes the Owner.
		•	If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•
If the deceased was the only surviving Annuitant, Annuity Payments to the Payee continue until that portion of the Contract ends and are paid at least as rapidly as they were being paid at the Annuitant’s death. For more information on when any portion of the Contract applied to Annuity Payments ends, see the discussion of “Traditional Annuity Payments” and “Traditional Guaranteed Minimum Income Benefit (Traditional GMIB)” in section 3, The Annuity Phase. No death benefit is payable under Annuity Options 1 or 3. However, there may be a lump sum available under Annuity Options 2, 4, or 5. For more information, see section 3, The Annuity Phase – Annuity Options.

		•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.
(1)
If the Beneficiary is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election to continue the Contract on the death claim form.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

UPON THE DEATH OF A JOINT OWNER (NOTE: We do not allow Joint Owners to take Partial Annuitizations)
Action under the portion of the Contract that is in the Accumulation Phase		Action under any portion of the Contract applied to Annuity Payments
•	The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.	•	The surviving Joint Owner becomes the sole Owner.
•	We pay a death benefit to the surviving Joint Owner.(1) For a description of the payout options available, see the “Death Benefit Payment Options” discussion later in this section.	•	If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•
If the deceased was the only surviving Annuitant, Annuity Payments to the Payee continue until that portion of the Contract ends and are paid at least as rapidly as they were being paid at the Annuitant’s death. For more information on when any portion of the Contract applied to Annuity Payments ends, see the discussion of “Traditional Annuity Payments” and “Traditional Guaranteed Minimum Income Benefit (Traditional GMIB)” in section 3, The Annuity Phase. No death benefit is payable under Annuity Options 1 or 3. However, there may be a lump sum available under Annuity Options 2, 4, or 5. For more information, see section 3, The Annuity Phase – Annuity Options.

		•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.
(1)
If the surviving Joint Owner is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election to continue the Contract on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we pay the estate of the Joint Owner who died last.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT
Action under the portion of the Contract that is in the Accumulation Phase		Action under any portion of the Contract applied to Annuity Payments
•
If the Contract is owned by a non-individual (for example, a qualified plan or a trust), we treat the death of the Annuitant as the death of an Owner; we pay the Beneficiary(1) a death benefit, and a new Annuitant cannot be named.
•
Annuity Payments to the Payee continue until that portion of the Contract ends and are paid at least as rapidly as they were being paid at the Annuitant’s death. For more information on when any portion of the Contract applied to Annuity Payments ends, see the discussion of “Traditional Annuity Payments” and “Traditional Guaranteed Minimum Income Benefit (Traditional GMIB)” in section 3, The Annuity Phase. No death benefit is payable under Annuity Options 1 or 3. However, there may be a lump sum available under Annuity Options 2, 4, or 5. For more information, see section 3, The Annuity Phase – Annuity Options.

•	If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), no death benefit is payable. The Owner can name a new Annuitant subject to our approval.	•	If the deceased was a sole Owner, the Beneficiary becomes the Owner if the Contract continues.
•	If the deceased Annuitant was a sole Owner, we pay the Beneficiary(1) a death benefit.	•	If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner if the Contract continues.
•
If the deceased Annuitant was a Joint Owner and there is a surviving Joint Owner, the surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses, there may also be contingent Beneficiaries. We pay a death benefit to the surviving Joint Owner.(2)

•	For a description of the payout options, see the “Death Benefit Payment Options” discussion later in this section.
(1)
If the Beneficiary is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and a death benefit payment election. If the deceased was the Annuitant and the Owner was a non-individual, the surviving spouse becomes the new Owner upon Contract continuation.

(2)
If the surviving Joint Owner is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election to continue the Contract on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we pay the estate of the Joint Owner who died last.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT (NOTE: We only allow joint Annuitants on Full Annuitization)
Action under the portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract applied to Annuity Payments
•
Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Options 3 and 4, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant and, for Annuity Option 4, during any remaining specified period of time. For more information, see section 3, The Annuity Phase – Annuity Options.
	•	No death benefit is payable.
	•	If the deceased was a sole Owner, the Beneficiary becomes the Owner.
	•	If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

DEATH BENEFIT PAYMENT OPTIONS DURING THE ACCUMULATION PHASE

If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the deceased Owner, he/she can choose to continue the Contract in his/her own name. Spouses must qualify as such under federal law to continue the Contract. With respect to the Earnings Protection GMDB, the Contract Value is then treated as the total Purchase Payments in the calculation of the death benefit for the Contract continued by the spouse. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the surviving spouse continues the Contract, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election of the death benefit payment option. If the surviving spouse continues the Contract, he or she may exercise all of the Owner’s rights under this Contract, including naming a new Beneficiary or Beneficiaries. If the surviving spouse continues the Contract, any optional benefits also continue with the possible exception of the GMIB Payments under the Traditional GMIB, which can only continue if the surviving spouse is also an Annuitant. For more information, please see the discussion of the termination of the GMIB in section 3, The Annuity Phase – Traditional Guaranteed Minimum Income Benefit (GMIB). If a lump sum payment is requested, we pay the amount within seven days of our receipt of proof of death and a valid election of a death benefit payment option, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any applicable tax consents and/or state forms. If the spouse continues the Contract, the spouse will be subject to any remaining withdrawal charge.

Option A: Lump sum payment of the death benefit. We do not deduct the contract maintenance charge at the time of a full withdrawal if the distribution is due to death.

Option B: Payment of the entire death benefit within five years of the date of any Owner’s death.

Option C: For a Nonqualified Contract, if the Beneficiary is an individual, payment of the death benefit as an Annuity Payment under an Annuity Option is over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. For a Qualified Contract, if the Beneficiary is an individual, Annuity Payments can be made over a period not extending beyond the Beneficiary’s life expectancy. Distribution under this option must begin within one year of the date of any Owner’s death. We waive the contract maintenance charge if we make fixed Traditional Annuity Payments or if the Contract Value on the Income Date is at least $50,000. We continue to assess the full contract maintenance charge on each Beneficiary’s portion proportionately if we make variable Traditional Annuity Payments that do not qualify for the waiver. GMIB Payments are not available under this option.

Any portion of the death benefit not applied to Traditional Annuity Payments within one year of the date of the Owner’s death must be distributed within five years of the date of death.

If the Contract is owned by a non-individual, then we treat the death of any Annuitant as the death of an Owner for purposes of the Internal Revenue Code’s distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract is interpreted and administered in accordance with Section 72(s) of the Code.

Other rules may apply to Qualified Contracts.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

10.	OTHER INFORMATION

ALLIANZ LIFE

Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We offer fixed and variable annuities and individual life insurance. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.

THE SEPARATE ACCOUNT

We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account’s assets may not be used to pay any of our liabilities, other than those arising from the Contracts.

If the Separate Account’s assets exceed the required reserves and other liabilities, we may transfer the excess to our general account, to the extent of seed money invested by us or earned fees and charges. The obligations under the Contracts are obligations of Allianz Life.

DISTRIBUTION

Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934 (the 1934 Act), as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at http://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.

We have entered into a distribution agreement with our affiliate Allianz Life Financial for the distribution and sale of the Contracts. Allianz Life Financial also may perform various administrative services on our behalf. Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their Financial Professionals. Investment Options that assess Rule 12b-1 fees make payments of the fees to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option’s plan. These payments typically equal 0.25% of an Investment Option’s average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may from time to time make payments for administrative services to Allianz Life Financial or its affiliates.

The maximum commission payable to the selling firms for Contract sales is expected to not exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.

We may fund Allianz Life Financial’s operating and other expenses, including: overhead; legal and accounting fees; Financial Professional training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Financial Professionals and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

Selling firms and their Financial Professionals and managers may receive other payments from us for administrative issues and for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their representatives may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.

We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:

•	marketing services and increased access to Financial Professionals;

•	sales promotions relating to the Contracts;

•	costs associated with sales conferences and educational seminars for their Financial Professionals;

•	the cost of client meetings and presentations; and

•	other sales expenses incurred by them.

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:

•	the level of existing sales and assets held in contracts issued by us that are sold through the broker/dealer firm and the potential for new or additional sales;

•	the organizational “fit” between the broker/dealer firm and the type of wholesaling and marketing force we operate;

•	whether the broker/dealer firm’s operational, IT, and support services structure and requirements are compatible with our method of operation;

•	whether the broker/dealer firm’s product mix is oriented toward our core markets;

•	whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent Financial Professional meetings and training sessions;

•	the potential return on investment of investing in a particular firm’s system;

•	our potential ability to obtain a significant level of the market share in the broker/dealer firm’s distribution channel;

•	the broker/dealer firm’s Financial Professional and customer profiles; and

•	the prominence and reputation of the broker/dealer firm in its marketing channel.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer. Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their Financial Professionals in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your Financial Professional for further information about what your Financial Professional and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

We intend to recover commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.

ADDITIONAL CREDITS FOR CERTAIN GROUPS

We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION/ALLIANZ SERVICE CENTER

The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative services performed by our Service Center include:

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

•	issuance and maintenance of the Contracts,

•	maintenance of Owner records,

•	processing and mailing of account statements and other mailings to Owners, and

•	routine customer service including:

–	responding to Owner correspondence and inquiries,

–	processing of Contract changes,

–	processing withdrawal requests (both partial and total) and

–	processing annuitization requests.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, are mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free telephone number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

LEGAL PROCEEDINGS

We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial’s ability to perform its obligations.

FINANCIAL STATEMENTS

The consolidated financial statements of Allianz Life and the financial statements of the Separate Account have been included in Part C of the Registration Statement.

STATUS PURSUANT TO SECURITIES EXCHANGE ACT OF 1934

Allianz Life hereby relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 from the requirement to file reports pursuant to Section 15(d) of that Act.

11.	TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

Allianz Life……………………………………………………...........	2
Experts………………………………………………………….…....…	2
Legal Opinions……………………………………………………….	2
Distributor……………………………………………………….……….	2
Reduction or Elimination of the Withdrawal Charge………………..	3
Federal Tax Status…………………………………………..….…..	3
General…………………………………………………………...…	3
Diversification…………………………………………….…......….	4
Owner Control………………………………………………..….	5
Contracts Owned by Non-Individuals……………………..…..	5
Income Tax Withholding………………………………..….......	5
Required Distributions…………………………………..………	5
Qualified Contracts……………………………………………...	6
Annuity Provisions…………………………………………….........	7
Annuity Units/Calculating Annuity Payments…………….….	7
Mortality and Expense Risk Guarantee………………………..….	7
Information on Original Contracts………………………….…..….	8
Financial Statements…………………………………..…..……….	10
Appendix – Condensed Financial Information…...……..………..	11

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

12.	PRIVACY AND SECURITY STATEMENT

2011
Your privacy is a high priority for Allianz. Our pledge to protect your privacy is reflected in our Privacy and Security Statement. This statement outlines our principles for collecting, using and protecting information that we maintain about you.

This statement applies to all of the companies within the Allianz family of companies that issue insurance policies. The law allows us to share your information among our insurance companies. The law does not allow you to prevent these disclosures. A list of our companies can be found at the end of this notice.

Information about you that Allianz collects

Allianz collects information about you so that we can process the insurance transactions you request. We limit the amount of your information collected to what we feel is needed to maintain your account. We may collect your information from the following sources:

•	From you, either directly or through your agent. This may include information on your insurance application or other forms you may complete, such as your name, address and telephone number.

•	From others, through the process of handling a claim. This may include information from medical or accident reports.

•	From your doctor or during a home visit by a health assessment professional. This may include medical information about you gathered with your written authorization.

•	From your relationship with us, such as the number of years you have been a customer or the types of insurance products you purchased.

•	From a consumer reporting agency such as a medical, credit, or motor vehicle report. The information in these reports may be kept by the agency and shared with others.

Information about you that Allianz shares

Allianz does not share information about current or former customers with anyone, except as “allowed by law.” “Allowed by law” means that we may share your information, such as your name, address, and policy information, as follows:

•	With affiliates and other third parties in order to administer or service your policy.

•
With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to determine eligibility for coverage or to process your requested transactions.

•	With your insurance agent so that they can perform services for you.

•	With medical professionals in order to process your claim.

•	With a state Department of Insurance in order to examine our records or business practices.

•	With a state or federal law enforcement agency, as required by law or to report suspected fraud activities.

•	With research groups to conduct studies on claims results. No individual is identified in any study or report.

We advise the vendors with whom we legally share your information of our privacy policy. We make every effort to use vendors whose privacy policy reflects our own.

Allianz does not sell your information to anyone

We do not share your information with anyone for their own marketing purposes. For this reason, we are not required to obtain an “opt-in election,” an “opt-out election” or an authorization from you. We also do not share your information with any of our affiliated companies except to administer or service your policy.

Allianz policies and practices regarding security of your information

Allianz uses computer hardware and software tools to maintain physical and electronic safeguards. These safeguards comply with applicable federal and state regulations. We use state of the art technology to secure our websites and protect the information that may be shared over these sites. We restrict access to information about you to those employees who need the information to service your policy.

If you visit one of our websites, we may use “cookies” (small text files sent from our site to your hard drive). These cookies help us to recognize repeat visitors and allow easy access to and use of the site. We do not use cookies to gather your information. The cookies only enable you to use our website more easily.

Your ability to access and correct your information

You have the right to access and obtain a copy of your information. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. If you wish to review your information, please write us at the address below. Provide your full name, address and policy number(s). For your protection, please have your request notarized.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

This will ensure the identity of the person requesting your information. You may also make your request through our secure website.

Within 30 working days of our receipt of your written request, you may see and get a copy of your information in person. If you prefer, we will send you a copy of your information. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.

If you believe any of your information is incorrect, notify us in writing at the address below. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so that you can contact them directly.

Montana residents: You may write to us and also ask for a record of any disclosure of your medical information made within the last three years.

Notification of change

Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to introducing any changes. This Privacy and Security Statement is also displayed on our website (http://www.allianzlife.com).

For more information or if you have questions

If you have any questions or concerns about our privacy policies or procedures, please call the Corporate Compliance Department at 800.328.5600, write us at the following address or contact us via the secured website.

Allianz Life Insurance Company of North America
PO Box 1344
Minneapolis, MN 55440-1344

Allianz family of companies:

•	Allianz Life Insurance Company of North America

•	Allianz Life Financial Services, LLC

M40018 (12/2010)

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

APPENDIX A – CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are included in Part C of the Registration Statement.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for the Contract described by this prospectus is listed in the tables below. You can find AUV information corresponding to the additional combinations of charges in the appendix to the Statement of Additional Information (SAI), which is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in Part C of the Registration Statement.

* Key to Benefit Option	Separate Account Annual Expenses
Allianz Valuemark IV with the Traditional GMDB and No GMIB	1.75%
Allianz Valuemark IV with the Earnings Protection GMDB and Traditional GMIB	2.20%
(Number of Accumulation Units in thousands)

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Allianz AGIC Opportunity Fund
1.75%	12/31/2003	N/A	12.731	3	2.20%	12/31/2003	N/A	12.635	1
	12/31/2004	12.731	13.480	6		12/31/2004	12.635	13.319	0
	12/31/2005	13.480	13.920	7		12/31/2005	13.319	13.692	1
	12/31/2006	13.920	15.276	7		12/31/2006	13.692	14.959	1
	12/31/2007	15.276	16.344	7		12/31/2007	14.959	15.932	1
	12/31/2008	16.344	8.487	5		12/31/2008	15.932	8.236	1
	12/31/2009	8.487	13.185	3		12/31/2009	8.236	12.738	0
	12/31/2010	13.185	15.390	1		12/31/2010	12.738	14.801	0
AZL Balanced Index Strategy Fund
1.75%	12/31/2009	N/A	10.028	0	2.20%	12/31/2009	N/A	10.019	0
	12/31/2010	10.028	10.888	0		12/31/2010	10.019	10.830	0
AZL BlackRock Capital Appreciation Fund
1.75%	12/31/2005	N/A	11.939	3	2.20%	12/31/2005	N/A	11.903	1
	12/31/2006	11.939	11.917	2		12/31/2006	11.903	11.828	1
	12/31/2007	11.917	12.988	2		12/31/2007	11.828	12.832	1
	12/31/2008	12.988	8.120	3		12/31/2008	12.832	7.987	1
	12/31/2009	8.120	10.809	21		12/31/2009	7.987	10.583	3
	12/31/2010	10.809	12.660	18		12/31/2010	10.583	12.341	3
AZL Columbia Mid Cap Value Fund
1.75%	12/31/2006	N/A	10.053	2	2.20%	12/31/2006	N/A	10.023	1
	12/31/2007	10.053	10.259	4		12/31/2007	10.023	10.181	0
	12/31/2008	10.259	4.823	7		12/31/2008	10.181	4.766	0
	12/31/2009	4.823	6.271	2		12/31/2009	4.766	6.168	0
	12/31/2010	6.271	7.558			12/31/2010	6.168	7.401	0
AZL Columbia Small Cap Value Fund
1.75%	12/31/2004	N/A	12.029	2	2.20%	12/31/2004	N/A	11.993	0
	12/31/2005	12.029	12.222	3		12/31/2005	11.993	12.131	0
	12/31/2006	12.222	13.621	3		12/31/2006	12.131	13.458	0
	12/31/2007	13.621	12.281	3		12/31/2007	13.458	12.079	0
	12/31/2008	12.281	8.195	3		12/31/2008	12.079	8.024	0
	12/31/2009	8.195	10.041	3		12/31/2009	8.024	9.788	0
	12/31/2010	10.041	12.426	3		12/31/2010	9.788	12.058	0

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011
Appendix A

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Davis NY Venture Fund
1.75%	12/31/2003	N/A	9.890	0	2.20%	12/31/2003	N/A	9.794	1
	12/31/2004	9.890	10.744	6		12/31/2004	9.794	10.592	1
	12/31/2005	10.744	11.580	21		12/31/2005	10.592	11.365	1
	12/31/2006	11.580	12.963	18		12/31/2006	11.365	12.665	2
	12/31/2007	12.963	13.265	30		12/31/2007	12.665	12.902	2
	12/31/2008	13.265	7.755	35		12/31/2008	12.902	7.509	4
	12/31/2009	7.755	10.047	29		12/31/2009	7.509	9.684	4
	12/31/2010	10.047	11.061	27		12/31/2010	9.684	10.614	3
AZL Dreyfus Equity Growth Fund
1.75%	12/31/2003	N/A	8.746	0	2.20%	12/31/2003	N/A	8.662	0
	12/31/2004	8.746	9.257	5		12/31/2004	8.662	9.127	0
	12/31/2005	9.257	9.512	7		12/31/2005	9.127	9.336	0
	12/31/2006	9.512	10.556	1		12/31/2006	9.336	10.314	0
	12/31/2007	10.556	11.280	7		12/31/2007	10.314	10.971	3
	12/31/2008	11.280	6.470	4		12/31/2008	10.971	6.264	2
	12/31/2009	6.470	8.567	3		12/31/2009	6.264	8.258	2
	12/31/2010	8.567	10.348	8		12/31/2010	8.258	9.930	3
AZL Eaton Vance Large Cap Value Fund
1.75%	12/31/2003	N/A	9.420	5	2.20%	12/31/2003	N/A	9.307	15
	12/31/2004	9.420	10.840	22		12/31/2004	9.307	10.662	10
	12/31/2005	10.840	11.070	19		12/31/2005	10.662	10.840	6
	12/31/2006	11.070	12.594	20		12/31/2006	10.840	12.277	6
	12/31/2007	12.594	12.100	25		12/31/2007	12.277	11.742	7
	12/31/2008	12.100	7.587	25		12/31/2008	11.742	7.330	6
	12/31/2009	7.587	9.434	23		12/31/2009	7.330	9.072	6
	12/31/2010	9.434	10.181	26		12/31/2010	9.072	9.747	6
AZL Franklin Small Cap Value Fund
1.75%	12/31/2003	N/A	12.688	0	2.20%	12/31/2003	N/A	12.650	1
	12/31/2004	12.688	15.346	3		12/31/2004	12.650	15.231	2
	12/31/2005	15.346	16.142	4		12/31/2005	15.231	15.949	2
	12/31/2006	16.142	18.307	7		12/31/2006	15.949	18.007	2
	12/31/2007	18.307	17.202	5		12/31/2007	18.007	16.844	3
	12/31/2008	17.202	11.201	5		12/31/2008	16.844	10.919	2
	12/31/2009	11.201	14.376	5		12/31/2009	10.919	13.951	2
	12/31/2010	14.376	17.957	5		12/31/2010	13.951	17.347	2
AZL Fusion Balanced Fund
1.75%	12/31/2005	N/A	10.605	7	2.20%	12/31/2005	N/A	10.573	0
	12/31/2006	10.605	11.410	9		12/31/2006	10.573	11.325	0
	12/31/2007	11.410	12.009	7		12/31/2007	11.325	11.865	1
	12/31/2008	12.009	8.561	17		12/31/2008	11.865	8.421	9
	12/31/2009	8.561	10.660	32		12/31/2009	8.421	10.438	9
	12/31/2010	10.660	11.635	13		12/31/2010	10.438	11.341	9
AZL Fusion Growth Fund
1.75%	12/31/2005	N/A	11.079	9	2.20%	12/31/2005	N/A	11.046	3
	12/31/2006	11.079	12.216	16		12/31/2006	11.046	12.125	10
	12/31/2007	12.216	12.694	9		12/31/2007	12.125	12.542	6
	12/31/2008	12.694	7.616	8		12/31/2008	12.542	7.491	5
	12/31/2009	7.616	9.894	8		12/31/2009	7.491	9.688	4
	12/31/2010	9.894	10.977	12		12/31/2010	9.688	10.700	4
AZL Fusion Moderate Fund
1.75%	12/31/2005	N/A	10.783	0	2.20%	12/31/2005	N/A	10.750	1
	12/31/2006	10.783	11.731	2		12/31/2006	10.750	11.643	3
	12/31/2007	11.731	12.280	3		12/31/2007	11.643	12.133	3
	12/31/2008	12.280	8.114	3		12/31/2008	12.133	7.981	3
	12/31/2009	8.114	10.320	4		12/31/2009	7.981	10.105	2
	12/31/2010	10.320	11.331	3		12/31/2010	10.105	11.046	2

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011
Appendix A

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Growth Index Strategy Fund
1.75%	12/31/2009	N/A	10.060	0	2.20%	12/31/2009	N/A	10.051	0
	12/31/2010	10.060	11.212	0		12/31/2010	10.051	11.152	0
AZL International Index Fund
1.75%	12/31/2009	N/A	9.754	0	2.20%	12/31/2009	N/A	9.746	0
	12/31/2010	9.754	10.267	0		12/31/2010	9.746	10.212	0
AZL Invesco Equity and Income Fund
1.75%	12/31/2004	N/A	10.785	6	2.20%	12/31/2004	N/A	10.752	0
	12/31/2005	10.785	11.313	5		12/31/2005	10.752	11.229	1
	12/31/2006	11.313	12.510	3		12/31/2006	11.229	12.360	1
	12/31/2007	12.510	12.668	2		12/31/2007	12.360	12.461	1
	12/31/2008	12.668	9.470	1		12/31/2008	12.461	9.273	0
	12/31/2009	9.470	11.432	1		12/31/2009	9.273	11.144	1
	12/31/2010	11.432	12.553	3		12/31/2010	11.144	12.182	0
AZL Invesco Growth and Income Fund
1.75%	12/31/2003	N/A	10.124	12	2.20%	12/31/2003	N/A	10.003	7
	12/31/2004	10.124	11.323	16		12/31/2004	10.003	11.137	5
	12/31/2005	11.323	12.155	25		12/31/2005	11.137	11.902	4
	12/31/2006	12.155	13.843	19		12/31/2006	11.902	13.495	4
	12/31/2007	13.843	13.961	18		12/31/2007	13.495	13.548	4
	12/31/2008	13.961	9.211	14		12/31/2008	13.548	8.898	2
	12/31/2009	9.211	11.191	11		12/31/2009	8.898	10.763	2
	12/31/2010	11.191	12.358	11		12/31/2010	10.763	11.831	2
AZL Invesco International Equity Fund
1.75%	12/31/2003	N/A	10.076	0	2.20%	12/31/2003	N/A	10.000	0
	12/31/2004	10.076	12.091	1		12/31/2004	10.000	11.947	1
	12/31/2005	12.091	13.826	4		12/31/2005	11.947	13.600	1
	12/31/2006	13.826	17.261	7		12/31/2006	13.600	16.903	2
	12/31/2007	17.261	19.440	6		12/31/2007	16.903	18.950	3
	12/31/2008	19.440	11.173	10		12/31/2008	18.950	10.843	2
	12/31/2009	11.173	14.748	10		12/31/2009	10.843	14.247	2
	12/31/2010	14.748	16.307	6		12/31/2010	14.247	15.683	2
AZL JP Morgan International Opportunities Fund
1.75%	12/31/2003	N/A	12.245	4	2.20%	12/31/2003	N/A	12.208	4
	12/31/2004	12.245	13.501	12		12/31/2004	12.208	13.400	1
	12/31/2005	13.501	14.813	11		12/31/2005	13.400	14.636	2
	12/31/2006	14.813	17.650	13		12/31/2006	14.636	17.361	3
	12/31/2007	17.650	19.045	9		12/31/2007	17.361	18.649	3
	12/31/2008	19.045	13.369	9		12/31/2008	18.649	13.031	3
	12/31/2009	13.369	16.594	11		12/31/2009	13.031	16.103	3
	12/31/2010	16.594	17.276	11		12/31/2010	16.103	16.690	3
AZL JPMorgan U.S. Equity Fund
1.75%	12/31/2004	N/A	10.733	1	2.20%	12/31/2004	N/A	10.701	0
	12/31/2005	10.733	11.123	1		12/31/2005	10.701	11.040	1
	12/31/2006	11.123	12.525	10		12/31/2006	11.040	12.376	1
	12/31/2007	12.525	12.774	10		12/31/2007	12.376	12.565	2
	12/31/2008	12.774	7.697	2		12/31/2008	12.565	7.537	1
	12/31/2009	7.697	10.113	5		12/31/2009	7.537	9.858	2
	12/31/2010	10.113	11.226	8		12/31/2010	9.858	10.894	1
AZL MFS Investors Trust Fund
1.75%	12/31/2005	N/A	12.217	2	2.20%	12/31/2005	N/A	12.180	2
	12/31/2006	12.217	13.541	1		12/31/2006	12.180	13.439	2
	12/31/2007	13.541	14.733	1		12/31/2007	13.439	14.556	3
	12/31/2008	14.733	8.670	4		12/31/2008	14.556	8.528	4
	12/31/2009	8.670	12.933	4		12/31/2009	8.528	12.664	2
	12/31/2010	12.933	14.108	1		12/31/2010	12.664	13.752	2
AZL Mid Cap Index Fund
1.75%	12/31/2010	N/A	10.645	3	2.20%	12/31/2010	N/A	10.613	0
The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011
Appendix A

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Money Market Fund
1.75%	12/31/2003	N/A	10.268	33	2.20%	12/31/2003	N/A	10.089	3
	12/31/2004	10.268	10.158	64		12/31/2004	10.089	9.935	2
	12/31/2005	10.158	10.239	72		12/31/2005	9.935	9.969	6
	12/31/2006	10.239	10.508	113		12/31/2006	9.969	10.186	2
	12/31/2007	10.508	10.821	26		12/31/2007	10.186	10.442	2
	12/31/2008	10.821	10.892	147		12/31/2008	10.442	10.464	3
	12/31/2009	10.892	10.727	51		12/31/2009	10.464	10.258	4
	12/31/2010	10.727	10.542	161		12/31/2010	10.258	10.036	2
AZL Morgan Stanley Global Real Estate Fund
1.75%	12/31/2006	N/A	12.024	2	2.20%	12/31/2006	N/A	11.987	0
	12/31/2007	12.024	10.788	3		12/31/2007	11.987	10.707	0
	12/31/2008	10.788	5.742	2		12/31/2008	10.707	5.673	0
	12/31/2009	5.742	7.910	3		12/31/2009	5.673	7.781	0
	12/31/2010	7.910	9.395	2		12/31/2010	7.781	9.199	0
AZL Morgan Stanley Mid Cap Growth Fund
1.75%	12/31/2003	N/A	8.923	1	2.20%	12/31/2003	N/A	8.816	0
	12/31/2004	8.923	10.629	3		12/31/2004	8.816	10.455	1
	12/31/2005	10.629	12.278	10		12/31/2005	10.455	12.022	2
	12/31/2006	12.278	13.176	4		12/31/2006	12.022	12.844	2
	12/31/2007	13.176	15.819	10		12/31/2007	12.844	15.351	4
	12/31/2008	15.819	8.002	10		12/31/2008	15.351	7.730	3
	12/31/2009	8.002	12.398	10		12/31/2009	7.730	11.923	3
	12/31/2010	12.398	16.142	10		12/31/2010	11.923	15.454	3
AZL S&P 500 Index Fund
1.75%	12/31/2007	N/A	8.178	1	2.20%	12/31/2007	N/A	8.118	0
	12/31/2008	8.178	5.026	41		12/31/2008	8.118	4.967	2
	12/31/2009	5.026	6.208	37		12/31/2009	4.967	6.107	2
	12/31/2010	6.208	7.000	33		12/31/2010	6.107	6.855	2
AZL Schroder Emerging Markets Equity Fund – Class 1
1.75%	12/31/2007	N/A	13.622	1	2.20%	12/31/2007	N/A	13.581	0
	12/31/2008	13.622	6.450	12		12/31/2008	13.581	6.401	4
	12/31/2009	6.450	10.930	10		12/31/2009	6.401	10.799	4
	12/31/2010	10.930	12.094	7		12/31/2010	10.799	11.896	4
AZL Schroder Emerging Markets Equity Fund – Class 2
1.75%	12/31/2006	N/A	10.447	1	2.20%	12/31/2006	N/A	10.415	1
	12/31/2007	10.447	13.377	6		12/31/2007	10.415	13.276	1
	12/31/2008	13.377	6.324	4		12/31/2008	13.276	6.248	1
	12/31/2009	6.324	10.675	5		12/31/2009	6.248	10.500	2
	12/31/2010	10.675	11.791	4		12/31/2010	10.500	11.545	2
AZL Small Cap Stock Index Fund
1.75%	12/31/2007	N/A	9.307	0	2.20%	12/31/2007	N/A	9.279	1
	12/31/2008	9.307	6.316	19		12/31/2008	9.279	6.268	3
	12/31/2009	6.316	7.748	14		12/31/2009	6.268	7.655	2
	12/31/2010	7.748	9.554	15		12/31/2010	7.655	9.397	2
AZL Turner Quantitative Small Cap Growth Fund
1.75%	12/31/2005	N/A	11.099	1	2.20%	12/31/2005	N/A	11.065	0
	12/31/2006	11.099	12.140	1		12/31/2006	11.065	12.049	0
	12/31/2007	12.140	12.653	1		12/31/2007	12.049	12.502	0
	12/31/2008	12.653	7.043	2		12/31/2008	12.502	6.928	0
	12/31/2009	7.043	9.094	1		12/31/2009	6.928	8.905	0
	12/31/2010	9.094	11.513	1		12/31/2010	8.905	11.223	0
BlackRock Global Allocation V.I. Fund
1.75%	12/31/2008	N/A	7.901	1	2.20%	12/31/2008	N/A	7.877	0
	12/31/2009	7.901	9.388	1		12/31/2009	7.877	9.317	2
	12/31/2010	9.388	10.125	3		12/31/2010	9.317	10.004	2

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011
Appendix A

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Columbia Variable Portfolio – Select Smaller-Cap Value Fund
1.75%	12/31/2003	N/A	20.268	1	2.20%	12/31/2003	N/A	19.914	1
	12/31/2004	20.268	23.889	5		12/31/2004	19.914	23.366	1
	12/31/2005	23.889	22.542	4		12/31/2005	23.366	21.949	0
	12/31/2006	22.542	26.858	2		12/31/2006	21.949	26.035	0
	12/31/2007	26.858	27.483	2		12/31/2007	26.035	26.521	0
	12/31/2008	27.483	16.329	3		12/31/2008	26.521	15.686	0
	12/31/2009	16.329	21.736	3		12/31/2009	15.686	20.787	0
	12/31/2010	21.736	27.481	0		12/31/2010	20.787	26.162	0
Davis VA Financial Portfolio
1.75%	12/31/2003	N/A	12.407	1	2.20%	12/31/2003	N/A	12.190	1
	12/31/2004	12.407	13.449	2		12/31/2004	12.190	13.155	1
	12/31/2005	13.449	14.324	2		12/31/2005	13.155	13.948	1
	12/31/2006	14.324	16.681	4		12/31/2006	13.948	16.170	1
	12/31/2007	16.681	15.399	4		12/31/2007	16.170	14.860	1
	12/31/2008	15.399	8.116	3		12/31/2008	14.860	7.797	1
	12/31/2009	8.116	11.259	3		12/31/2009	7.797	10.768	1
	12/31/2010	11.259	12.292	1		12/31/2010	10.768	11.702	1
Davis VA Value Portfolio
1.75%	12/31/2003	N/A	10.055	6	2.20%	12/31/2003	N/A	9.879	0
	12/31/2004	10.055	11.098	10		12/31/2004	9.879	10.855	0
	12/31/2005	11.098	11.936	10		12/31/2005	10.855	11.622	0
	12/31/2006	11.936	13.489	9		12/31/2006	11.622	13.076	0
	12/31/2007	13.489	13.868	8		12/31/2007	13.076	13.383	0
	12/31/2008	13.868	8.132	5		12/31/2008	13.383	7.812	0
	12/31/2009	8.132	10.481	4		12/31/2009	7.812	10.023	0
	12/31/2010	10.481	11.614	2		12/31/2010	10.023	11.056	0
Franklin Global Real Estate Securities Fund
1.75%	12/31/2003	N/A	38.138	3	2.20%	12/31/2003	N/A	35.684	2
	12/31/2004	38.138	49.536	4		12/31/2004	35.684	46.141	3
	12/31/2005	49.536	55.368	6		12/31/2005	46.141	51.342	2
	12/31/2006	55.368	65.767	7		12/31/2006	51.342	60.712	1
	12/31/2007	65.767	51.273	4		12/31/2007	60.712	47.118	2
	12/31/2008	51.273	29.109	3		12/31/2008	47.118	26.629	1
	12/31/2009	29.109	34.156	3		12/31/2009	26.629	31.107	1
	12/31/2010	34.156	40.693	2		12/31/2010	31.107	36.893	1
Franklin Growth and Income Securities Fund
1.75%	12/31/2003	N/A	28.902	6	2.20%	12/31/2003	N/A	27.043	0
	12/31/2004	28.902	31.497	10		12/31/2004	27.043	29.338	1
	12/31/2005	31.497	32.101	15		12/31/2005	29.338	29.766	2
	12/31/2006	32.101	36.923	22		12/31/2006	29.766	34.085	2
	12/31/2007	36.923	35.024	14		12/31/2007	34.085	32.186	2
	12/31/2008	35.024	22.386	7		12/31/2008	32.186	20.479	1
	12/31/2009	22.386	27.898	7		12/31/2009	20.479	25.407	1
	12/31/2010	27.898	32.056	5		12/31/2010	25.407	29.063	1
Franklin High Income Securities Fund
1.75%	12/31/2003	N/A	20.244	67	2.20%	12/31/2003	N/A	18.942	0
	12/31/2004	20.244	21.888	22		12/31/2004	18.942	20.388	0
	12/31/2005	21.888	22.311	23		12/31/2005	20.388	20.688	0
	12/31/2006	22.311	24.003	16		12/31/2006	20.688	22.158	1
	12/31/2007	24.003	24.296	18		12/31/2007	22.158	22.327	1
	12/31/2008	24.296	18.343	19		12/31/2008	22.327	16.780	1
	12/31/2009	18.343	25.774	15		12/31/2009	16.780	23.473	0
	12/31/2010	25.774	28.799	17		12/31/2010	23.473	26.110	0

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011
Appendix A

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin Income Securities Fund
1.75%	12/31/2003	N/A	34.761	7	2.20%	12/31/2003	N/A	32.525	0
	12/31/2004	34.761	38.982	20		12/31/2004	32.525	36.310	0
	12/31/2005	38.982	39.009	22		12/31/2005	36.310	36.172	1
	12/31/2006	39.009	45.415	26		12/31/2006	36.172	41.924	1
	12/31/2007	45.415	46.414	35		12/31/2007	41.924	42.653	0
	12/31/2008	46.414	32.194	27		12/31/2008	42.653	29.452	0
	12/31/2009	32.194	42.988	26		12/31/2009	29.452	39.150	0
	12/31/2010	42.988	47.677	25		12/31/2010	39.150	43.225	0
Franklin Large Cap Growth Securities Fund
1.75%	12/31/2003	N/A	17.110	2	2.20%	12/31/2003	N/A	16.530	0
	12/31/2004	17.110	18.196	9		12/31/2004	16.530	17.499	0
	12/31/2005	18.196	18.115	18		12/31/2005	17.499	17.343	1
	12/31/2006	18.115	19.790	14		12/31/2006	17.343	18.862	1
	12/31/2007	19.790	20.714	10		12/31/2007	18.862	19.654	1
	12/31/2008	20.714	13.355	9		12/31/2008	19.654	12.614	1
	12/31/2009	13.355	17.065	9		12/31/2009	12.614	16.047	1
	12/31/2010	17.065	18.756	9		12/31/2010	16.047	17.557	1
Franklin Rising Dividends Securities Fund
1.75%	12/31/2003	N/A	29.045	8	2.20%	12/31/2003	N/A	27.526	0
	12/31/2004	29.045	31.750	17		12/31/2004	27.526	29.954	2
	12/31/2005	31.750	32.349	22		12/31/2005	29.954	30.383	1
	12/31/2006	32.349	37.330	18		12/31/2006	30.383	34.904	1
	12/31/2007	37.330	35.794	16		12/31/2007	34.904	33.316	1
	12/31/2008	35.794	25.695	15		12/31/2008	33.316	23.809	0
	12/31/2009	25.695	29.712	14		12/31/2009	23.809	27.407	0
	12/31/2010	29.712	35.310	12		12/31/2010	27.407	32.425	0
Franklin Small Cap Value Securities Fund
1.75%	12/31/2003	N/A	12.356	3	2.20%	12/31/2003	N/A	12.044	0
	12/31/2004	12.356	15.065	5		12/31/2004	12.044	14.620	1
	12/31/2005	15.065	16.135	8		12/31/2005	14.620	15.588	1
	12/31/2006	16.135	18.600	7		12/31/2006	15.588	17.888	1
	12/31/2007	18.600	17.885	4		12/31/2007	17.888	17.123	2
	12/31/2008	17.885	11.797	3		12/31/2008	17.123	11.244	1
	12/31/2009	11.797	15.018	3		12/31/2009	11.244	14.249	1
	12/31/2010	15.018	18.961	3		12/31/2010	14.249	17.910	1
Franklin Small-Mid Cap Growth Securities Fund
1.75%	12/31/2003	N/A	18.598	3	2.20%	12/31/2003	N/A	17.926	3
	12/31/2004	18.598	20.413	5		12/31/2004	17.926	19.588	2
	12/31/2005	20.413	21.081	6		12/31/2005	19.588	20.137	1
	12/31/2006	21.081	22.571	4		12/31/2006	20.137	21.464	1
	12/31/2007	22.571	24.729	4		12/31/2007	21.464	23.410	1
	12/31/2008	24.729	14.010	3		12/31/2008	23.410	13.203	1
	12/31/2009	14.010	19.817	3		12/31/2009	13.203	18.592	1
	12/31/2010	19.817	24.914	3		12/31/2010	18.592	23.269	1
Franklin Templeton VIP Founding Funds Allocation Fund
1.75%	12/31/2007	N/A	9.230	0	2.20%	12/31/2007	N/A	9.210	0
	12/31/2008	9.230	5.816	0		12/31/2008	9.210	5.777	0
	12/31/2009	5.816	7.444	0		12/31/2009	5.777	7.361	0
	12/31/2010	7.444	8.065	0		12/31/2010	7.361	7.939	0
Franklin U.S. Government Fund
1.75%	12/31/2003	N/A	22.629	2	2.20%	12/31/2003	N/A	21.173	0
	12/31/2004	22.629	23.061	6		12/31/2004	21.173	21.480	2
	12/31/2005	23.061	23.262	13		12/31/2005	21.480	21.570	3
	12/31/2006	23.262	23.844	12		12/31/2006	21.570	22.011	2
	12/31/2007	23.844	25.033	13		12/31/2007	22.011	23.004	3
	12/31/2008	25.033	26.543	15		12/31/2008	23.004	24.283	3
	12/31/2009	26.543	26.954	9		12/31/2009	24.283	24.548	1
	12/31/2010	26.954	27.958	11		12/31/2010	24.548	25.348	1

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011
Appendix A

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Jennison Portffolio
1.75%	12/31/2010	N/A	10.426	0	2.20%	12/31/2010	N/A	10.394	0
Mutual Global Discovery Securities Fund
1.75%	12/31/2003	N/A	16.459	9	2.20%	12/31/2003	N/A	15.938	0
	12/31/2004	16.459	19.173	16		12/31/2004	15.938	18.482	2
	12/31/2005	19.173	21.908	25		12/31/2005	18.482	21.024	3
	12/31/2006	21.908	26.548	36		12/31/2006	21.024	25.352	3
	12/31/2007	26.548	29.261	72		12/31/2007	25.352	27.816	3
	12/31/2008	29.261	20.618	53		12/31/2008	27.816	19.512	2
	12/31/2009	20.618	25.048	58		12/31/2009	19.512	23.598	2
	12/31/2010	25.048	27.627	34		12/31/2010	23.598	25.911	1
Mutual Shares Securities Fund
1.75%	12/31/2003	N/A	16.515	10	2.20%	12/31/2003	N/A	15.992	0
	12/31/2004	16.515	18.318	23		12/31/2004	15.992	17.659	2
	12/31/2005	18.318	19.950	37		12/31/2005	17.659	19.146	2
	12/31/2006	19.950	23.264	60		12/31/2006	19.146	22.226	2
	12/31/2007	23.264	23.709	64		12/31/2007	22.226	22.548	1
	12/31/2008	23.709	14.692	61		12/31/2008	22.548	13.910	1
	12/31/2009	14.692	18.241	55		12/31/2009	13.910	17.193	1
	12/31/2010	18.241	19.981	33		12/31/2010	17.193	18.748	1
Oppenheimer Global Securities Fund/VA
1.75%	12/31/2003	N/A	9.615	5	2.20%	12/31/2003	N/A	9.447	1
	12/31/2004	9.615	11.258	5		12/31/2004	9.447	11.012	1
	12/31/2005	11.258	12.646	4		12/31/2005	11.012	12.314	0
	12/31/2006	12.646	14.626	4		12/31/2006	12.314	14.178	0
	12/31/2007	14.626	15.279	3		12/31/2007	14.178	14.744	0
	12/31/2008	15.279	8.980	3		12/31/2008	14.744	8.626	0
	12/31/2009	8.980	12.334	2		12/31/2009	8.626	11.795	0
	12/31/2010	12.334	14.054	2		12/31/2010	11.795	13.380	0
Oppenheimer High Income Fund/VA
1.75%	12/31/2003	N/A	11.120	1	2.20%	12/31/2003	N/A	10.926	0
	12/31/2004	11.120	11.906	3		12/31/2004	10.926	11.645	1
	12/31/2005	11.906	11.971	3		12/31/2005	11.645	11.656	1
	12/31/2006	11.971	12.872	2		12/31/2006	11.656	12.478	1
	12/31/2007	12.872	12.635	1		12/31/2007	12.478	12.192	1
	12/31/2008	12.635	2.648	1		12/31/2008	12.192	2.544	1
	12/31/2009	2.648	3.261	1		12/31/2009	2.544	3.118	1
	12/31/2010	3.261	3.679	1		12/31/2010	3.118	3.502	0
Oppenheimer Main Street Fund/VA
1.75%	12/31/2003	N/A	8.236	5	2.20%	12/31/2003	N/A	8.092	2
	12/31/2004	8.236	8.858	12		12/31/2004	8.092	8.664	4
	12/31/2005	8.858	9.225	12		12/31/2005	8.664	8.982	3
	12/31/2006	9.225	10.427	11		12/31/2006	8.982	10.108	2
	12/31/2007	10.427	10.698	10		12/31/2007	10.108	10.324	2
	12/31/2008	10.698	6.468	4		12/31/2008	10.324	6.214	2
	12/31/2009	6.468	8.154	4		12/31/2009	6.214	7.798	2
	12/31/2010	8.154	9.303	2		12/31/2010	7.798	8.857	2
PIMCO Eqs Pathfinder Portfolio
1.75%	12/31/2010	N/A	10.333	3	2.20%	12/31/2010	N/A	10.302	0
PIMCO VIT All Asset Portfolio
1.75%	12/31/2004	N/A	11.850	1	2.20%	12/31/2004	N/A	11.814	3
	12/31/2005	11.850	12.370	5		12/31/2005	11.814	12.278	2
	12/31/2006	12.370	12.723	5		12/31/2006	12.278	12.571	1
	12/31/2007	12.723	13.542	4		12/31/2007	12.571	13.320	1
	12/31/2008	13.542	11.198	4		12/31/2008	13.320	10.965	1
	12/31/2009	11.198	13.378	5		12/31/2009	10.965	13.041	3
	12/31/2010	13.378	14.867	11		12/31/2010	13.041	14.427	3

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011
Appendix A

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT CommodityRealReturn Strategy Portfolio
1.75%	12/31/2005	N/A	11.011	11	2.20%	12/31/2005	N/A	10.977	0
	12/31/2006	11.011	10.485	16		12/31/2006	10.977	10.406	0
	12/31/2007	10.485	12.696	19		12/31/2007	10.406	12.544	0
	12/31/2008	12.696	7.012	19		12/31/2008	12.544	6.897	1
	12/31/2009	7.012	9.752	18		12/31/2009	6.897	9.549	0
	12/31/2010	9.752	11.933	1		12/31/2010	9.549	11.632	1
PIMCO VIT Emerging Markets Bond Portfolio
1.75%	12/31/2005	N/A	10.902	4	2.20%	12/31/2005	N/A	10.869	0
	12/31/2006	10.902	11.707	11		12/31/2006	10.869	11.619	0
	12/31/2007	11.707	12.172	10		12/31/2007	11.619	12.027	0
	12/31/2008	12.172	10.215	10		12/31/2008	12.027	10.047	0
	12/31/2009	10.215	13.108	10		12/31/2009	10.047	12.835	0
	12/31/2010	13.108	14.448	2		12/31/2010	12.835	14.084	0
PIMCO VIT Global Bond Portfolio (Unhedged)
1.75%	12/31/2005	N/A	9.327	0	2.20%	12/31/2005	N/A	9.299	0
	12/31/2006	9.327	9.592	16		12/31/2006	9.299	9.520	0
	12/31/2007	9.592	10.343	12		12/31/2007	9.520	10.219	0
	12/31/2008	10.343	10.077	1		12/31/2008	10.219	9.912	1
	12/31/2009	10.077	11.572	1		12/31/2009	9.912	11.331	0
	12/31/2010	11.572	12.698	9		12/31/2010	11.331	12.377	0
PIMCO VIT High Yield Portfolio
1.75%	12/31/2003	N/A	11.157	1	2.20%	12/31/2003	N/A	10.962	0
	12/31/2004	11.157	12.011	109		12/31/2004	10.962	11.748	1
	12/31/2005	12.011	12.291	120		12/31/2005	11.748	11.968	1
	12/31/2006	12.291	13.178	64		12/31/2006	11.968	12.774	1
	12/31/2007	13.178	13.402	73		12/31/2007	12.774	12.933	1
	12/31/2008	13.402	10.069	55		12/31/2008	12.933	9.673	0
	12/31/2009	10.069	13.895	107		12/31/2009	9.673	13.288	0
	12/31/2010	13.895	15.634	15		12/31/2010	13.288	14.884	1
PIMCO VIT Real Return Portfolio
1.75%	12/31/2003	N/A	10.491	12	2.20%	12/31/2003	N/A	10.460	0
	12/31/2004	10.491	11.228	17		12/31/2004	10.460	11.144	2
	12/31/2005	11.228	11.266	130		12/31/2005	11.144	11.131	4
	12/31/2006	11.266	11.150	81		12/31/2006	11.131	10.967	3
	12/31/2007	11.150	12.124	74		12/31/2007	10.967	11.872	3
	12/31/2008	12.124	11.073	66		12/31/2008	11.872	10.794	2
	12/31/2009	11.073	12.882	63		12/31/2009	10.794	12.501	2
	12/31/2010	12.882	13.685	27		12/31/2010	12.501	13.221	1
PIMCO VIT Total Return Portfolio
1.75%	12/31/2003	N/A	12.542	6	2.20%	12/31/2003	N/A	12.322	8
	12/31/2004	12.542	12.926	12		12/31/2004	12.322	12.643	6
	12/31/2005	12.926	13.014	24		12/31/2005	12.643	12.672	6
	12/31/2006	13.014	13.282	75		12/31/2006	12.672	12.875	4
	12/31/2007	13.282	14.193	74		12/31/2007	12.875	13.696	3
	12/31/2008	14.193	14.616	62		12/31/2008	13.696	14.041	3
	12/31/2009	14.616	16.384	79		12/31/2009	14.041	15.668	3
	12/31/2010	16.384	17.406	51		12/31/2010	15.668	16.571	2

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011
Appendix A

Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Benefit Option*	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
SP International Growth Portfolio
1.75%	12/31/2003	N/A	5.538	0	2.20%	12/31/2003	N/A	5.462	1
	12/31/2004	5.538	6.319	0		12/31/2004	5.462	6.204	1
	12/31/2005	6.319	7.190	0		12/31/2005	6.204	7.028	1
	12/31/2006	7.190	8.491	0		12/31/2006	7.028	8.263	1
	12/31/2007	8.491	9.938	0		12/31/2007	8.263	9.628	1
	12/31/2008	9.938	4.835	0		12/31/2008	9.628	4.663	1
	12/31/2009	4.835	6.483	0		12/31/2009	4.663	6.224	1
	12/31/2010	6.483	7.250	0		12/31/2010	6.224	6.929	0
Templeton Foreign Securities Fund
1.75%	12/31/2003	N/A	18.092	3	2.20%	12/31/2003	N/A	17.146	0
	12/31/2004	18.092	21.132	5		12/31/2004	17.146	19.937	0
	12/31/2005	21.132	22.942	12		12/31/2005	19.937	21.547	0
	12/31/2006	22.942	27.437	23		12/31/2006	21.547	25.653	1
	12/31/2007	27.437	31.214	31		12/31/2007	25.653	29.054	1
	12/31/2008	31.214	18.331	30		12/31/2008	29.054	16.985	1
	12/31/2009	18.331	24.739	25		12/31/2009	16.985	22.820	1
	12/31/2010	24.739	26.419	12		12/31/2010	22.820	24.260	0
Templeton Global Bond Securities Fund
1.75%	12/31/2007	N/A	31.888	1	2.20%	12/31/2007	N/A	29.372	0
	12/31/2008	31.888	33.359	2		12/31/2008	29.372	30.588	0
	12/31/2009	33.359	39.002	3		12/31/2009	30.588	35.602	0
	12/31/2010	39.002	43.962	7		12/31/2010	35.602	39.950	0
Templeton Growth Securities Fund
1.75%	12/31/2003	N/A	19.406	1	2.20%	12/31/2003	N/A	18.568	0
	12/31/2004	19.406	22.166	10		12/31/2004	18.568	21.114	1
	12/31/2005	22.166	23.756	14		12/31/2005	21.114	22.527	2
	12/31/2006	23.756	28.528	29		12/31/2006	22.527	26.931	3
	12/31/2007	28.528	28.746	34		12/31/2007	26.931	27.015	3
	12/31/2008	28.746	16.345	30		12/31/2008	27.015	15.291	2
	12/31/2009	16.345	21.094	29		12/31/2009	15.291	19.645	2
	12/31/2010	21.094	22.332	15		12/31/2010	19.645	20.705	1

APPENDIX B – GMIB VALUE CALCULATION EXAMPLES

•	You purchase a Contract with an initial Purchase Payment of $100,000. You make no additional Purchase Payments and are the only Owner.

•
You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value (on the date of but before the partial withdrawal) is $160,000. The withdrawal charge on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal. You take no other partial withdrawals.

•	The Contract Value on the tenth Contract Anniversary is $140,000.

Total Purchase Payments:	$100,000
Reduced proportionately by the percentage of Contract Value withdrawn:
($20,000 / $160,000) = 0.125 x $100,000 =	– 12,500
Traditional GMIB value as of the tenth Contract Anniversary:	$ 87,500

The Traditional GMIB value is less than the Contract Value and, therefore, the GMIB would not be available. However, fixed Traditional Annuity Payments based on the $140,000 Contract Value would be available.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011
Appendix A & B

APPENDIX C – DEATH BENEFIT CALCULATION EXAMPLES

•	You purchased a Contract with an initial Purchase Payment of $100,000. You are the only Owner and are age 69 or younger on the Issue Date. You make no additional Purchase Payments.

•	The MAV on the ninth Contract Anniversary is $180,000.

•
You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the date of (but before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal. You take no other partial withdrawals.

•	The Contract Value on the tenth Contract Anniversary is $140,000.

NOTE: We calculate the 3% AIA and MAV only for Contracts with Enhanced GMDB. The M&E charges are higher for Contracts with Enhanced GMDB or Earnings Protection GMDB than for Contracts with Traditional GMDB. If the differences in these charges were reflected above, the Contract Values would be lower for Contracts with Enhanced GMDB or Earnings Protection GMDB than for Contracts with Traditional GMDB.

If you selected Traditional GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)	Contract Value………………………………………………………………………………………………………...	$140,000
2)	The Traditional GMDB value:
	Total Purchase Payments received…………………………………………………………………………………	$100,000
	Reduced proportionately by the percentage of Contract Value
	withdrawn: ($20,000 / $160,000) = 0.125 x $100,000 =…………………………………………………..	– 12,500
		$87,500
Therefore, the death benefit payable as of the tenth Contract Anniversary is the $140,000 Contract Value.

If you selected Enhanced GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)	Contract Value………………………………………………………………………………………………………...		$140,000.00
2)	The 3% AIA:
	Initial Purchase Payment………….…………………………………………………………………………………		$100,000.00
	Increased by 3% on the first Contract Aniversary……………………………………………………………..		x 1.03
			$103,000.00
	Increased by 3% on the second Contract Aniversary……….………………………………………………..		x 1.03
			106,090.00
	Increased by 3% on the third Contract Aniversary……………..……………………………………………..		x 1.03
			$109,272.70
	On the ninth Contract Anniversary the 3% AIA is……………………………………………………………..		$130,477.32
	Reduced proportionately by the percentage of Contract Value withdrawn:
	($20,000 / $160,000) = 0.125 x $130,477.32 =………………………………………………………...		– 16,309.66
			$114,167.66
	Increased by 3% on the tenth Contract Anniversary…………………………………………………………..		x 1.03
			$117,592.69
	Verifying that the 3% AIA is within the maximum limit:
	1.5 times Purchase Payments: 1.5 x $100,000 =………………………………………..	$150,000
	Reduced proportionately by the percentage of Contract Value withdrawn:
	($20,000 / $160,000) = 0.125 x $150,000 =…………………………………………..	– 18,750
		$131,250

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011
Appendix C

3)	The MAV:
	The MAV on the ninth Contract Anniversary……………………………………………………………………….	$180,000
	Reduced proportionately by the percentage of Contract Value withdrawn:
	($20,000 / $160,000) = 0.125 x $180,000 =………………………………………………………………..	– 22,500
		$157,500
Therefore, the death benefit payable as of the tenth Contract Anniversary is the $157,500 MAV.

If you selected Earnings Protection GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)	Contract Value………………………………………………………………………………………………………...		$140,000
2)	Total Payments:
	Total Purchase Payments received…………………………………………………………………………………		$100,000
	Less adjusted partial withdrawals calculated as (PW x DB) / CV:
	($20,000 x $160,000) / $160,000 = $20,000 x 1 =…………………………………………………………		– 20,000
			$80,000
3)	CV Plus:
	Contract Value………………………………………………………………………………………………………...		$140,000
	Plus 50% of the lesser of (a) or (b).
	(a) Contract Vaue minus total Purchase Payments: $140,000 – $100,000 =.………..	$40,000
	(b) Three times your total Purchase Payments received in the first two
	Contract Years: 3 x $100,000…………………………………………………………..	$300,000
	(a) is less than (b), so 50% of (a) = 0.50 x $40,000 =……………………………………………………..		+ 20,000
			$160,000
Therefore, the death benefit payable as of the tenth Contract Anniversary is the $160,000 CV Plus.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011
Appendix C

FOR SERVICE OR MORE INFORMATION

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC’s website. If you do not have access to the website, you can get copies of information from the website upon payment of a duplication fee by writing to:

Public Reference Section of the Commission

100 F Street, NE

Washington, DC 20549

You can contact us at:

Allianz Life Insurance Company of North America

5701 Golden Hills Drive

Minneapolis, MN 55416

(800) 624-0197

If you need service (such as changes in Contract information, information on Contract Values, requesting a withdrawal or transfer, changing your allocation instructions, etc.), please contact our Service Center:

Allianz Life Insurance Company of North America

P.O. Box 561

Minneapolis, MN 55440-0561

(800) 624-0197

If you are sending us a check for an additional Purchase Payment, please mail it to the following address as appropriate.

Checks for additional Purchase Payments
Regular Mail	Overnight, certified or registered mail
Allianz Life Insurance Company of North America	Wells Fargo LBX Services
NW 5989	NW 5989 Allianz
P.O. Box 1450	1350 Energy Lane, Suite 200
Minneapolis, MN 55485-5989	St. Paul, MN 55108-5254

NOTE: Checks for additional Purchase Payments you send to the wrong address are forwarded to the address listed above for overnight, certified or registered mail, which may delay processing.

The Valuemark® IV Variable Annuity Contract Prospectus – May 1, 2011

PART B – SAI
STATEMENT OF ADDITIONAL INFORMATION

VALUEMARK® IV

INDIVIDUAL FLEXIBLE PURCHASE PAYMENT

VARIABLE DEFERRED ANNUITY CONTRACT

ISSUED BY

ALLIANZ LIFE® VARIABLE ACCOUNT B (THE SEPARATE ACCOUNT)

AND

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA (ALLIANZ LIFE, WE , US, OUR)

MAY 1, 2011

This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract’s prospectus, call or write us at:

Allianz Life Insurance Company of North America

5701 Golden Hills Drive

Minneapolis, MN 55416

(800) 624-0197

TABLE OF CONTENTS

Allianz Life……………………………………………………...........	2
Experts………………………………………………………….…....…	2
Legal Opinions……………………………………………………….	2
Distributor……………………………………………………….……….	2
Reduction or Elimination of the Withdrawal Charge………………..	3
Federal Tax Status…………………………………………..….…..	3
General…………………………………………………………...…	3
Diversification…………………………………………….…......….	4
Owner Control………………………………………………..….	5
Contracts Owned by Non-Individuals……………………..…..	5
Income Tax Withholding………………………………..….......	5
Required Distributions…………………………………..………	5
Qualified Contracts……………………………………………...	6
Annuity Provisions…………………………………………….........	7
Annuity Units/Calculating Annuity Payments…………….….	7
Mortality and Expense Risk Guarantee………………………..….	7
Information on Original Contracts………………………….…..….	8
Financial Statements…………………………………..…..……….	10
Appendix – Condensed Financial Information…...……..………..	11

VM4SAI- 0511

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011

1

ALLIANZ LIFE

Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We are a subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities and individual life insurance.

Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

EXPERTS

The financial statements of Allianz Life Variable Account B as of and for the year or period ended December 31, 2010 (including the statements of changes in net assets for each of the years or periods in the two year period then ended and the financial highlights for each of the periods presented) and the consolidated financial statements and supplemental schedules of Allianz Life Insurance Company of North America as of December 31, 2010 and 2009 and for each of the years in the three-year period ended December 31, 2010, are included in Part C of the Registration Statement in reliance upon the report of KPMG LLP, independent registered public accounting firm, also included in Part C, and upon the authority of said firm as experts in accounting and auditing. The audit report covering the December 31, 2010 financial statements and supplemental schedules of Allianz Life Insurance Company of North America refers to a change in the method of evaluating other-than-temporary impairments of fixed maturity securities due to the adoption of accounting requirements issued by the Financial Statement Standards Board (FASB), as of January 1, 2009. The principal business address of KPMG LLP is 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, MN.

LEGAL OPINIONS

Stewart D. Gregg, Senior Securities Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR

Allianz Life Financial Services, LLC (Allianz Life Financial (previously USAllianz Investor Services, LLC)), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor. Allianz Life Financial does not sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the Securities Exchange Act of 1934 (selling firms) for the sale of the Contracts.

We pay commissions for sales of the Contracts. Allianz Life Financial passes through most of the commissions it receives to selling firms for their sales. Allianz Life Financial received sales compensation with respect to the Contracts issued under Allianz Life Variable Account B in the following amounts during the last three calendar years:

Calendar Year	Aggregate Amount of Commissions Paid to Allianz Life Financial	Aggregate Amount of Commissions Retained by Allianz Life Financial After Payments to Selling Firms
2008	$198,319,091.42	$0
2009	$169,464,504.26	$0
2010	$220,761,073.60	$0

We may fund Allianz Life Financial’s operating and other expenses including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. We also pay for Allianz Life Financial’s operating and other expenses, including overhead, legal and accounting fees.

As described above, Allianz Life Financial sells its Contracts primarily through “wholesaling,” in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 975 retail broker/dealers to sell its contracts. All of the broker/dealer firms except one are non-affiliated. As described in the prospectus, Allianz Life Financial may pay marketing support payments to certain of these firms for providing marketing support services in the sale of the contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 46 firms. These payments vary in amount. In 2010, the five firms receiving the largest payments, ranging from $484,593 to $3,290,452, are listed below. Marketing support payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011

2

Firm Name
Cetera Financial Group
LPL Financial Network
National Planning Holdings
The Advisor Group
Wells Fargo Network

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:

•	the size of the group;

•	the total amount of Purchase Payments expected to be received from the group;

•
the nature of the group for which the Contracts are purchased, and the persistency expected in that group (for example, the expectation that the Owners continue to hold the Contracts for a certain period of time);

•	the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses are reduced; and

•	any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.

None of these reductions are contractually guaranteed. We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family and the commission is waived. In no event is any reduction or elimination of the withdrawal charge permitted where the reduction or elimination is unfairly discriminatory to any person.

FEDERAL TAX STATUS

NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as “annuity contracts” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments. For a lump sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. A partial withdrawal results in tax on any gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any charges, and the Contract’s cash basis). Lump sum withdrawals, whether partial or full, may also be subject to a federal penalty tax equal to 10% of the taxable amount.

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011

3

For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (Treasury Department). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract before the receipt of Annuity Payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts, such as the Contract, meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the Investment Options underlying variable contracts such as the Contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these regulations, an Investment Option will be deemed adequately diversified if:

•	no more than 55% of the value of the total assets of the Investment Option is represented by any one investment;

•	no more than 70% of the value of the total assets of the Investment Option is represented by any two investments;

•	no more than 80% of the value of the total assets of the Investment Option is represented by any three investments; and

•	no more than 90% of the value of the total assets of the Investment Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, “each United States government agency or instrumentality shall be treated as a separate issuer.”

We intend that all Investment Options underlying the Contracts be managed by the investment advisers in such a manner as to comply with these diversification requirements.

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011

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Owner Control

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account, supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Contract.

Contracts Owned by Non-Individuals

Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts are taxed currently to the Owner if the Owner is a non-individual, for example, a corporation or certain other entities. Such Contracts generally are not treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for an individual or to Contracts held by qualified retirement plans. Purchasers should consult a tax adviser before purchasing a Contract to be owned by a non-individual.

Income Tax Withholding

All distributions or the portion thereof which is included in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:

•
a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or

•	distributions which are required minimum distributions; or

•	the portion of the distributions not included in gross income (for example, returns of after-tax contributions); or

•	hardship withdrawals.

Participants should consult a tax adviser regarding withholding requirements.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract is distributed in the event of the death of an owner. Specifically, with regard to this Contract, Section 72(s) requires that:

•
if any Owner dies on or after the Income Date, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract is distributed at least as rapidly as under the method of distribution being used as of the date of such Owner’s death; and

•	if any Owner dies before the Income Date, the entire interest in the Contract is distributed within five years after the date of such Owner’s death.

These requirements are considered satisfied as to any portion of an Owner’s interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner’s death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is a non-individual, then the death or change of an Annuitant is treated as the death of the Owner.

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011

5

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements.

Other rules may apply to Qualified Contracts.

Qualified Contracts

The Contract is designed to be used under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

General descriptions of the types of qualified plans with which the Contracts may be used can be found in the prospectus. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex.

Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, by law 20% of the taxable amount must be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information, see prospectus section 7, Taxes – Distributions – Qualified Contracts.

Pension and Profit-Sharing Plans. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees are not included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans.  For more information, see prospectus section 7, Taxes – Qualified Contracts.

Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011

6

ANNUITY PROVISIONS

We base Traditional Annuity Payments upon the following:

•	Whether you request fixed payments, variable payments, or a combination of both fixed and variable Traditional Annuity Payments.

•	The adjusted Contract Value on the Income Date.

•	The Annuity Option you select.

•	The age of the Annuitant and any joint Annuitant.

•	The sex of the Annuitant and any joint Annuitant where allowed.

We guarantee fixed Traditional Annuity Payments as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you request fixed Traditional Annuity Payments, the amount of adjusted Contract Value that you apply to fixed Annuity Payments is placed in our general account and does not participate in the investment experience of the Investment Options.

Variable payments are not predetermined as to dollar amount and vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Traditional Annuity Payments you elect to receive.

Annuity Units/Calculating Variable Annuity Payments

The first variable Traditional Annuity Payment is equal to the amount of adjusted Contract Value you are applying to variable Traditional Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for the Annuity Option you selected.

We then purchase a fixed number of Annuity Units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Traditional Annuity Payment among the subaccounts for your selected Investment Options according to your most recent allocation instructions. We then divide the amount in each subaccount by the Annuity Unit value for each subaccount on the Income Date.

We determine the Annuity Unit value on each Business Day as follows:

•	multiply the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and

•	divide by the assumed net investment factor for the current Business Day.

The assumed net investment factor for the current Business Day is one plus the annual AIR adjusted to reflect the number of calendar days that have elapsed since the immediately preceding Business Day. We allow an AIR of 5% based on your selection and applicable law.

Thereafter, the number of Annuity Units in each subaccount generally remains unchanged unless you make a transfer. However, the number of Annuity Units changes if Annuity Option 3 is in effect, one Annuitant dies, and the Owner requests Traditional Annuity Payments at 75% or 50% of the previous payment amount. All calculations appropriately reflect the payment frequency you selected.

The Traditional Annuity Payment on each subsequent payment date is equal to the sum of the Traditional Annuity Payments for each subaccount. We determine the Traditional Annuity Payment for each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount on the payment date.

MORTALITY AND EXPENSE RISK GUARANTEE

Allianz Life guarantees that the dollar amount of each Variable Annuity Payment after the first Annuity Payment not affected by variations in mortality and expense experience.

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INFORMATION ON ORIGINAL CONTRACTS

Original Contracts were first offered in February 1997 and were replaced by May 2003 Contracts that continued to be available until sales of Valuemark IV were discontinued in May 2007. Owners of Original Contracts can still make additional Purchase Payments and, therefore, we are including information on these Original Contracts in this SAI.

Original Contracts offered a choice of GMIB Option 1 and GMIB Option 2. Under GMIB Option 1, the GMIB value before the date of any Owner’s death is equal to the greater of A or B.

A.	Annual Increase Amount (AIA)

The AIA on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

On each Business Day other than a Contract Anniversary, the AIA is equal to:

•	its value on the immediately preceding Business Day,

•	plus any additional Purchase Payments received that day, and

•	minus each GMIB adjusted partial withdrawal (defined below) taken that day.

On each Contract Anniversary before the older Owner’s 81st birthday,* the AIA is equal to:

•	its value on the immediately preceding Business Day increased by 5%;

•	plus any additional Purchase Payments received that day, and

•	minus each GMIB adjusted partial withdrawals (as defined below) taken that day.

Beginning with the Contract Anniversary that occurs on or after the older Owner’s 81st birthday* we calculate the AIA in the same way that we do on each Business Day other than a Contract Anniversary.

*	76th birthday in Washington.

B.	The Six-Year Step Up

The Six-Year Step Up on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

On each Business Day other than a sixth year Contract Anniversary, the Six-Year Step Up is equal to:

•	its value on the immediately preceding Business Day,

•	plus any additional Purchase Payments received that day, and

•	minus each GMIB adjusted partial withdrawals (as defined below) taken that day.

On every sixth year Contract Anniversary (the 6th, 12th, 18th, 24th, etc.) before the older Owner’s 81st birthday,* the Six-Year Step Up is equal to:

•	the highest Contract Value that occurred on any sixth year Contract Anniversary,

•	plus subsequent additional Purchase Payments received on or after the Contract Anniversary on which the Six-Year Step Up occurred, and

•	minus each GMIB adjusted partial withdrawals (as defined below) taken on or after the Contract Anniversary on which the Six-Year Step Up occurred.

Beginning with the Contract Anniversary that occurs on or after the older Owner’s 81st birthday,* we calculate the Six-Year Step Up in the same way that we do on each Business Day other than a sixth year Contract Anniversary.

*	76th birthday in Washington.

Under GMIB Option 2, the GMIB value before the date of any Owner’s death is equal to the greater of:

•	the Maximum Anniversary Value (MAV) described below, or

•	total Purchase Payments received minus each GMIB adjusted partial withdrawal (as defined below) for each withdrawal taken.

Maximum Anniversary Value (MAV)

The MAV on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

On each Business Day other than a Contract Anniversary, the MAV is equal to:

•	its value on the immediately preceding Business Day,

•	plus any additional Purchase Payments received that day, and

•	minus each GMIB adjusted partial withdrawal (as defined below) taken that day.

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011

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On each Contract Anniversary before the older Owner’s 81st birthday*, the MAV is equal to:

•	the highest Contract Value that occurred on any Contract Anniversary,

•	plus subsequent additional Purchase Payments received on or after the Contract Anniversary on which the MAV occurred, and

•	minus each GMIB adjusted partial withdrawals (as defined below) taken on or after the Contract Anniversary on which the MAV occurred.

Beginning with the Contract Anniversary that occurs on or after the older Owner’s 81st birthday*, we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

*	76th birthday in Washington.

A GMIB adjusted partial withdrawal =	PW x GMIB
CV
PW         =     the amount of the partial withdrawal including any withdrawal charge.

GMIB	=	the greater of (a) Contract Value, or (b) the applicable GMIB value

(AIA, Six-Year Step Up, total Purchase Payments or MAV).

CV             =     the Contract Value on the date of (but before) the partial withdrawal.

The death benefit under Original Contracts differs based on whether or not the Contract has an enhanced death benefit (EDB) endorsement. For Original Contracts without an EDB endorsement, the death benefit is the Contract Value determined as of the end of the Business Day during which both due proof of death and an election of the death benefit payment option have been received at our Service Center.

Original Contracts with an EDB endorsement offered a choice of the following death benefit options: Death Benefit Option 1 (DB Option 1), Death Benefit Option 2 (DB Option 2), and the Earnings Protection GMDB.

Under DB Option 1, the amount of the death benefit is the greater of 1 or 2:

1.	The Contract Value determined as of the end of the Business Day during which due proof of death and an election of the death benefit payment option have been received at our Service Center.

2.	The GMDB value determined as of the end of the Business Day during which due proof of death and an election of the death benefit payment option have been received at our Service Center.

If any Owner was age 80 or older at Contract issue, the GMDB value is total Purchase Payments received minus any Contract Value withdrawn (including any withdrawal charge).

If all Owners were age 79 or younger at Contract issue, the GMDB value is equal to the greater of:

•	the AIA calculated as indicated above under GMIB Option 1, except that partial withdrawals (including any withdrawal charge) are deducted without adjustment; or

•	the Six-Year Step Up calculated as indicated above under GMIB Option 1, except that partial withdrawals (including any withdrawal charge) are deducted without adjustment.

Under DB Option 2, the amount of the death benefit is the greater of 1 or 2:

(1)	The Contract Value determined as of the end of the Business Day during which due proof of death and an election of the death benefit payment option have been received at our Service Center.

(2)	The GMDB value determined as of the end of the Business Day during which due proof of death and an election of the death benefit payment option have been received at our Service Center.

If any Owner was age 80 or older at Contract issue, the GMDB value is total Purchase Payments received minus any Contract Value withdrawn (including any withdrawal charge).

If all Owners were age 79 or younger at Contract issue, the GMDB value is equal to the greater of:

•	total Purchase Payments received minus any Contract Value withdrawn (including any withdrawal charge) ; or

•	the MAV calculated as indicated above under GMIB Option 2, except that partial withdrawals (including any withdrawal charge) are deducted without adjustment.

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011

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In addition, the “CV PLUS” portion of the Earnings Protection GMDB under Original Contracts is calculated as follows.

The CV PLUS

•	If all Owner’s were age 69 or younger on the Issue Date, 40% of the lesser of (a) or (b), or

•	If the older Owner is age 70 or older on the Issue Date, 25% of the lesser of (a) or (b), where

(a)
is the Contract Value determined as of the end of the Business Day during which both due proof of death and an election of the death benefit payment option have been received at our Service Center; and

(b)	is the total Purchase Payments.

For details on how the remaining portion of the Earnings Protection GMDB is calculated please see the Earnings Protection Guaranteed Minimum Death Benefit (Earnings Protection GMDB) in prospectus section 10, Death Benefit.

The charges for Original Contracts differ from the charges of the May 2003 Contracts as follows:

Separate Account Annual Expenses During the Accumulation Phase

(as a percentage of average daily assets invested in a subaccount on an annual basis)

	Original Contracts without a GMIB			Original Contracts with a GMIB
	M&E Charge	Admin. Charge	Total	M&E Charge	Admin. Charge	Total
Earnings Protection GMDB	1.44%	0.15%	1.59%	1.74%	0.15%	1.89%
All other death benefits	1.34%	0.15%	1.49%	1.64%	0.15%	1.79%
During the Annuity Phase, if you request variable Annuity Payments, the total Separate Account annual expenses are equal on an annual basis to 1.40%. The expense is reduced because we do not pay a death benefit separate from the benefits provided by the annuity option if the Annuitant dies during the Annuity Phase.

In addition, we waive the contract maintenance charge of $30 for Original Contracts in South Carolina after the 20th Contract Anniversary.

For more details on the other charges of Original Contracts please see the Fee Tables or section 6, Expenses in the prospectus.

FINANCIAL STATEMENTS

The audited consolidated financial statements of Allianz Life as of and for the year ended December 31, 2010 are included in Part C of the Registration Statement and are incorporated herein by reference. The financial statements should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2010 are also included in Part C of the Registration Statement and are incorporated herein by reference.

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011

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APPENDIX – CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are included in Part C of the Registration Statement.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for Contracts is found in Appendix A to the prospectus. AUV information listing the additional combination of charges is found below.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in Part C of the Registration Statement.

Key to Benefit Option*		Separate Account Annual Expenses
VMIV 1	Allianz Valuemark IV – Original Contract without the EDB endorsement or a GMIB; and Original Contracts with DB Option 1 or DB Option 2 and no GMIB	1.49%
VMIV 2	Allianz Valuemark IV – Original Contract with a GMIB and no EDB endorsement; and Original Contracts with DB Option 1or DB Option 2 and a GMIB	1.79%
VMIV 3	Allianz Valuemark IV – Original Contract with the Earnings Protection GMDB and no GMIB	1.59%
VMIV 4	Allianz Valuemark IV – Original Contract with the Earnings Protection GMDB and a GMIB	1.89%
VMIV 6	Allianz Valuemark IV – Contract with the Enhanced GMDB and no GMIB	2.05%
VMIV 7	Allianz Valuemark IV – Contract with the Earnings Protection GMDB and no GMIB	2.05%
VMIV 8	Allianz Valuemark IV – Contract with the Traditional GMDB and the Traditonal GMIB	1.90%
VMIV 9	Allianz Valuemark IV – Contract with the Enhanced GMDB and the Traditional GMIB	2.15%

(Number of Accumulation Units in thousands)
Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Allianz AGIC Opportunity Fund
VMIV 1  1.49%
                      12/31/2002              N/A              8.009 8
                      12/31/2003              8.009              12.786 89
                      12/31/2004              12.786              13.574 39
                      12/31/2005              13.574              14.053 24
                      12/31/2006              14.053              15.463 28
                      12/31/2007              15.463              16.587 29
                      12/31/2008              16.587              8.635 13
                      12/31/2009              8.635              13.451 25
                      12/31/2010              13.451              15.742 19
VMIV 2  1.79%
                      12/31/2002              N/A              7.993 1
                      12/31/2003              7.993              12.722 18
                      12/31/2004              12.722              13.466 19
                      12/31/2005              13.466              13.899 21
                      12/31/2006              13.899              15.248 22
                      12/31/2007              15.248              16.307 22
                      12/31/2008              16.307              8.464 22
                      12/31/2009              8.464              13.145 19
                      12/31/2010              13.145              15.337 10

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 3  1.59%
                      12/31/2002              N/A              8.004 0
                      12/31/2003              8.004              12.765 0
                      12/31/2004              12.765              13.538 0
                      12/31/2005              13.538              14.002 0
                      12/31/2006              14.002              15.391 0
                      12/31/2007              15.391              16.493 0
                      12/31/2008              16.493              8.578 0
                      12/31/2009              8.578              13.348 0
                      12/31/2010              13.348              15.606 0
VMIV 4  1.89%
                      12/31/2002              N/A              7.988 0
                      12/31/2003              7.988              12.701 1
                      12/31/2004              12.701              13.430 1
                      12/31/2005              13.430              13.849 1
                      12/31/2006              13.849              15.177 1
                      12/31/2007              15.177              16.215 1
                      12/31/2008              16.215              8.408 1
                      12/31/2009              8.408              13.044 1
                      12/31/2010              13.044              15.205 1

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011
Appendix

11

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 6  2.05%
                      12/31/2003              N/A              12.667 1
                      12/31/2004              12.667              13.373 2
                      12/31/2005              13.373              13.767 2
                      12/31/2006              13.767              15.064 2
                      12/31/2007              15.064              16.068 2
                      12/31/2008              16.068              8.319 1
                      12/31/2009              8.319              12.885 3
                      12/31/2010              12.885              14.995 1
VMIV 7  2.05%
                      12/31/2003              N/A              12.667 0
                      12/31/2004              12.667              13.373 0
                      12/31/2005              13.373              13.767 0
                      12/31/2006              13.767              15.064 0
                      12/31/2007              15.064              16.068 0
                      12/31/2008              16.068              8.319 0
                      12/31/2009              8.319              12.885 0
                      12/31/2010              12.885              14.995 0
VMIV 8  1.90%
                      12/31/2003              N/A              12.699 2
                      12/31/2004              12.699              13.426 4
                      12/31/2005              13.426              13.843 5
                      12/31/2006              13.843              15.170 5
                      12/31/2007              15.170              16.205 5
                      12/31/2008              16.205              8.402 4
                      12/31/2009              8.402              13.034 5
                      12/31/2010              13.034              15.191 3
VMIV 9  2.15%
                      12/31/2003              N/A              12.646 2
                      12/31/2004              12.646              13.337 5
                      12/31/2005              13.337              13.717 5
                      12/31/2006              13.717              14.994 5
                      12/31/2007              14.994              15.977 6
                      12/31/2008              15.977              8.263 5
                      12/31/2009              8.263              12.787 4
                      12/31/2010              12.787              14.865 3
AZL Balanced Index Strategy Fund
VMIV 1  1.49%
                      12/31/2009              N/A              10.033 29
                      12/31/2010              10.033              10.922 32
VMIV 2  1.79%
                      12/31/2009              N/A              10.027 1
                      12/31/2010              10.027              10.883 7
VMIV 3  1.59%
                      12/31/2009              N/A              10.031 0
                      12/31/2010              10.031              10.909 0
VMIV 4  1.89%
                      12/31/2009              N/A              10.025 1
                      12/31/2010              10.025              10.870 1
VMIV 6  2.05%
                      12/31/2009              N/A              10.022 0
                      12/31/2010              10.022              10.850 0
VMIV 7  2.05%
                      12/31/2009              N/A              10.022 0
                      12/31/2010              10.022              10.850 0

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 8  1.90%
                      12/31/2009              N/A              10.025 0
                      12/31/2010              10.025              10.869 0
VMIV 9  2.15%
                      12/31/2009              N/A              10.020 0
                      12/31/2010              10.020              10.837 0
AZL BlackRock Capital Appreciation Fund
VMIV 1  1.49%
                      12/31/2005              N/A              11.960 22
                      12/31/2006              11.960              11.969 17
                      12/31/2007              11.969              13.078 38
                      12/31/2008              13.078              8.198 39
                      12/31/2009              8.198              10.941 238
                      12/31/2010              10.941              12.848 221
VMIV 2  1.79%
                      12/31/2005              N/A              11.936 3
                      12/31/2006              11.936              11.909 17
                      12/31/2007              11.909              12.974 9
                      12/31/2008              12.974              8.108 9
                      12/31/2009              8.108              10.788 38
                      12/31/2010              10.788              12.631 36
VMIV 3  1.59%
                      12/31/2005              N/A              11.952 0
                      12/31/2006              11.952              11.949 0
                      12/31/2007              11.949              13.043 0
                      12/31/2008              13.043              8.168 0
                      12/31/2009              8.168              10.890 0
                      12/31/2010              10.890              12.776 1
VMIV 4  1.89%
                      12/31/2005              N/A              11.928 0
                      12/31/2006              11.928              11.889 0
                      12/31/2007              11.889              12.939 0
                      12/31/2008              12.939              8.079 0
                      12/31/2009              8.079              10.738 5
                      12/31/2010              10.738              12.560 5
VMIV 6  2.05%
                      12/31/2005              N/A              11.915 0
                      12/31/2006              11.915              11.857 0
                      12/31/2007              11.857              12.884 0
                      12/31/2008              12.884              8.031 0
                      12/31/2009              8.031              10.658 0
                      12/31/2010              10.658              12.446 3
VMIV 7  2.05%
                      12/31/2005              N/A              11.915 0
                      12/31/2006              11.915              11.857 0
                      12/31/2007              11.857              12.884 0
                      12/31/2008              12.884              8.031 0
                      12/31/2009              8.031              10.658 0
                      12/31/2010              10.658              12.446 0
VMIV 8  1.90%
                      12/31/2005              N/A              11.927 0
                      12/31/2006              11.927              11.887 0
                      12/31/2007              11.887              12.936 0
                      12/31/2008              12.936              8.076 0
                      12/31/2009              8.076              10.733 4
                      12/31/2010              10.733              12.553 4

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011
Appendix

12

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 9  2.15%
                      12/31/2005              N/A              11.907 1
                      12/31/2006              11.907              11.838 1
                      12/31/2007              11.838              12.850 1
                      12/31/2008              12.850              8.002 1
                      12/31/2009              8.002              10.608 8
                      12/31/2010              10.608              12.376 7
AZL Columbia Mid Cap Value Fund
VMIV 1  1.49%
                      12/31/2006              N/A              10.071 4
                      12/31/2007              10.071              10.303 11
                      12/31/2008              10.303              4.857 14
                      12/31/2009              4.857              6.331 22
                      12/31/2010              6.331              7.651 30
VMIV 2  1.79%
                      12/31/2006              N/A              10.050 0
                      12/31/2007              10.050              10.252 7
                      12/31/2008              10.252              4.818 9
                      12/31/2009              4.818              6.262 10
                      12/31/2010              6.262              7.544 10
VMIV 3  1.59%
                      12/31/2006              N/A              10.064 0
                      12/31/2007              10.064              10.286 0
                      12/31/2008              10.286              4.844 0
                      12/31/2009              4.844              6.308 0
                      12/31/2010              6.308              7.615 0
VMIV 4  1.89%
                      12/31/2006              N/A              10.044 0
                      12/31/2007              10.044              10.234 0
                      12/31/2008              10.234              4.805 0
                      12/31/2009              4.805              6.239 0
                      12/31/2010              6.239              7.509 0
VMIV 6  2.05%
                      12/31/2006              N/A              10.033 0
                      12/31/2007              10.033              10.207 0
                      12/31/2008              10.207              4.785 0
                      12/31/2009              4.785              6.202 0
                      12/31/2010              6.202              7.453 0
VMIV 7  2.05%
                      12/31/2006              N/A              10.033 0
                      12/31/2007              10.033              10.207 0
                      12/31/2008              10.207              4.785 0
                      12/31/2009              4.785              6.202 0
                      12/31/2010              6.202              7.453 0
VMIV 8  1.90%
                      12/31/2006              N/A              10.043 0
                      12/31/2007              10.043              10.233 0
                      12/31/2008              10.233              4.804 0
                      12/31/2009              4.804              6.236 0
                      12/31/2010              6.236              7.505 1
VMIV 9  2.15%
                      12/31/2006              N/A              10.026 1
                      12/31/2007              10.026              10.190 0
                      12/31/2008              10.190              4.772 0
                      12/31/2009              4.772              6.179 0
                      12/31/2010              6.179              7.418 1

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Columbia Small Cap Value Fund
VMIV 1  1.49%
                      12/31/2004              N/A              12.050 8
                      12/31/2005              12.050              12.275 20
                      12/31/2006              12.275              13.715 25
                      12/31/2007              13.715              12.398 23
                      12/31/2008              12.398              8.295 15
                      12/31/2009              8.295              10.190 10
                      12/31/2010              10.190              12.643 17
VMIV 2  1.79%
                      12/31/2004              N/A              12.026 2
                      12/31/2005              12.026              12.214 2
                      12/31/2006              12.214              13.606 4
                      12/31/2007              13.606              12.263 3
                      12/31/2008              12.263              8.180 3
                      12/31/2009              8.180              10.018 7
                      12/31/2010              10.018              12.392 5
VMIV 3  1.59%
                      12/31/2004              N/A              12.042 0
                      12/31/2005              12.042              12.255 0
                      12/31/2006              12.255              13.679 0
                      12/31/2007              13.679              12.353 0
                      12/31/2008              12.353              8.256 0
                      12/31/2009              8.256              10.133 0
                      12/31/2010              10.133              12.559 0
VMIV 4  1.89%
                      12/31/2004              N/A              12.018 0
                      12/31/2005              12.018              12.194 0
                      12/31/2006              12.194              13.570 0
                      12/31/2007              13.570              12.218 0
                      12/31/2008              12.218              8.141 0
                      12/31/2009              8.141              9.962 0
                      12/31/2010              9.962              12.310 0
VMIV 6  2.05%
                      12/31/2004              N/A              12.005 0
                      12/31/2005              12.005              12.161 0
                      12/31/2006              12.161              13.512 0
                      12/31/2007              13.512              12.146 0
                      12/31/2008              12.146              8.081 0
                      12/31/2009              8.081              9.872 0
                      12/31/2010              9.872              12.179 0
VMIV 7  2.05%
                      12/31/2004              N/A              12.005 0
                      12/31/2005              12.005              12.161 0
                      12/31/2006              12.161              13.512 0
                      12/31/2007              13.512              12.146 0
                      12/31/2008              12.146              8.081 0
                      12/31/2009              8.081              9.872 0
                      12/31/2010              9.872              12.179 0
VMIV 8  1.90%
                      12/31/2004              N/A              12.017 1
                      12/31/2005              12.017              12.192 1
                      12/31/2006              12.192              13.566 1
                      12/31/2007              13.566              12.213 1
                      12/31/2008              12.213              8.138 1
                      12/31/2009              8.138              9.956 1
                      12/31/2010              9.956              12.302 1

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011
Appendix

13

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 9  2.15%
                      12/31/2004              N/A              11.997 2
                      12/31/2005              11.997              12.141 2
                      12/31/2006              12.141              13.476 1
                      12/31/2007              13.476              12.101 1
                      12/31/2008              12.101              8.043 1
                      12/31/2009              8.043              9.816 1
                      12/31/2010              9.816              12.098 1
AZL Davis NY Venture Fund
VMIV 1  1.49%
                      12/31/2001              N/A              10.441 80
                      12/31/2002              10.441              7.800 192
                      12/31/2003              7.800              9.946 210
                      12/31/2004              9.946              10.833 259
                      12/31/2005              10.833              11.706 311
                      12/31/2006              11.706              13.138 334
                      12/31/2007              13.138              13.480 319
                      12/31/2008              13.480              7.901 440
                      12/31/2009              7.901              10.262 393
                      12/31/2010              10.262              11.328 358
VMIV 2  1.79%
                      12/31/2001              N/A              10.436 0
                      12/31/2002              10.436              7.773 7
                      12/31/2003              7.773              9.881 19
                      12/31/2004              9.881              10.730 20
                      12/31/2005              10.730              11.561 37
                      12/31/2006              11.561              12.936 45
                      12/31/2007              12.936              13.233 59
                      12/31/2008              13.233              7.733 97
                      12/31/2009              7.733              10.014 68
                      12/31/2010              10.014              11.021 52
VMIV 3  1.59%
                      12/31/2001              N/A              10.440 0
                      12/31/2002              10.440              7.791 2
                      12/31/2003              7.791              9.924 2
                      12/31/2004              9.924              10.798 2
                      12/31/2005              10.798              11.658 2
                      12/31/2006              11.658              13.070 2
                      12/31/2007              13.070              13.397 0
                      12/31/2008              13.397              7.845 0
                      12/31/2009              7.845              10.179 0
                      12/31/2010              10.179              11.225 1
VMIV 4  1.89%
                      12/31/2001              N/A              10.435 0
                      12/31/2002              10.435              7.764 10
                      12/31/2003              7.764              9.860 9
                      12/31/2004              9.860              10.696 11
                      12/31/2005              10.696              11.513 11
                      12/31/2006              11.513              12.870 11
                      12/31/2007              12.870              13.151 11
                      12/31/2008              13.151              7.678 25
                      12/31/2009              7.678              9.932 21
                      12/31/2010              9.932              10.920 17

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 6  2.05%
                      12/31/2003              N/A              9.826 1
                      12/31/2004              9.826              10.642 7
                      12/31/2005              10.642              11.437 7
                      12/31/2006              11.437              12.764 2
                      12/31/2007              12.764              13.022 2
                      12/31/2008              13.022              7.590 6
                      12/31/2009              7.590              9.803 3
                      12/31/2010              9.803              10.761 3
VMIV 7  2.05%
                      12/31/2003              N/A              9.826 0
                      12/31/2004              9.826              10.642 0
                      12/31/2005              10.642              11.437 0
                      12/31/2006              11.437              12.764 0
                      12/31/2007              12.764              13.022 0
                      12/31/2008              13.022              7.590 0
                      12/31/2009              7.590              9.803 0
                      12/31/2010              9.803              10.761 0
VMIV 8  1.90%
                      12/31/2003              N/A              9.858 0
                      12/31/2004              9.858              10.693 1
                      12/31/2005              10.693              11.508 1
                      12/31/2006              11.508              12.863 1
                      12/31/2007              12.863              13.143 6
                      12/31/2008              13.143              7.672 7
                      12/31/2009              7.672              9.924 5
                      12/31/2010              9.924              10.910 5
VMIV 9  2.15%
                      12/31/2003              N/A              9.805 2
                      12/31/2004              9.805              10.609 3
                      12/31/2005              10.609              11.389 3
                      12/31/2006              11.389              12.698 5
                      12/31/2007              12.698              12.942 6
                      12/31/2008              12.942              7.536 13
                      12/31/2009              7.536              9.724 11
                      12/31/2010              9.724              10.663 10
AZL Dreyfus Equity Growth Fund
VMIV 1  1.49%
                      12/31/2001              N/A              10.525 51
                      12/31/2002              10.525              7.185 117
                      12/31/2003              7.185              8.796 152
                      12/31/2004              8.796              9.334 108
                      12/31/2005              9.334              9.616 91
                      12/31/2006              9.616              10.699 91
                      12/31/2007              10.699              11.462 217
                      12/31/2008              11.462              6.591 116
                      12/31/2009              6.591              8.751 98
                      12/31/2010              8.751              10.598 105

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011
Appendix

14

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 2  1.79%
                      12/31/2001              N/A              10.520 0
                      12/31/2002              10.520              7.160 35
                      12/31/2003              7.160              8.739 63
                      12/31/2004              8.739              9.246 66
                      12/31/2005              9.246              9.496 54
                      12/31/2006              9.496              10.534 50
                      12/31/2007              10.534              11.252 103
                      12/31/2008              11.252              6.451 98
                      12/31/2009              6.451              8.539 85
                      12/31/2010              8.539              10.310 62
VMIV 3  1.59%
                      12/31/2001              N/A              10.523 0
                      12/31/2002              10.523              7.177 0
                      12/31/2003              7.177              8.777 0
                      12/31/2004              8.777              9.304 0
                      12/31/2005              9.304              9.576 0
                      12/31/2006              9.576              10.644 0
                      12/31/2007              10.644              11.392 0
                      12/31/2008              11.392              6.544 0
                      12/31/2009              6.544              8.680 1
                      12/31/2010              8.680              10.501 0
VMIV 4  1.89%
                      12/31/2001              N/A              10.518 0
                      12/31/2002              10.518              7.152 6
                      12/31/2003              7.152              8.720 6
                      12/31/2004              8.720              9.217 6
                      12/31/2005              9.217              9.457 7
                      12/31/2006              9.457              10.480 6
                      12/31/2007              10.480              11.183 16
                      12/31/2008              11.183              6.405 15
                      12/31/2009              6.405              8.470 11
                      12/31/2010              8.470              10.216 9
VMIV 6  2.05%
                      12/31/2003              N/A              8.690 0
                      12/31/2004              8.690              9.170 11
                      12/31/2005              9.170              9.394 11
                      12/31/2006              9.394              10.394 6
                      12/31/2007              10.394              11.073 9
                      12/31/2008              11.073              6.332 8
                      12/31/2009              6.332              8.360 6
                      12/31/2010              8.360              10.068 5
VMIV 7  2.05%
                      12/31/2003              N/A              8.690 0
                      12/31/2004              8.690              9.170 0
                      12/31/2005              9.170              9.394 0
                      12/31/2006              9.394              10.394 0
                      12/31/2007              10.394              11.073 0
                      12/31/2008              11.073              6.332 0
                      12/31/2009              6.332              8.360 0
                      12/31/2010              8.360              10.068 0

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 8  1.90%
                      12/31/2003              N/A              8.718 2
                      12/31/2004              8.718              9.214 3
                      12/31/2005              9.214              9.453 4
                      12/31/2006              9.453              10.475 3
                      12/31/2007              10.475              11.176 8
                      12/31/2008              11.176              6.400 7
                      12/31/2009              6.400              8.463 6
                      12/31/2010              8.463              10.207 8
VMIV 9  2.15%
                      12/31/2003              N/A              8.671 2
                      12/31/2004              8.671              9.141 2
                      12/31/2005              9.141              9.355 3
                      12/31/2006              9.355              10.341 2
                      12/31/2007              10.341              11.005 8
                      12/31/2008              11.005              6.287 7
                      12/31/2009              6.287              8.292 6
                      12/31/2010              8.292              9.976 6
AZL Eaton Vance Large Cap Value Fund
VMIV 1  1.49%
                      12/31/2001              N/A              9.343 254
                      12/31/2002              9.343              7.376 470
                      12/31/2003              7.376              9.485 524
                      12/31/2004              9.485              10.944 534
                      12/31/2005              10.944              11.206 475
                      12/31/2006              11.206              12.781 430
                      12/31/2007              12.781              12.312 445
                      12/31/2008              12.312              7.740 326
                      12/31/2009              7.740              9.649 275
                      12/31/2010              9.649              10.440 229
VMIV 2  1.79%
                      12/31/2001              N/A              9.325 0
                      12/31/2002              9.325              7.339 122
                      12/31/2003              7.339              9.410 186
                      12/31/2004              9.410              10.824 199
                      12/31/2005              10.824              11.050 187
                      12/31/2006              11.050              12.565 190
                      12/31/2007              12.565              12.067 183
                      12/31/2008              12.067              7.564 134
                      12/31/2009              7.564              9.401 103
                      12/31/2010              9.401              10.141 72
VMIV 3  1.59%
                      12/31/2001              N/A              9.337 0
                      12/31/2002              9.337              7.363 1
                      12/31/2003              7.363              9.460 1
                      12/31/2004              9.460              10.904 0
                      12/31/2005              10.904              11.154 0
                      12/31/2006              11.154              12.709 0
                      12/31/2007              12.709              12.230 0
                      12/31/2008              12.230              7.681 0
                      12/31/2009              7.681              9.565 3
                      12/31/2010              9.565              10.340 3

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011
Appendix

15

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 4  1.89%
                      12/31/2001              N/A              9.318 0
                      12/31/2002              9.318              7.327 38
                      12/31/2003              7.327              9.384 36
                      12/31/2004              9.384              10.784 32
                      12/31/2005              10.784              10.998 31
                      12/31/2006              10.998              12.494 21
                      12/31/2007              12.494              11.987 12
                      12/31/2008              11.987              7.506 15
                      12/31/2009              7.506              9.320 7
                      12/31/2010              9.320              10.044 8
VMIV 6  2.05%
                      12/31/2003              N/A              9.344 6
                      12/31/2004              9.344              10.721 5
                      12/31/2005              10.721              10.916 5
                      12/31/2006              10.916              12.382 5
                      12/31/2007              12.382              11.860 7
                      12/31/2008              11.860              7.414 6
                      12/31/2009              7.414              9.191 3
                      12/31/2010              9.191              9.889 4
VMIV 7  2.05%
                      12/31/2003              N/A              9.344 0
                      12/31/2004              9.344              10.721 0
                      12/31/2005              10.721              10.916 0
                      12/31/2006              10.916              12.382 0
                      12/31/2007              12.382              11.860 0
                      12/31/2008              11.860              7.414 0
                      12/31/2009              7.414              9.191 0
                      12/31/2010              9.191              9.889 0
VMIV 8  1.90%
                      12/31/2003              N/A              9.382 2
                      12/31/2004              9.382              10.781 3
                      12/31/2005              10.781              10.993 4
                      12/31/2006              10.993              12.487 4
                      12/31/2007              12.487              11.979 6
                      12/31/2008              11.979              7.500 5
                      12/31/2009              7.500              9.312 4
                      12/31/2010              9.312              10.034 3
VMIV 9  2.15%
                      12/31/2003              N/A              9.320 2
                      12/31/2004              9.320              10.682 4
                      12/31/2005              10.682              10.866 6
                      12/31/2006              10.866              12.312 6
                      12/31/2007              12.312              11.781 11
                      12/31/2008              11.781              7.358 10
                      12/31/2009              7.358              9.112 9
                      12/31/2010              9.112              9.794 9
AZL Franklin Small Cap Value Fund
VMIV 1  1.49%
                      12/31/2003              N/A              12.710 26
                      12/31/2004              12.710              15.413 58
                      12/31/2005              15.413              16.254 94
                      12/31/2006              16.254              18.483 105
                      12/31/2007              18.483              17.412 84
                      12/31/2008              17.412              11.368 79
                      12/31/2009              11.368              14.628 82
                      12/31/2010              14.628              18.319 66

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 2  1.79%
                      12/31/2003              N/A              12.684 1
                      12/31/2004              12.684              15.336 4
                      12/31/2005              15.336              16.124 12
                      12/31/2006              16.124              18.280 20
                      12/31/2007              18.280              17.170 16
                      12/31/2008              17.170              11.176 18
                      12/31/2009              11.176              14.338 12
                      12/31/2010              14.338              17.901 14
VMIV 3  1.59%
                      12/31/2003              N/A              12.701 0
                      12/31/2004              12.701              15.388 0
                      12/31/2005              15.388              16.211 0
                      12/31/2006              16.211              18.415 1
                      12/31/2007              18.415              17.331 1
                      12/31/2008              17.331              11.303 1
                      12/31/2009              11.303              14.531 2
                      12/31/2010              14.531              18.178 2
VMIV 4  1.89%
                      12/31/2003              N/A              12.676 0
                      12/31/2004              12.676              15.311 0
                      12/31/2005              15.311              16.081 0
                      12/31/2006              16.081              18.213 0
                      12/31/2007              18.213              17.089 2
                      12/31/2008              17.089              11.112 3
                      12/31/2009              11.112              14.243 2
                      12/31/2010              14.243              17.765 0
VMIV 6  2.05%
                      12/31/2003              N/A              12.662 1
                      12/31/2004              12.662              15.270 0
                      12/31/2005              15.270              16.013 0
                      12/31/2006              16.013              18.107 0
                      12/31/2007              18.107              16.962 1
                      12/31/2008              16.962              11.012 1
                      12/31/2009              11.012              14.091 0
                      12/31/2010              14.091              17.548 0
VMIV 7  2.05%
                      12/31/2003              N/A              12.662 0
                      12/31/2004              12.662              15.270 0
                      12/31/2005              15.270              16.013 0
                      12/31/2006              16.013              18.107 0
                      12/31/2007              18.107              16.962 0
                      12/31/2008              16.962              11.012 0
                      12/31/2009              11.012              14.091 0
                      12/31/2010              14.091              17.548 0
VMIV 8  1.90%
                      12/31/2003              N/A              12.675 1
                      12/31/2004              12.675              15.308 3
                      12/31/2005              15.308              16.077 3
                      12/31/2006              16.077              18.207 4
                      12/31/2007              18.207              17.081 3
                      12/31/2008              17.081              11.106 3
                      12/31/2009              11.106              14.233 3
                      12/31/2010              14.233              17.751 3

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011
Appendix

16

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 9  2.15%
                      12/31/2003              N/A              12.654 0
                      12/31/2004              12.654              15.244 2
                      12/31/2005              15.244              15.970 3
                      12/31/2006              15.970              18.041 4
                      12/31/2007              18.041              16.883 4
                      12/31/2008              16.883              10.950 3
                      12/31/2009              10.950              13.998 3
                      12/31/2010              13.998              17.413 3
AZL Fusion Balanced Fund
VMIV 1  1.49%
                      12/31/2005              N/A              10.623 152
                      12/31/2006              10.623              11.460 98
                      12/31/2007              11.460              12.092 155
                      12/31/2008              12.092              8.644 173
                      12/31/2009              8.644              10.790 237
                      12/31/2010              10.790              11.808 268
VMIV 2  1.79%
                      12/31/2005              N/A              10.602 0
                      12/31/2006              10.602              11.402 1
                      12/31/2007              11.402              11.996 3
                      12/31/2008              11.996              8.549 43
                      12/31/2009              8.549              10.640 85
                      12/31/2010              10.640              11.608 71
VMIV 3  1.59%
                      12/31/2005              N/A              10.616 0
                      12/31/2006              10.616              11.440 0
                      12/31/2007              11.440              12.060 0
                      12/31/2008              12.060              8.612 0
                      12/31/2009              8.612              10.740 0
                      12/31/2010              10.740              11.741 0
VMIV 4  1.89%
                      12/31/2005              N/A              10.595 0
                      12/31/2006              10.595              11.383 0
                      12/31/2007              11.383              11.964 0
                      12/31/2008              11.964              8.517 0
                      12/31/2009              8.517              10.590 11
                      12/31/2010              10.590              11.543 11
VMIV 6  2.05%
                      12/31/2005              N/A              10.583 0
                      12/31/2006              10.583              11.353 0
                      12/31/2007              11.353              11.913 0
                      12/31/2008              11.913              8.467 0
                      12/31/2009              8.467              10.512 0
                      12/31/2010              10.512              11.438 0
VMIV 7  2.05%
                      12/31/2005              N/A              10.583 0
                      12/31/2006              10.583              11.353 0
                      12/31/2007              11.353              11.913 0
                      12/31/2008              11.913              8.467 0
                      12/31/2009              8.467              10.512 0
                      12/31/2010              10.512              11.438 0

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 8  1.90%
                      12/31/2005              N/A              10.594 12
                      12/31/2006              10.594              11.381 3
                      12/31/2007              11.381              11.960 3
                      12/31/2008              11.960              8.514 3
                      12/31/2009              8.514              10.586 3
                      12/31/2010              10.586              11.536 2
VMIV 9  2.15%
                      12/31/2005              N/A              10.576 1
                      12/31/2006              10.576              11.334 1
                      12/31/2007              11.334              11.881 2
                      12/31/2008              11.881              8.436 5
                      12/31/2009              8.436              10.462 4
                      12/31/2010              10.462              11.374 2
AZL Fusion Growth Fund
VMIV 1  1.49%
                      12/31/2005              N/A              11.098 28
                      12/31/2006              11.098              12.269 51
                      12/31/2007              12.269              12.782 57
                      12/31/2008              12.782              7.689 41
                      12/31/2009              7.689              10.015 70
                      12/31/2010              10.015              11.140 86
VMIV 2  1.79%
                      12/31/2005              N/A              11.076 17
                      12/31/2006              11.076              12.208 15
                      12/31/2007              12.208              12.680 19
                      12/31/2008              12.680              7.605 21
                      12/31/2009              7.605              9.875 20
                      12/31/2010              9.875              10.952 18
VMIV 3  1.59%
                      12/31/2005              N/A              11.091 0
                      12/31/2006              11.091              12.249 0
                      12/31/2007              12.249              12.748 0
                      12/31/2008              12.748              7.661 0
                      12/31/2009              7.661              9.968 0
                      12/31/2010              9.968              11.077 0
VMIV 4  1.89%
                      12/31/2005              N/A              11.069 1
                      12/31/2006              11.069              12.188 1
                      12/31/2007              12.188              12.646 2
                      12/31/2008              12.646              7.577 2
                      12/31/2009              7.577              9.829 2
                      12/31/2010              9.829              10.890 2
VMIV 6  2.05%
                      12/31/2005              N/A              11.057 2
                      12/31/2006              11.057              12.155 0
                      12/31/2007              12.155              12.592 0
                      12/31/2008              12.592              7.533 1
                      12/31/2009              7.533              9.756 1
                      12/31/2010              9.756              10.791 0

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011
Appendix

17

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 7  2.05%
                      12/31/2005              N/A              11.057 0
                      12/31/2006              11.057              12.155 0
                      12/31/2007              12.155              12.592 0
                      12/31/2008              12.592              7.533 0
                      12/31/2009              7.533              9.756 0
                      12/31/2010              9.756              10.791 0
VMIV 8  1.90%
                      12/31/2005              N/A              11.068 15
                      12/31/2006              11.068              12.186 20
                      12/31/2007              12.186              12.643 22
                      12/31/2008              12.643              7.574 20
                      12/31/2009              7.574              9.825 16
                      12/31/2010              9.825              10.884 8
VMIV 9  2.15%
                      12/31/2005              N/A              11.049 7
                      12/31/2006              11.049              12.135 7
                      12/31/2007              12.135              12.559 7
                      12/31/2008              12.559              7.505 4
                      12/31/2009              7.505              9.710 3
                      12/31/2010              9.710              10.730 3
AZL Fusion Moderate Fund

VMIV 1  1.49%
                      12/31/2005              N/A              10.801 151
                      12/31/2006              10.801              11.782 99
                      12/31/2007              11.782              12.366 89
                      12/31/2008              12.366              8.192 165
                      12/31/2009              8.192              10.446 96
                      12/31/2010              10.446              11.500 87
VMIV 2  1.79%
                      12/31/2005              N/A              10.780 4
                      12/31/2006              10.780              11.723 6
                      12/31/2007              11.723              12.267 9
                      12/31/2008              12.267              8.102 10
                      12/31/2009              8.102              10.300 8
                      12/31/2010              10.300              11.306 8
VMIV 3  1.59%
                      12/31/2005              N/A              10.794 0
                      12/31/2006              10.794              11.762 0
                      12/31/2007              11.762              12.333 0
                      12/31/2008              12.333              8.162 0
                      12/31/2009              8.162              10.397 0
                      12/31/2010              10.397              11.435 0
VMIV 4  1.89%
                      12/31/2005              N/A              10.772 0
                      12/31/2006              10.772              11.704 3
                      12/31/2007              11.704              12.235 4
                      12/31/2008              12.235              8.073 1
                      12/31/2009              8.073              10.252 1
                      12/31/2010              10.252              11.242 0

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 6  2.05%
                      12/31/2005              N/A              10.761 0
                      12/31/2006              10.761              11.672 1
                      12/31/2007              11.672              12.182 1
                      12/31/2008              12.182              8.025 2
                      12/31/2009              8.025              10.176 1
                      12/31/2010              10.176              11.140 1
VMIV 7  2.05%
                      12/31/2005              N/A              10.761 0
                      12/31/2006              10.761              11.672 0
                      12/31/2007              11.672              12.182 0
                      12/31/2008              12.182              8.025 0
                      12/31/2009              8.025              10.176 0
                      12/31/2010              10.176              11.140 0
VMIV 8  1.90%
                      12/31/2005              N/A              10.772 3
                      12/31/2006              10.772              11.702 5
                      12/31/2007              11.702              12.231 6
                      12/31/2008              12.231              8.070 7
                      12/31/2009              8.070              10.247 8
                      12/31/2010              10.247              11.235 10
VMIV 9  2.15%
                      12/31/2005              N/A              10.754 3
                      12/31/2006              10.754              11.653 8
                      12/31/2007              11.653              12.150 8
                      12/31/2008              12.150              7.996 6
                      12/31/2009              7.996              10.128 5
                      12/31/2010              10.128              11.077 1
AZL Growth Index Strategy Fund
VMIV 1  1.49%
                      12/31/2009              N/A              10.065 22
                      12/31/2010              10.065              11.247 21
VMIV 2  1.79%
                      12/31/2009              N/A              10.059 6
                      12/31/2010              10.059              11.207 6
VMIV 3  1.59%
                      12/31/2009              N/A              10.063 0
                      12/31/2010              10.063              11.233 0
VMIV 4  1.89%
                      12/31/2009              N/A              10.057 0
                      12/31/2010              10.057              11.193 0
VMIV 6  2.05%
                      12/31/2009              N/A              10.054 0
                      12/31/2010              10.054              11.172 0
VMIV 7  2.05%
                      12/31/2009              N/A              10.054 0
                      12/31/2010              10.054              11.172 0
VMIV 8  1.90%
                      12/31/2009              N/A              10.057 0
                      12/31/2010              10.057              11.192 0
VMIV 9  2.15%
                      12/31/2009              N/A              10.052 0
                      12/31/2010              10.052              11.159 0

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011
Appendix

18

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL International Index Fund
VMIV 1  1.49%
                      12/31/2009              N/A              9.759 10
                      12/31/2010              9.759              10.299 24
VMIV 2  1.79%
                      12/31/2009              N/A              9.753 2
                      12/31/2010              9.753              10.262 2
VMIV 3  1.59%
                      12/31/2009              N/A              9.757 0
                      12/31/2010              9.757              10.287 0
VMIV 4  1.89%
                      12/31/2009              N/A              9.751 0
                      12/31/2010              9.751              10.250 0
VMIV 6  2.05%
                      12/31/2009              N/A              9.748 0
                      12/31/2010              9.748              10.230 0
VMIV 7  2.05%
                      12/31/2009              N/A              9.748 0
                      12/31/2010              9.748              10.230 0
VMIV 8  1.90%
                      12/31/2009              N/A              9.751 0
                      12/31/2010              9.751              10.249 0
VMIV 9  2.15%
                      12/31/2009              N/A              9.746 0
                      12/31/2010              9.746              10.218 0
AZL Invesco Equity and Income Fund
VMIV 1  1.49%
                      12/31/2004              N/A              10.803 22
                      12/31/2005              10.803              11.363 49
                      12/31/2006              11.363              12.597 77
                      12/31/2007              12.597              12.790 79
                      12/31/2008              12.790              9.586 65
                      12/31/2009              9.586              11.602 67
                      12/31/2010              11.602              12.773 60
VMIV 2  1.79%
                      12/31/2004              N/A              10.782 3
                      12/31/2005              10.782              11.306 13
                      12/31/2006              11.306              12.496 25
                      12/31/2007              12.496              12.650 28
                      12/31/2008              12.650              9.453 27
                      12/31/2009              9.453              11.406 20
                      12/31/2010              11.406              12.520 15
VMIV 3  1.59%
                      12/31/2004              N/A              10.796 0
                      12/31/2005              10.796              11.344 0
                      12/31/2006              11.344              12.563 0
                      12/31/2007              12.563              12.743 0
                      12/31/2008              12.743              9.541 0
                      12/31/2009              9.541              11.537 0
                      12/31/2010              11.537              12.688 0

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 4  1.89%
                      12/31/2004              N/A              10.774 0
                      12/31/2005              10.774              11.287 0
                      12/31/2006              11.287              12.463 2
                      12/31/2007              12.463              12.603 2
                      12/31/2008              12.603              9.409 3
                      12/31/2009              9.409              11.342 3
                      12/31/2010              11.342              12.436 3
VMIV 6  2.05%
                      12/31/2004              N/A              10.763 3
                      12/31/2005              10.763              11.257 3
                      12/31/2006              11.257              12.410 3
                      12/31/2007              12.410              12.529 0
                      12/31/2008              12.529              9.338 0
                      12/31/2009              9.338              11.239 0
                      12/31/2010              11.239              12.304 0
VMIV 7  2.05%
                      12/31/2004              N/A              10.763 0
                      12/31/2005              10.763              11.257 0
                      12/31/2006              11.257              12.410 0
                      12/31/2007              12.410              12.529 0
                      12/31/2008              12.529              9.338 0
                      12/31/2009              9.338              11.239 0
                      12/31/2010              11.239              12.304 0
VMIV 8  1.90%
                      12/31/2004              N/A              10.774 0
                      12/31/2005              10.774              11.285 1
                      12/31/2006              11.285              12.460 2
                      12/31/2007              12.460              12.599 1
                      12/31/2008              12.599              9.404 1
                      12/31/2009              9.404              11.335 1
                      12/31/2010              11.335              12.428 1
VMIV 9  2.15%
                      12/31/2004              N/A              10.756 3
                      12/31/2005              10.756              11.238 5
                      12/31/2006              11.238              12.377 4
                      12/31/2007              12.377              12.483 4
                      12/31/2008              12.483              9.295 3
                      12/31/2009              9.295              11.176 3
                      12/31/2010              11.176              12.222 3
AZL Invesco Growth and Income Fund
VMIV 1  1.49%
                      12/31/2004              10.195              11.431 281
                      12/31/2005              11.431              12.303 263
                      12/31/2006              12.303              14.049 248
                      12/31/2007              14.049              14.206 197
                      12/31/2008              14.206              9.397 161
                      12/31/2009              9.397              11.447 138
                      12/31/2010              11.447              12.672 135

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011
Appendix

19

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 2  1.79%
                      12/31/2004              10.114              11.306 209
                      12/31/2005              11.306              12.132 201
                      12/31/2006              12.132              13.812 212
                      12/31/2007              13.812              13.924 174
                      12/31/2008              13.924              9.183 133
                      12/31/2009              9.183              11.153 81
                      12/31/2010              11.153              12.310 56
VMIV 3  1.59%
                      12/31/2004              10.168              11.389 0
                      12/31/2005              11.389              12.246 0
                      12/31/2006              12.246              13.969 0
                      12/31/2007              13.969              14.111 0
                      12/31/2008              14.111              9.325 0
                      12/31/2009              9.325              11.348 0
                      12/31/2010              11.348              12.550 1
VMIV 4  1.89%
                      12/31/2004              10.087              11.265 6
                      12/31/2005              11.265              12.075 7
                      12/31/2006              12.075              13.734 6
                      12/31/2007              13.734              13.831 5
                      12/31/2008              13.831              9.113 5
                      12/31/2009              9.113              11.056 9
                      12/31/2010              11.056              12.191 7
VMIV 6  2.05%
                      12/31/2004              10.044              11.199 2
                      12/31/2005              11.199              11.985 2
                      12/31/2006              11.985              13.610 2
                      12/31/2007              13.610              13.684 2
                      12/31/2008              13.684              9.001 2
                      12/31/2009              9.001              10.904 8
                      12/31/2010              10.904              12.004 8
VMIV 7  2.05%
                      12/31/2004              10.044              11.199 0
                      12/31/2005              11.199              11.985 0
                      12/31/2006              11.985              13.610 0
                      12/31/2007              13.610              13.684 0
                      12/31/2008              13.684              9.001 0
                      12/31/2009              9.001              10.904 0
                      12/31/2010              10.904              12.004 0
VMIV 8  1.90%
                      12/31/2004              10.084              11.260 4
                      12/31/2005              11.260              12.070 5
                      12/31/2006              12.070              13.726 5
                      12/31/2007              13.726              13.822 4
                      12/31/2008              13.822              9.106 5
                      12/31/2009              9.106              11.047 3
                      12/31/2010              11.047              12.179 3
VMIV 9  2.15%
                      12/31/2004              10.017              11.157 9
                      12/31/2005              11.157              11.930 9
                      12/31/2006              11.930              13.533 8
                      12/31/2007              13.533              13.593 7
                      12/31/2008              13.593              8.932 7
                      12/31/2009              8.932              10.810 7
                      12/31/2010              10.810              11.888 5

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Invesco International Equity Fund
VMIV 1  1.49%
                      12/31/2002              N/A              8.079 4
                      12/31/2003              8.079              10.120 8
                      12/31/2004              10.120              12.176 40
                      12/31/2005              12.176              13.959 38
                      12/31/2006              13.959              17.472 94
                      12/31/2007              17.472              19.729 73
                      12/31/2008              19.729              11.369 61
                      12/31/2009              11.369              15.046 135
                      12/31/2010              15.046              16.679 114
VMIV 2  1.79%
                      12/31/2002              N/A              8.063 3
                      12/31/2003              8.063              10.069 4
                      12/31/2004              10.069              12.078 7
                      12/31/2005              12.078              13.806 12
                      12/31/2006              13.806              17.229 18
                      12/31/2007              17.229              19.396 24
                      12/31/2008              19.396              11.144 21
                      12/31/2009              11.144              14.703 23
                      12/31/2010              14.703              16.251 20
VMIV 3  1.59%
                      12/31/2002              N/A              8.073 0
                      12/31/2003              8.073              10.103 0
                      12/31/2004              10.103              12.143 0
                      12/31/2005              12.143              13.908 0
                      12/31/2006              13.908              17.391 2
                      12/31/2007              17.391              19.618 2
                      12/31/2008              19.618              11.293 2
                      12/31/2009              11.293              14.931 2
                      12/31/2010              14.931              16.535 2
VMIV 4  1.89%
                      12/31/2002              N/A              8.057 0
                      12/31/2003              8.057              10.052 0
                      12/31/2004              10.052              12.046 0
                      12/31/2005              12.046              13.755 1
                      12/31/2006              13.755              17.149 2
                      12/31/2007              17.149              19.287 2
                      12/31/2008              19.287              11.069 3
                      12/31/2009              11.069              14.591 2
                      12/31/2010              14.591              16.110 2
VMIV 6  2.05%
                      12/31/2003              N/A              10.025 1
                      12/31/2004              10.025              11.995 4
                      12/31/2005              11.995              13.675 4
                      12/31/2006              13.675              17.021 4
                      12/31/2007              17.021              19.112 4
                      12/31/2008              19.112              10.952 4
                      12/31/2009              10.952              14.412 4
                      12/31/2010              14.412              15.888 3

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011
Appendix

20

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 7  2.05%
                      12/31/2003              N/A              10.025 0
                      12/31/2004              10.025              11.995 0
                      12/31/2005              11.995              13.675 0
                      12/31/2006              13.675              17.021 0
                      12/31/2007              17.021              19.112 0
                      12/31/2008              19.112              10.952 0
                      12/31/2009              10.952              14.412 0
                      12/31/2010              14.412              15.888 0
VMIV 8  1.90%
                      12/31/2003              N/A              10.051 1
                      12/31/2004              10.051              12.043 2
                      12/31/2005              12.043              13.750 3
                      12/31/2006              13.750              17.141 2
                      12/31/2007              17.141              19.276 3
                      12/31/2008              19.276              11.062 2
                      12/31/2009              11.062              14.579 4
                      12/31/2010              14.579              16.096 3
VMIV 9  2.15%
                      12/31/2003              N/A              10.009 0
                      12/31/2004              10.009              11.962 1
                      12/31/2005              11.962              13.625 3
                      12/31/2006              13.625              16.942 6
                      12/31/2007              16.942              19.004 7
                      12/31/2008              19.004              10.879 5
                      12/31/2009              10.879              14.302 11
                      12/31/2010              14.302              15.751 9
AZL JPMorgan International Opportunities Fund
VMIV 1  1.49%
                      12/31/2003              N/A              12.267 17
                      12/31/2004              12.267              13.560 48
                      12/31/2005              13.560              14.916 56
                      12/31/2006              14.916              17.819 76
                      12/31/2007              17.819              19.278 68
                      12/31/2008              19.278              13.567 51
                      12/31/2009              13.567              16.885 78
                      12/31/2010              16.885              17.625 57
VMIV 2  1.79%
                      12/31/2003              N/A              12.242 11
                      12/31/2004              12.242              13.492 18
                      12/31/2005              13.492              14.797 25
                      12/31/2006              14.797              17.624 32
                      12/31/2007              17.624              19.010 18
                      12/31/2008              19.010              13.338 19
                      12/31/2009              13.338              16.550 13
                      12/31/2010              16.550              17.223 13
VMIV 3  1.59%
                      12/31/2003              N/A              12.259 0
                      12/31/2004              12.259              13.537 0
                      12/31/2005              13.537              14.876 0
                      12/31/2006              14.876              17.754 0
                      12/31/2007              17.754              19.188 0
                      12/31/2008              19.188              13.490 0
                      12/31/2009              13.490              16.773 0
                      12/31/2010              16.773              17.490 0

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 4  1.89%
                      12/31/2003              N/A              12.234 0
                      12/31/2004              12.234              13.470 0
                      12/31/2005              13.470              14.757 0
                      12/31/2006              14.757              17.560 1
                      12/31/2007              17.560              18.921 0
                      12/31/2008              18.921              13.263 0
                      12/31/2009              13.263              16.440 1
                      12/31/2010              16.440              17.092 1
VMIV 6  2.05%
                      12/31/2003              N/A              12.221 0
                      12/31/2004              12.221              13.434 2
                      12/31/2005              13.434              14.694 2
                      12/31/2006              14.694              17.457 2
                      12/31/2007              17.457              18.780 0
                      12/31/2008              18.780              13.143 0
                      12/31/2009              13.143              16.265 0
                      12/31/2010              16.265              16.883 0
VMIV 7  2.05%
                      12/31/2003              N/A              12.221 0
                      12/31/2004              12.221              13.434 0
                      12/31/2005              13.434              14.694 0
                      12/31/2006              14.694              17.457 0
                      12/31/2007              17.457              18.780 0
                      12/31/2008              18.780              13.143 0
                      12/31/2009              13.143              16.265 0
                      12/31/2010              16.265              16.883 0
VMIV 8  1.90%
                      12/31/2003              N/A              12.233 0
                      12/31/2004              12.233              13.467 1
                      12/31/2005              13.467              14.753 2
                      12/31/2006              14.753              17.553 2
                      12/31/2007              17.553              18.912 1
                      12/31/2008              18.912              13.255 2
                      12/31/2009              13.255              16.429 2
                      12/31/2010              16.429              17.079 2
VMIV 9  2.15%
                      12/31/2003              N/A              12.213 0
                      12/31/2004              12.213              13.411 2
                      12/31/2005              13.411              14.655 4
                      12/31/2006              14.655              17.393 4
                      12/31/2007              17.393              18.692 4
                      12/31/2008              18.692              13.068 4
                      12/31/2009              13.068              16.157 5
                      12/31/2010              16.157              16.754 4
AZL JPMorgan U.S. Equity Fund
VMIV 1  1.49%
                      12/31/2004              N/A              10.752 23
                      12/31/2005              10.752              11.171 23
                      12/31/2006              11.171              12.612 45
                      12/31/2007              12.612              12.897 29
                      12/31/2008              12.897              7.791 29
                      12/31/2009              7.791              10.264 85
                      12/31/2010              10.264              11.423 78

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011
Appendix

21

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 2  1.79%
                      12/31/2004              N/A              10.731 0
                      12/31/2005              10.731              11.115 0
                      12/31/2006              11.115              12.512 4
                      12/31/2007              12.512              12.755 5
                      12/31/2008              12.755              7.682 3
                      12/31/2009              7.682              10.090 7
                      12/31/2010              10.090              11.196 7
VMIV 3  1.59%
                      12/31/2004              N/A              10.745 0
                      12/31/2005              10.745              11.153 0
                      12/31/2006              11.153              12.579 0
                      12/31/2007              12.579              12.849 0
                      12/31/2008              12.849              7.755 0
                      12/31/2009              7.755              10.205 0
                      12/31/2010              10.205              11.347 0
VMIV 4  1.89%
                      12/31/2004              N/A              10.723 0
                      12/31/2005              10.723              11.097 0
                      12/31/2006              11.097              12.479 0
                      12/31/2007              12.479              12.709 0
                      12/31/2008              12.709              7.647 0
                      12/31/2009              7.647              10.033 0
                      12/31/2010              10.033              11.122 0
VMIV 6  2.05%
                      12/31/2004              N/A              10.712 3
                      12/31/2005              10.712              11.067 3
                      12/31/2006              11.067              12.426 3
                      12/31/2007              12.426              12.634 3
                      12/31/2008              12.634              7.590 3
                      12/31/2009              7.590              9.942 3
                      12/31/2010              9.942              11.004 5
VMIV 7  2.05%
                      12/31/2004              N/A              10.712 0
                      12/31/2005              10.712              11.067 0
                      12/31/2006              11.067              12.426 0
                      12/31/2007              12.426              12.634 0
                      12/31/2008              12.634              7.590 0
                      12/31/2009              7.590              9.942 1
                      12/31/2010              9.942              11.004 1
VMIV 8  1.90%
                      12/31/2004              N/A              10.723 1
                      12/31/2005              10.723              11.095 2
                      12/31/2006              11.095              12.475 2
                      12/31/2007              12.475              12.704 2
                      12/31/2008              12.704              7.643 2
                      12/31/2009              7.643              10.027 3
                      12/31/2010              10.027              11.115 2
VMIV 9  2.15%
                      12/31/2004              N/A              10.705 2
                      12/31/2005              10.705              11.049 3
                      12/31/2006              11.049              12.392 3
                      12/31/2007              12.392              12.588 3
                      12/31/2008              12.588              7.554 3
                      12/31/2009              7.554              9.886 4
                      12/31/2010              9.886              10.931 5

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL MFS Investors Trust Fund
VMIV 1  1.49%
                      12/31/2005              N/A              12.238 80
                      12/31/2006              12.238              13.600 95
                      12/31/2007              13.600              14.835 89
                      12/31/2008              14.835              8.753 116
                      12/31/2009              8.753              13.092 126
                      12/31/2010              13.092              14.318 104
VMIV 2  1.79%
                      12/31/2005              N/A              12.214 19
                      12/31/2006              12.214              13.532 27
                      12/31/2007              13.532              14.717 28
                      12/31/2008              14.717              8.657 91
                      12/31/2009              8.657              12.909 79
                      12/31/2010              12.909              14.076 44
VMIV 3  1.59%
                      12/31/2005              N/A              12.230 0
                      12/31/2006              12.230              13.577 0
                      12/31/2007              13.577              14.796 0
                      12/31/2008              14.796              8.721 1
                      12/31/2009              8.721              13.030 0
                      12/31/2010              13.030              14.237 0
VMIV 4  1.89%
                      12/31/2005              N/A              12.206 1
                      12/31/2006              12.206              13.509 0
                      12/31/2007              13.509              14.677 0
                      12/31/2008              14.677              8.626 4
                      12/31/2009              8.626              12.849 4
                      12/31/2010              12.849              13.997 3
VMIV 6  2.05%
                      12/31/2005              N/A              12.193 0
                      12/31/2006              12.193              13.473 0
                      12/31/2007              13.473              14.615 0
                      12/31/2008              14.615              8.575 0
                      12/31/2009              8.575              12.753 0
                      12/31/2010              12.753              13.870 0
VMIV 7  2.05%
                      12/31/2005              N/A              12.193 0
                      12/31/2006              12.193              13.473 0
                      12/31/2007              13.473              14.615 0
                      12/31/2008              14.615              8.575 0
                      12/31/2009              8.575              12.753 0
                      12/31/2010              12.753              13.870 0
VMIV 8  1.90%
                      12/31/2005              N/A              12.205 1
                      12/31/2006              12.205              13.507 1
                      12/31/2007              13.507              14.674 1
                      12/31/2008              14.674              8.622 3
                      12/31/2009              8.622              12.843 3
                      12/31/2010              12.843              13.989 1
VMIV 9  2.15%
                      12/31/2005              N/A              12.184 2
                      12/31/2006              12.184              13.451 2
                      12/31/2007              13.451              14.576 2
                      12/31/2008              14.576              8.544 5
                      12/31/2009              8.544              12.694 6
                      12/31/2010              12.694              13.792 5

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011
Appendix

22

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Mid Cap Index Fund
VMIV 1  1.49%
                      12/31/2010              N/A              10.664 30
VMIV 2  1.79%
                      12/31/2010              N/A              10.642 9
VMIV 3  1.59%
                      12/31/2010              N/A              10.657 0
VMIV 4  1.89%
                      12/31/2010              N/A              10.635 2
VMIV 6  2.05%
                      12/31/2010              N/A              10.624 0
VMIV 7  2.05%
                      12/31/2010              N/A              10.624 0
VMIV 8  1.90%
                      12/31/2010              N/A              10.635 2
VMIV 9  2.15%
                      12/31/2010              N/A              10.617 0
AZL Money Market Fund
VMIV 1  1.49%
                      12/31/2001              N/A              10.561 659
                      12/31/2002              10.561              10.493 1886
                      12/31/2003              10.493              10.373 1173
                      12/31/2004              10.373              10.288 955
                      12/31/2005              10.288              10.397 1424
                      12/31/2006              10.397              10.699 1422
                      12/31/2007              10.699              11.046 1576
                      12/31/2008              11.046              11.148 1588
                      12/31/2009              11.148              11.007 1670
                      12/31/2010              11.007              10.845 1868
VMIV 2  1.79%
                      12/31/2001              N/A              10.501 1
                      12/31/2002              10.501              10.401 117
                      12/31/2003              10.401              10.252 82
                      12/31/2004              10.252              10.138 66
                      12/31/2005              10.138              10.214 69
                      12/31/2006              10.214              10.479 414
                      12/31/2007              10.479              10.787 284
                      12/31/2008              10.787              10.854 237
                      12/31/2009              10.854              10.684 97
                      12/31/2010              10.684              10.496 192
VMIV 3  1.59%
                      12/31/2001              N/A              10.541 0
                      12/31/2002              10.541              10.462 0
                      12/31/2003              10.462              10.333 0
                      12/31/2004              10.333              10.238 0
                      12/31/2005              10.238              10.336 1
                      12/31/2006              10.336              10.625 1
                      12/31/2007              10.625              10.959 1
                      12/31/2008              10.959              11.049 1
                      12/31/2009              11.049              10.899 1
                      12/31/2010              10.899              10.727 1

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 4  1.89%
                      12/31/2001              N/A              10.481 1
                      12/31/2002              10.481              10.371 26
                      12/31/2003              10.371              10.212 50
                      12/31/2004              10.212              10.088 43
                      12/31/2005              10.088              10.154 54
                      12/31/2006              10.154              10.407 50
                      12/31/2007              10.407              10.701 59
                      12/31/2008              10.701              10.757 50
                      12/31/2009              10.757              10.579 43
                      12/31/2010              10.579              10.382 46
VMIV 6  2.05%
                      12/31/2003              N/A              10.148 0
                      12/31/2004              10.148              10.009 0
                      12/31/2005              10.009              10.058 2
                      12/31/2006              10.058              10.292 2
                      12/31/2007              10.292              10.567 0
                      12/31/2008              10.567              10.605 4
                      12/31/2009              10.605              10.412 4
                      12/31/2010              10.412              10.202 4
VMIV 7  2.05%
                      12/31/2003              N/A              10.148 0
                      12/31/2004              10.148              10.009 0
                      12/31/2005              10.009              10.058 0
                      12/31/2006              10.058              10.292 0
                      12/31/2007              10.292              10.567 0
                      12/31/2008              10.567              10.605 0
                      12/31/2009              10.605              10.412 0
                      12/31/2010              10.412              10.202 0
VMIV 8  1.90%
                      12/31/2003              N/A              10.208 2
                      12/31/2004              10.208              10.083 6
                      12/31/2005              10.083              10.148 11
                      12/31/2006              10.148              10.400 61
                      12/31/2007              10.400              10.693 9
                      12/31/2008              10.693              10.748 59
                      12/31/2009              10.748              10.568 5
                      12/31/2010              10.568              10.370 68
VMIV 9  2.15%
                      12/31/2003              N/A              10.108 4
                      12/31/2004              10.108              9.960 6
                      12/31/2005              9.960              9.999 7
                      12/31/2006              9.999              10.222 6
                      12/31/2007              10.222              10.483 4
                      12/31/2008              10.483              10.510 9
                      12/31/2009              10.510              10.309 11
                      12/31/2010              10.309              10.091 9

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011
Appendix

23

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Morgan Stanley Global Real Estate Fund
VMIV 1  1.49%
                      12/31/2006              N/A              12.045 9
                      12/31/2007              12.045              10.835 39
                      12/31/2008              10.835              5.782 37
                      12/31/2009              5.782              7.986 46
                      12/31/2010              7.986              9.510 49
VMIV 2  1.79%
                      12/31/2006              N/A              12.020 3
                      12/31/2007              12.020              10.781 5
                      12/31/2008              10.781              5.736 8
                      12/31/2009              5.736              7.899 11
                      12/31/2010              7.899              9.377 2
VMIV 3  1.59%
                      12/31/2006              N/A              12.036 0
                      12/31/2007              12.036              10.817 2
                      12/31/2008              10.817              5.767 2
                      12/31/2009              5.767              7.957 2
                      12/31/2010              7.957              9.465 2
VMIV 4  1.89%
                      12/31/2006              N/A              12.012 0
                      12/31/2007              12.012              10.763 0
                      12/31/2008              10.763              5.721 0
                      12/31/2009              5.721              7.870 0
                      12/31/2010              7.870              9.333 0
VMIV 6  2.05%
                      12/31/2006              N/A              11.999 1
                      12/31/2007              11.999              10.734 1
                      12/31/2008              10.734              5.696 1
                      12/31/2009              5.696              7.824 1
                      12/31/2010              7.824              9.264 1
VMIV 7  2.05%
                      12/31/2006              N/A              11.999 0
                      12/31/2007              11.999              10.734 0
                      12/31/2008              10.734              5.696 0
                      12/31/2009              5.696              7.824 0
                      12/31/2010              7.824              9.264 0
VMIV 8  1.90%
                      12/31/2006              N/A              12.011 2
                      12/31/2007              12.011              10.761 1
                      12/31/2008              10.761              5.719 2
                      12/31/2009              5.719              7.867 2
                      12/31/2010              7.867              9.329 1
VMIV 9  2.15%
                      12/31/2006              N/A              11.991 1
                      12/31/2007              11.991              10.716 1
                      12/31/2008              10.716              5.681 1
                      12/31/2009              5.681              7.795 1
                      12/31/2010              7.795              9.220 1

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Morgan Stanley Mid Cap Growth Fund
VMIV 1  1.49%
                      12/31/2001              N/A              9.514 58
                      12/31/2002              9.514              7.101 81
                      12/31/2003              7.101              8.985 115
                      12/31/2004              8.985              10.731 127
                      12/31/2005              10.731              12.428 141
                      12/31/2006              12.428              13.372 139
                      12/31/2007              13.372              16.096 189
                      12/31/2008              16.096              8.163 167
                      12/31/2009              8.163              12.680 168
                      12/31/2010              12.680              16.553 178
VMIV 2  1.79%
                      12/31/2001              N/A              9.495 0
                      12/31/2002              9.495              7.065 17
                      12/31/2003              7.065              8.913 25
                      12/31/2004              8.913              10.614 27
                      12/31/2005              10.614              12.255 44
                      12/31/2006              12.255              13.146 40
                      12/31/2007              13.146              15.777 69
                      12/31/2008              15.777              7.978 45
                      12/31/2009              7.978              12.355 47
                      12/31/2010              12.355              16.079 45
VMIV 3  1.59%
                      12/31/2001              N/A              9.508 0
                      12/31/2002              9.508              7.089 1
                      12/31/2003              7.089              8.961 1
                      12/31/2004              8.961              10.692 1
                      12/31/2005              10.692              12.370 0
                      12/31/2006              12.370              13.296 0
                      12/31/2007              13.296              15.989 0
                      12/31/2008              15.989              8.101 0
                      12/31/2009              8.101              12.571 0
                      12/31/2010              12.571              16.394 0
VMIV 4  1.89%
                      12/31/2001              N/A              9.489 0
                      12/31/2002              9.489              7.054 1
                      12/31/2003              7.054              8.890 2
                      12/31/2004              8.890              10.575 2
                      12/31/2005              10.575              12.198 3
                      12/31/2006              12.198              13.072 4
                      12/31/2007              13.072              15.672 3
                      12/31/2008              15.672              7.917 3
                      12/31/2009              7.917              12.248 1
                      12/31/2010              12.248              15.925 1
VMIV 6  2.05%
                      12/31/2003              N/A              8.852 1
                      12/31/2004              8.852              10.513 9
                      12/31/2005              10.513              12.107 7
                      12/31/2006              12.107              12.954 2
                      12/31/2007              12.954              15.505 3
                      12/31/2008              15.505              7.820 2
                      12/31/2009              7.820              12.079 10
                      12/31/2010              12.079              15.680 8

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011
Appendix

24

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 7  2.05%
                      12/31/2003              N/A              8.852 0
                      12/31/2004              8.852              10.513 0
                      12/31/2005              10.513              12.107 0
                      12/31/2006              12.107              12.954 0
                      12/31/2007              12.954              15.505 0
                      12/31/2008              15.505              7.820 0
                      12/31/2009              7.820              12.079 0
                      12/31/2010              12.079              15.680 0
VMIV 8  1.90%
                      12/31/2003              N/A              8.887 1
                      12/31/2004              8.887              10.571 3
                      12/31/2005              10.571              12.192 4
                      12/31/2006              12.192              13.065 5
                      12/31/2007              13.065              15.661 9
                      12/31/2008              15.661              7.910 7
                      12/31/2009              7.910              12.237 7
                      12/31/2010              12.237              15.909 7
VMIV 9  2.15%
                      12/31/2003              N/A              8.828 1
                      12/31/2004              8.828              10.474 2
                      12/31/2005              10.474              12.050 5
                      12/31/2006              12.050              12.881 6
                      12/31/2007              12.881              15.402 8
                      12/31/2008              15.402              7.760 8
                      12/31/2009              7.760              11.975 7
                      12/31/2010              11.975              15.529 6
AZL S&P 500 Index Fund
VMIV 1  1.49%
                      12/31/2007              N/A              9.891 7
                      12/31/2008              9.891              6.094 587
                      12/31/2009              6.094              7.547 592
                      12/31/2010              7.547              8.532 540
VMIV 2  1.79%
                      12/31/2007              N/A              9.871 3
                      12/31/2008              9.871              6.064 95
                      12/31/2009              6.064              7.487 84
                      12/31/2010              7.487              8.439 66
VMIV 3  1.59%
                      12/31/2007              N/A              9.884 0
                      12/31/2008              9.884              6.084 0
                      12/31/2009              6.084              7.527 0
                      12/31/2010              7.527              8.501 0
VMIV 4  1.89%
                      12/31/2007              N/A              9.864 0
                      12/31/2008              9.864              6.054 18
                      12/31/2009              6.054              7.467 10
                      12/31/2010              7.467              8.408 10
VMIV 6  2.05%
                      12/31/2007              N/A              8.138 0
                      12/31/2008              8.138              4.986 5
                      12/31/2009              4.986              6.140 5
                      12/31/2010              6.140              6.903 5

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 7  2.05%
                      12/31/2007              N/A              8.138 0
                      12/31/2008              8.138              4.986 0
                      12/31/2009              4.986              6.140 0
                      12/31/2010              6.140              6.903 0
VMIV 8  1.90%
                      12/31/2007              N/A              8.158 0
                      12/31/2008              8.158              5.006 9
                      12/31/2009              5.006              6.174 8
                      12/31/2010              6.174              6.951 9
VMIV 9  2.15%
                      12/31/2007              N/A              8.125 0
                      12/31/2008              8.125              4.973 7
                      12/31/2009              4.973              6.118 8
                      12/31/2010              6.118              6.871 8
AZL Schroder Emerging Markets Equity Fund-Class 1
VMIV 1  1.49%
                      12/31/2007              N/A              13.646 9
                      12/31/2008              13.646              6.478 1308
                      12/31/2009              6.478              11.006 1054
                      12/31/2010              11.006              12.210 908
VMIV 2  1.79%
                      12/31/2007              N/A              13.618 1
                      12/31/2008              13.618              6.445 43
                      12/31/2009              6.445              10.918 37
                      12/31/2010              10.918              12.076 33
VMIV 3  1.59%
                      12/31/2007              N/A              13.637 0
                      12/31/2008              13.637              6.467 1
                      12/31/2009              6.467              10.977 1
                      12/31/2010              10.977              12.165 1
VMIV 4  1.89%
                      12/31/2007              N/A              13.609 0
                      12/31/2008              13.609              6.434 7
                      12/31/2009              6.434              10.889 7
                      12/31/2010              10.889              12.032 7
VMIV 6  2.05%
                      12/31/2007              N/A              13.595 0
                      12/31/2008              13.595              6.417 1
                      12/31/2009              6.417              10.842 1
                      12/31/2010              10.842              11.962 1
VMIV 7  2.05%
                      12/31/2007              N/A              13.595 0
                      12/31/2008              13.595              6.417 0
                      12/31/2009              6.417              10.842 0
                      12/31/2010              10.842              11.962 0
VMIV 8  1.90%
                      12/31/2007              N/A              13.608 1
                      12/31/2008              13.608              6.433 4
                      12/31/2009              6.433              10.886 3
                      12/31/2010              10.886              12.028 3
VMIV 9  2.15%
                      12/31/2007              N/A              13.585 1
                      12/31/2008              13.585              6.406 7
                      12/31/2009              6.406              10.813 6
                      12/31/2010              10.813              11.918 6

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011
Appendix

25

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Schroder Emerging Markets Equity Fund-Class 2
VMIV 1  1.49%
                      12/31/2006              N/A              10.465 15
                      12/31/2007              10.465              13.435 52
                      12/31/2008              13.435              6.368 36
                      12/31/2009              6.368              10.778 61
                      12/31/2010              10.778              11.935 90
VMIV 2  1.79%
                      12/31/2006              N/A              10.444 1
                      12/31/2007              10.444              13.368 5
                      12/31/2008              13.368              6.317 3
                      12/31/2009              6.317              10.659 13
                      12/31/2010              10.659              11.769 19
VMIV 3  1.59%
                      12/31/2006              N/A              10.458 0
                      12/31/2007              10.458              13.413 0
                      12/31/2008              13.413              6.351 0
                      12/31/2009              6.351              10.738 0
                      12/31/2010              10.738              11.879 0
VMIV 4  1.89%
                      12/31/2006              N/A              10.437 0
                      12/31/2007              10.437              13.345 0
                      12/31/2008              13.345              6.300 1
                      12/31/2009              6.300              10.620 0
                      12/31/2010              10.620              11.714 0
VMIV 6  2.05%
                      12/31/2006              N/A              10.426 0
                      12/31/2007              10.426              13.310 0
                      12/31/2008              13.310              6.273 0
                      12/31/2009              6.273              10.558 0
                      12/31/2010              10.558              11.626 0
VMIV 7  2.05%
                      12/31/2006              N/A              10.426 0
                      12/31/2007              10.426              13.310 0
                      12/31/2008              13.310              6.273 0
                      12/31/2009              6.273              10.558 0
                      12/31/2010              10.558              11.626 0
VMIV 8  1.90%
                      12/31/2006              N/A              10.436 0
                      12/31/2007              10.436              13.343 3
                      12/31/2008              13.343              6.299 1
                      12/31/2009              6.299              10.616 2
                      12/31/2010              10.616              11.708 1
VMIV 9  2.15%
                      12/31/2006              N/A              10.419 1
                      12/31/2007              10.419              13.287 2
                      12/31/2008              13.287              6.257 2
                      12/31/2009              6.257              10.519 3
                      12/31/2010              10.519              11.572 3

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Small Cap Stock Index Fund
VMIV 1  1.49%
                      12/31/2007              N/A              9.324 1
                      12/31/2008              9.324              6.343 106
                      12/31/2009              6.343              7.802 70
                      12/31/2010              7.802              9.646 70
VMIV 2  1.79%
                      12/31/2007              N/A              9.305 0
                      12/31/2008              9.305              6.311 56
                      12/31/2009              6.311              7.739 40
                      12/31/2010              7.739              9.540 46
VMIV 3  1.59%
                      12/31/2007              N/A              9.317 0
                      12/31/2008              9.317              6.332 0
                      12/31/2009              6.332              7.781 0
                      12/31/2010              7.781              9.610 0
VMIV 4  1.89%
                      12/31/2007              N/A              9.299 0
                      12/31/2008              9.299              6.301 5
                      12/31/2009              6.301              7.719 5
                      12/31/2010              7.719              9.505 5
VMIV 6  2.05%
                      12/31/2007              N/A              9.289 0
                      12/31/2008              9.289              6.284 2
                      12/31/2009              6.284              7.686 1
                      12/31/2010              7.686              9.449 1
VMIV 7  2.05%
                      12/31/2007              N/A              9.289 0
                      12/31/2008              9.289              6.284 0
                      12/31/2009              6.284              7.686 0
                      12/31/2010              7.686              9.449 0
VMIV 8  1.90%
                      12/31/2007              N/A              9.298 0
                      12/31/2008              9.298              6.300 11
                      12/31/2009              6.300              7.717 7
                      12/31/2010              7.717              9.501 9
VMIV 9  2.15%
                      12/31/2007              N/A              9.282 0
                      12/31/2008              9.282              6.273 9
                      12/31/2009              6.273              7.665 8
                      12/31/2010              7.665              9.415 8
AZL Turner Quantitative Small Cap Growth Fund
VMIV 1  1.49%
                      12/31/2005              N/A              11.118 10
                      12/31/2006              11.118              12.193 7
                      12/31/2007              12.193              12.741 17
                      12/31/2008              12.741              7.111 4
                      12/31/2009              7.111              9.206 5
                      12/31/2010              9.206              11.684 16

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011
Appendix

26

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 2  1.79%
                      12/31/2005              N/A              11.096 1
                      12/31/2006              11.096              12.132 3
                      12/31/2007              12.132              12.639 0
                      12/31/2008              12.639              7.033 0
                      12/31/2009              7.033              9.077 1
                      12/31/2010              9.077              11.487 5
VMIV 3  1.59%
                      12/31/2005              N/A              11.111 0
                      12/31/2006              11.111              12.173 0
                      12/31/2007              12.173              12.707 0
                      12/31/2008              12.707              7.085 0
                      12/31/2009              7.085              9.163 0
                      12/31/2010              9.163              11.618 0
VMIV 4  1.89%
                      12/31/2005              N/A              11.088 0
                      12/31/2006              11.088              12.112 0
                      12/31/2007              12.112              12.606 0
                      12/31/2008              12.606              7.007 0
                      12/31/2009              7.007              9.035 0
                      12/31/2010              9.035              11.422 0
VMIV 6  2.05%
                      12/31/2005              N/A              11.077 0
                      12/31/2006              11.077              12.080 0
                      12/31/2007              12.080              12.552 0
                      12/31/2008              12.552              6.966 0
                      12/31/2009              6.966              8.968 0
                      12/31/2010              8.968              11.319 0
VMIV 7  2.05%
                      12/31/2005              N/A              11.077 0
                      12/31/2006              11.077              12.080 0
                      12/31/2007              12.080              12.552 0
                      12/31/2008              12.552              6.966 0
                      12/31/2009              6.966              8.968 0
                      12/31/2010              8.968              11.319 0
VMIV 8  1.90%
                      12/31/2005              N/A              11.088 0
                      12/31/2006              11.088              12.110 1
                      12/31/2007              12.110              12.602 1
                      12/31/2008              12.602              7.005 0
                      12/31/2009              7.005              9.031 0
                      12/31/2010              9.031              11.415 0
VMIV 9  2.15%
                      12/31/2005              N/A              11.069 0
                      12/31/2006              11.069              12.060 1
                      12/31/2007              12.060              12.518 2
                      12/31/2008              12.518              6.940 0
                      12/31/2009              6.940              8.926 0
                      12/31/2010              8.926              11.254 0

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
BlackRock Global Allocation V.I. Fund
VMIV 1  1.49%
                      12/31/2008              N/A              7.915 31
                      12/31/2009              7.915              9.429 110
                      12/31/2010              9.429              10.196 201
VMIV 2  1.79%
                      12/31/2008              N/A              7.899 0
                      12/31/2009              7.899              9.381 7
                      12/31/2010              9.381              10.114 53
VMIV 3  1.59%
                      12/31/2008              N/A              7.909 0
                      12/31/2009              7.909              9.413 0
                      12/31/2010              9.413              10.169 0
VMIV 4  1.89%
                      12/31/2008              N/A              7.893 3
                      12/31/2009              7.893              9.366 3
                      12/31/2010              9.366              10.087 2
VMIV 6  2.05%
                      12/31/2008              N/A              7.885 0
                      12/31/2009              7.885              9.341 1
                      12/31/2010              9.341              10.044 5
VMIV 7  2.05%
                      12/31/2008              N/A              7.885 0
                      12/31/2009              7.885              9.341 0
                      12/31/2010              9.341              10.044 0
VMIV 8  1.90%
                      12/31/2008              N/A              7.893 1
                      12/31/2009              7.893              9.364 1
                      12/31/2010              9.364              10.085 1
VMIV 9  2.15%
                      12/31/2008              N/A              7.880 0
                      12/31/2009              7.880              9.325 1
                      12/31/2010              9.325              10.018 1
Columbia Variable Portfolio – Select Smaller-Cap Value Fund
VMIV 1  1.49%
                      12/31/2002              N/A              13.861 59
                      12/31/2003              13.861              20.475 108
                      12/31/2004              20.475              24.196 77
                      12/31/2005              24.196              22.891 55
                      12/31/2006              22.891              27.345 37
                      12/31/2007              27.345              28.055 24
                      12/31/2008              28.055              16.712 20
                      12/31/2009              16.712              22.304 16
                      12/31/2010              22.304              28.272 14
VMIV 2  1.79%
                      12/31/2002              N/A              13.740 26
                      12/31/2003              13.740              20.236 47
                      12/31/2004              20.236              23.842 43
                      12/31/2005              23.842              22.488 35
                      12/31/2006              22.488              26.784 26
                      12/31/2007              26.784              27.396 21
                      12/31/2008              27.396              16.271 19
                      12/31/2009              16.271              21.650 13
                      12/31/2010              21.650              27.361 11

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011
Appendix

27

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 3  1.59%
                      12/31/2002              N/A              13.820 0
                      12/31/2003              13.820              20.395 0
                      12/31/2004              20.395              24.078 0
                      12/31/2005              24.078              22.756 0
                      12/31/2006              22.756              27.157 0
                      12/31/2007              27.157              27.834 0
                      12/31/2008              27.834              16.564 0
                      12/31/2009              16.564              22.084 0
                      12/31/2010              22.084              27.965 0
VMIV 4  1.89%
                      12/31/2002              N/A              13.700 1
                      12/31/2003              13.700              20.157 4
                      12/31/2004              20.157              23.725 4
                      12/31/2005              23.725              22.356 3
                      12/31/2006              22.356              26.599 3
                      12/31/2007              26.599              27.180 3
                      12/31/2008              27.180              16.126 2
                      12/31/2009              16.126              21.436 2
                      12/31/2010              21.436              27.063 1
VMIV 6  2.05%
                      12/31/2003              N/A              20.031 3
                      12/31/2004              20.031              23.539 0
                      12/31/2005              23.539              22.145 0
                      12/31/2006              22.145              26.307 0
                      12/31/2007              26.307              26.838 0
                      12/31/2008              26.838              15.898 0
                      12/31/2009              15.898              21.098 0
                      12/31/2010              21.098              26.595 0
VMIV 7  2.05%
                      12/31/2003              N/A              20.031 0
                      12/31/2004              20.031              23.539 0
                      12/31/2005              23.539              22.145 0
                      12/31/2006              22.145              26.307 0
                      12/31/2007              26.307              26.838 0
                      12/31/2008              26.838              15.898 0
                      12/31/2009              15.898              21.098 0
                      12/31/2010              21.098              26.595 0
VMIV 8  1.90%
                      12/31/2003              N/A              20.149 2
                      12/31/2004              20.149              23.713 3
                      12/31/2005              23.713              22.342 3
                      12/31/2006              22.342              26.581 3
                      12/31/2007              26.581              27.158 3
                      12/31/2008              27.158              16.112 2
                      12/31/2009              16.112              21.415 2
                      12/31/2010              21.415              27.034 2
VMIV 9  2.15%
                      12/31/2003              N/A              19.953 1
                      12/31/2004              19.953              23.423 3
                      12/31/2005              23.423              22.014 2
                      12/31/2006              22.014              26.125 2
                      12/31/2007              26.125              26.626 2
                      12/31/2008              26.626              15.756 1
                      12/31/2009              15.756              20.890 1
                      12/31/2010              20.890              26.306 1

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
Davis VA Financial Portfolio
VMIV 1  1.49%
                      12/31/2002              N/A              9.627 4
                      12/31/2003              9.627              12.534 12
                      12/31/2004              12.534              13.622 16
                      12/31/2005              13.622              14.546 28
                      12/31/2006              14.546              16.984 26
                      12/31/2007              16.984              15.720 14
                      12/31/2008              15.720              8.307 20
                      12/31/2009              8.307              11.554 18
                      12/31/2010              11.554              12.646 16
VMIV 2  1.79%
                      12/31/2002              N/A              9.543 18
                      12/31/2003              9.543              12.388 26
                      12/31/2004              12.388              13.423 24
                      12/31/2005              13.423              14.290 23
                      12/31/2006              14.290              16.635 14
                      12/31/2007              16.635              15.350 9
                      12/31/2008              15.350              8.087 9
                      12/31/2009              8.087              11.215 10
                      12/31/2010              11.215              12.238 9
VMIV 3  1.59%
                      12/31/2002              N/A              9.599 0
                      12/31/2003              9.599              12.485 0
                      12/31/2004              12.485              13.555 0
                      12/31/2005              13.555              14.460 0
                      12/31/2006              14.460              16.867 0
                      12/31/2007              16.867              15.596 0
                      12/31/2008              15.596              8.233 0
                      12/31/2009              8.233              11.440 0
                      12/31/2010              11.440              12.509 0
VMIV 4  1.89%
                      12/31/2002              N/A              9.515 0
                      12/31/2003              9.515              12.339 1
                      12/31/2004              12.339              13.357 1
                      12/31/2005              13.357              14.206 1
                      12/31/2006              14.206              16.520 1
                      12/31/2007              16.520              15.229 1
                      12/31/2008              15.229              8.015 1
                      12/31/2009              8.015              11.104 0
                      12/31/2010              11.104              12.106 0
VMIV 6  2.05%
                      12/31/2003              N/A              12.262 3
                      12/31/2004              12.262              13.252 0
                      12/31/2005              13.252              14.072 0
                      12/31/2006              14.072              16.339 0
                      12/31/2007              16.339              15.038 0
                      12/31/2008              15.038              7.902 0
                      12/31/2009              7.902              10.929 0
                      12/31/2010              10.929              11.896 0

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011
Appendix

28

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 7  2.05%
                      12/31/2003              N/A              12.262 0
                      12/31/2004              12.262              13.252 0
                      12/31/2005              13.252              14.072 0
                      12/31/2006              14.072              16.339 0
                      12/31/2007              16.339              15.038 0
                      12/31/2008              15.038              7.902 0
                      12/31/2009              7.902              10.929 0
                      12/31/2010              10.929              11.896 0
VMIV 8  1.90%
                      12/31/2003              N/A              12.334 1
                      12/31/2004              12.334              13.350 1
                      12/31/2005              13.350              14.198 1
                      12/31/2006              14.198              16.509 2
                      12/31/2007              16.509              15.217 1
                      12/31/2008              15.217              8.008 1
                      12/31/2009              8.008              11.093 1
                      12/31/2010              11.093              12.092 1
VMIV 9  2.15%
                      12/31/2003              N/A              12.214 1
                      12/31/2004              12.214              13.187 2
                      12/31/2005              13.187              13.989 2
                      12/31/2006              13.989              16.226 2
                      12/31/2007              16.226              14.919 2
                      12/31/2008              14.919              7.831 1
                      12/31/2009              7.831              10.821 2
                      12/31/2010              10.821              11.767 2
Davis VA Value Portfolio
VMIV 1  1.49%
                      12/31/2002              N/A              7.946 96
                      12/31/2003              7.946              10.158 317
                      12/31/2004              10.158              11.241 251
                      12/31/2005              11.241              12.121 189
                      12/31/2006              12.121              13.734 139
                      12/31/2007              13.734              14.157 112
                      12/31/2008              14.157              8.323 77
                      12/31/2009              8.323              10.755 69
                      12/31/2010              10.755              11.948 57
VMIV 2  1.79%
                      12/31/2002              N/A              7.876 64
                      12/31/2003              7.876              10.039 137
                      12/31/2004              10.039              11.076 118
                      12/31/2005              11.076              11.908 109
                      12/31/2006              11.908              13.452 98
                      12/31/2007              13.452              13.824 94
                      12/31/2008              13.824              8.103 73
                      12/31/2009              8.103              10.439 55
                      12/31/2010              10.439              11.563 41

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 3  1.59%
                      12/31/2002              N/A              7.923 0
                      12/31/2003              7.923              10.118 0
                      12/31/2004              10.118              11.186 0
                      12/31/2005              11.186              12.049 0
                      12/31/2006              12.049              13.639 0
                      12/31/2007              13.639              14.045 0
                      12/31/2008              14.045              8.249 0
                      12/31/2009              8.249              10.649 0
                      12/31/2010              10.649              11.818 0
VMIV 4  1.89%
                      12/31/2002              N/A              7.854 0
                      12/31/2003              7.854              10.000 4
                      12/31/2004              10.000              11.022 4
                      12/31/2005              11.022              11.837 5
                      12/31/2006              11.837              13.359 3
                      12/31/2007              13.359              13.715 3
                      12/31/2008              13.715              8.031 3
                      12/31/2009              8.031              10.336 2
                      12/31/2010              10.336              11.437 2
VMIV 6  2.05%
                      12/31/2003              N/A              9.937 2
                      12/31/2004              9.937              10.935 3
                      12/31/2005              10.935              11.726 2
                      12/31/2006              11.726              13.212 2
                      12/31/2007              13.212              13.543 2
                      12/31/2008              13.543              7.917 2
                      12/31/2009              7.917              10.173 1
                      12/31/2010              10.173              11.239 1
VMIV 7  2.05%
                      12/31/2003              N/A              9.937 0
                      12/31/2004              9.937              10.935 0
                      12/31/2005              10.935              11.726 0
                      12/31/2006              11.726              13.212 0
                      12/31/2007              13.212              13.543 0
                      12/31/2008              13.543              7.917 0
                      12/31/2009              7.917              10.173 0
                      12/31/2010              10.173              11.239 0
VMIV 8  1.90%
                      12/31/2003              N/A              9.996 3
                      12/31/2004              9.996              11.016 4
                      12/31/2005              11.016              11.830 3
                      12/31/2006              11.830              13.350 3
                      12/31/2007              13.350              13.704 3
                      12/31/2008              13.704              8.024 3
                      12/31/2009              8.024              10.326 3
                      12/31/2010              10.326              11.425 3
VMIV 9  2.15%
                      12/31/2003              N/A              9.898 1
                      12/31/2004              9.898              10.882 2
                      12/31/2005              10.882              11.657 3
                      12/31/2006              11.657              13.121 3
                      12/31/2007              13.121              13.436 4
                      12/31/2008              13.436              7.847 3
                      12/31/2009              7.847              10.073 2
                      12/31/2010              10.073              11.117 2

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011
Appendix

29

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
Franklin Global Real Estate Securities Fund
VMIV 1  1.49%
                      12/31/2001              N/A              29.340 1185
                      12/31/2002              29.340              29.556 1078
                      12/31/2003              29.556              39.626 981
                      12/31/2004              39.626              51.603 848
                      12/31/2005              51.603              57.828 692
                      12/31/2006              57.828              68.868 538
                      12/31/2007              68.868              53.831 388
                      12/31/2008              53.831              30.640 309
                      12/31/2009              30.640              36.047 257
                      12/31/2010              36.047              43.058 218
VMIV 2  1.79%
                      12/31/2001              N/A              28.241 0
                      12/31/2002              28.241              28.363 12
                      12/31/2003              28.363              37.913 32
                      12/31/2004              37.913              49.224 34
                      12/31/2005              49.224              54.998 34
                      12/31/2006              54.998              65.301 28
                      12/31/2007              65.301              50.890 20
                      12/31/2008              50.890              28.879 15
                      12/31/2009              28.879              33.874 12
                      12/31/2010              33.874              40.340 9
VMIV 3  1.59%
                      12/31/2001              N/A              28.972 0
                      12/31/2002              28.972              29.156 0
                      12/31/2003              29.156              39.050 0
                      12/31/2004              39.050              50.803 0
                      12/31/2005              50.803              56.875 0
                      12/31/2006              56.875              67.665 0
                      12/31/2007              67.665              52.838 0
                      12/31/2008              52.838              30.045 0
                      12/31/2009              30.045              35.311 0
                      12/31/2010              35.311              42.136 0
VMIV 4  1.89%
                      12/31/2001              N/A              27.883 0
                      12/31/2002              27.883              27.975 6
                      12/31/2003              27.975              37.357 6
                      12/31/2004              37.357              48.454 7
                      12/31/2005              48.454              54.083 7
                      12/31/2006              54.083              64.151 6
                      12/31/2007              64.151              49.943 6
                      12/31/2008              49.943              28.313 5
                      12/31/2009              28.313              33.177 5
                      12/31/2010              33.177              39.471 3
VMIV 6  2.05%
                      12/31/2003              N/A              36.484 0
                      12/31/2004              36.484              47.246 0
                      12/31/2005              47.246              52.650 1
                      12/31/2006              52.650              62.352 1
                      12/31/2007              62.352              48.465 1
                      12/31/2008              48.465              27.431 1
                      12/31/2009              27.431              32.092 1
                      12/31/2010              32.092              38.119 0

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 7  2.05%
                      12/31/2003              N/A              36.484 0
                      12/31/2004              36.484              47.246 0
                      12/31/2005              47.246              52.650 0
                      12/31/2006              52.650              62.352 0
                      12/31/2007              62.352              48.465 0
                      12/31/2008              48.465              27.431 0
                      12/31/2009              27.431              32.092 0
                      12/31/2010              32.092              38.119 0
VMIV 8  1.90%
                      12/31/2003              N/A              37.302 1
                      12/31/2004              37.302              48.377 2
                      12/31/2005              48.377              53.992 2
                      12/31/2006              53.992              64.037 2
                      12/31/2007              64.037              49.849 2
                      12/31/2008              49.849              28.257 2
                      12/31/2009              28.257              33.108 2
                      12/31/2010              33.108              39.385 1
VMIV 9  2.15%
                      12/31/2003              N/A              35.949 2
                      12/31/2004              35.949              46.506 3
                      12/31/2005              46.506              51.774 3
                      12/31/2006              51.774              61.254 3
                      12/31/2007              61.254              47.563 3
                      12/31/2008              47.563              26.894 3
                      12/31/2009              26.894              31.432 3
                      12/31/2010              31.432              37.297 2
Franklin Growth and Income Securities Fund
VMIV 1  1.49%
                      12/31/2001              N/A              29.053 4359
                      12/31/2002              29.053              24.179 3944
                      12/31/2003              24.179              30.030 3430
                      12/31/2004              30.030              32.811 2938
                      12/31/2005              32.811              33.527 2313
                      12/31/2006              33.527              38.664 1762
                      12/31/2007              38.664              36.771 1392
                      12/31/2008              36.771              23.564 1082
                      12/31/2009              23.564              29.442 906
                      12/31/2010              29.442              33.919 760
VMIV 2  1.79%
                      12/31/2001              N/A              27.964 2
                      12/31/2002              27.964              23.204 26
                      12/31/2003              23.204              28.732 41
                      12/31/2004              28.732              31.299 45
                      12/31/2005              31.299              31.886 43
                      12/31/2006              31.886              36.662 41
                      12/31/2007              36.662              34.762 37
                      12/31/2008              34.762              22.209 24
                      12/31/2009              22.209              27.667 16
                      12/31/2010              27.667              31.778 12

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011
Appendix

30

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 3  1.59%
                      12/31/2001              N/A              28.688 0
                      12/31/2002              28.688              23.852 0
                      12/31/2003              23.852              29.594 0
                      12/31/2004              29.594              32.303 0
                      12/31/2005              32.303              32.974 0
                      12/31/2006              32.974              37.989 1
                      12/31/2007              37.989              36.092 1
                      12/31/2008              36.092              23.106 0
                      12/31/2009              23.106              28.841 0
                      12/31/2010              28.841              33.193 0
VMIV 4  1.89%
                      12/31/2001              N/A              27.609 0
                      12/31/2002              27.609              22.886 9
                      12/31/2003              22.886              28.310 11
                      12/31/2004              28.310              30.809 11
                      12/31/2005              30.809              31.355 11
                      12/31/2006              31.355              36.016 11
                      12/31/2007              36.016              34.115 10
                      12/31/2008              34.115              21.774 9
                      12/31/2009              21.774              27.098 8
                      12/31/2010              27.098              31.093 6
VMIV 6  2.05%
                      12/31/2003              N/A              27.649 1
                      12/31/2004              27.649              30.041 4
                      12/31/2005              30.041              30.525 4
                      12/31/2006              30.525              35.006 6
                      12/31/2007              35.006              33.105 0
                      12/31/2008              33.105              21.096 0
                      12/31/2009              21.096              26.211 0
                      12/31/2010              26.211              30.028 0
VMIV 7  2.05%
                      12/31/2003              N/A              27.649 0
                      12/31/2004              27.649              30.041 0
                      12/31/2005              30.041              30.525 0
                      12/31/2006              30.525              35.006 0
                      12/31/2007              35.006              33.105 0
                      12/31/2008              33.105              21.096 0
                      12/31/2009              21.096              26.211 0
                      12/31/2010              26.211              30.028 0
VMIV 8  1.90%
                      12/31/2003              N/A              28.269 1
                      12/31/2004              28.269              30.760 2
                      12/31/2005              30.760              31.303 3
                      12/31/2006              31.303              35.952 3
                      12/31/2007              35.952              34.051 3
                      12/31/2008              34.051              21.731 3
                      12/31/2009              21.731              27.041 3
                      12/31/2010              27.041              31.025 2
VMIV 9  2.15%
                      12/31/2003              N/A              27.243 1
                      12/31/2004              27.243              29.571 4
                      12/31/2005              29.571              30.017 6
                      12/31/2006              30.017              34.389 6
                      12/31/2007              34.389              32.489 7
                      12/31/2008              32.489              20.683 6
                      12/31/2009              20.683              25.672 6
                      12/31/2010              25.672              29.381 6

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
Franklin High Income Securities Fund
VMIV 1  1.49%
                      12/31/2001              N/A              18.220 2807
                      12/31/2002              18.220              16.236 2443
                      12/31/2003              16.236              21.034 2321
                      12/31/2004              21.034              22.802 1753
                      12/31/2005              22.802              23.302 1317
                      12/31/2006              23.302              25.135 1025
                      12/31/2007              25.135              25.507 781
                      12/31/2008              25.507              19.308 583
                      12/31/2009              19.308              27.201 505
                      12/31/2010              27.201              30.472 425
VMIV 2  1.79%
                      12/31/2001              N/A              17.537 1
                      12/31/2002              17.537              15.581 66
                      12/31/2003              15.581              20.125 173
                      12/31/2004              20.125              21.751 37
                      12/31/2005              21.751              22.161 35
                      12/31/2006              22.161              23.833 36
                      12/31/2007              23.833              24.114 25
                      12/31/2008              24.114              18.198 14
                      12/31/2009              18.198              25.561 16
                      12/31/2010              25.561              28.549 12
VMIV 3  1.59%
                      12/31/2001              N/A              17.991 0
                      12/31/2002              17.991              16.016 0
                      12/31/2003              16.016              20.728 0
                      12/31/2004              20.728              22.448 0
                      12/31/2005              22.448              22.918 0
                      12/31/2006              22.918              24.695 0
                      12/31/2007              24.695              25.037 0
                      12/31/2008              25.037              18.933 0
                      12/31/2009              18.933              26.645 0
                      12/31/2010              26.645              29.820 0
VMIV 4  1.89%
                      12/31/2001              N/A              17.315 0
                      12/31/2002              17.315              15.368 4
                      12/31/2003              15.368              19.830 8
                      12/31/2004              19.830              21.410 5
                      12/31/2005              21.410              21.793 4
                      12/31/2006              21.793              23.413 4
                      12/31/2007              23.413              23.665 1
                      12/31/2008              23.665              17.842 1
                      12/31/2009              17.842              25.035 3
                      12/31/2010              25.035              27.934 2
VMIV 6  2.05%
                      12/31/2003              N/A              19.366 0
                      12/31/2004              19.366              20.876 3
                      12/31/2005              20.876              21.216 3
                      12/31/2006              21.216              22.757 3
                      12/31/2007              22.757              22.965 3
                      12/31/2008              22.965              17.286 2
                      12/31/2009              17.286              24.216 3
                      12/31/2010              24.216              26.977 2

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011
Appendix

31

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 7  2.05%
                      12/31/2003              N/A              19.366 0
                      12/31/2004              19.366              20.876 0
                      12/31/2005              20.876              21.216 0
                      12/31/2006              21.216              22.757 0
                      12/31/2007              22.757              22.965 0
                      12/31/2008              22.965              17.286 0
                      12/31/2009              17.286              24.216 0
                      12/31/2010              24.216              26.977 0
VMIV 8  1.90%
                      12/31/2003              N/A              19.800 30
                      12/31/2004              19.800              21.376 2
                      12/31/2005              21.376              21.756 2
                      12/31/2006              21.756              23.372 2
                      12/31/2007              23.372              23.621 2
                      12/31/2008              23.621              17.806 2
                      12/31/2009              17.806              24.983 2
                      12/31/2010              24.983              27.873 2
VMIV 9  2.15%
                      12/31/2003              N/A              19.082 1
                      12/31/2004              19.082              20.550 1
                      12/31/2005              20.550              20.863 1
                      12/31/2006              20.863              22.356 1
                      12/31/2007              22.356              22.537 1
                      12/31/2008              22.537              16.947 1
                      12/31/2009              16.947              23.718 1
                      12/31/2010              23.718              26.396 1
Franklin Income Securities Fund
VMIV 1  1.49%
                      12/31/2001              N/A              28.273 3485
                      12/31/2002              28.273              27.751 3112
                      12/31/2003              27.751              36.118 2857
                      12/31/2004              36.118              40.608 2544
                      12/31/2005              40.608              40.742 2051
                      12/31/2006              40.742              47.556 1693
                      12/31/2007              47.556              48.729 1422
                      12/31/2008              48.729              33.888 1078
                      12/31/2009              33.888              45.368 912
                      12/31/2010              45.368              50.447 791
VMIV 2  1.79%
                      12/31/2001              N/A              27.214 1
                      12/31/2002              27.214              26.632 66
                      12/31/2003              26.632              34.557 101
                      12/31/2004              34.557              38.737 89
                      12/31/2005              38.737              38.748 91
                      12/31/2006              38.748              45.094 96
                      12/31/2007              45.094              46.067 112
                      12/31/2008              46.067              31.940 86
                      12/31/2009              31.940              42.632 79
                      12/31/2010              42.632              47.263 60

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 3  1.59%
                      12/31/2001              N/A              27.918 0
                      12/31/2002              27.918              27.376 0
                      12/31/2003              27.376              35.593 0
                      12/31/2004              35.593              39.979 0
                      12/31/2005              39.979              40.070 1
                      12/31/2006              40.070              46.725 1
                      12/31/2007              46.725              47.830 1
                      12/31/2008              47.830              33.229 0
                      12/31/2009              33.229              44.441 0
                      12/31/2010              44.441              49.368 0
VMIV 4  1.89%
                      12/31/2001              N/A              26.869 0
                      12/31/2002              26.869              26.267 7
                      12/31/2003              26.267              34.050 12
                      12/31/2004              34.050              38.130 12
                      12/31/2005              38.130              38.103 13
                      12/31/2006              38.103              44.299 14
                      12/31/2007              44.299              45.210 13
                      12/31/2008              45.210              31.315 5
                      12/31/2009              31.315              41.755 3
                      12/31/2010              41.755              46.245 3
VMIV 6  2.05%
                      12/31/2003              N/A              33.254 1
                      12/31/2004              33.254              37.180 14
                      12/31/2005              37.180              37.094 17
                      12/31/2006              37.094              43.057 18
                      12/31/2007              43.057              43.871 17
                      12/31/2008              43.871              30.339 14
                      12/31/2009              30.339              40.389 8
                      12/31/2010              40.389              44.661 8
VMIV 7  2.05%
                      12/31/2003              N/A              33.254 0
                      12/31/2004              33.254              37.180 0
                      12/31/2005              37.180              37.094 0
                      12/31/2006              37.094              43.057 0
                      12/31/2007              43.057              43.871 0
                      12/31/2008              43.871              30.339 0
                      12/31/2009              30.339              40.389 0
                      12/31/2010              40.389              44.661 0
VMIV 8  1.90%
                      12/31/2003              N/A              33.999 11
                      12/31/2004              33.999              38.070 11
                      12/31/2005              38.070              38.039 10
                      12/31/2006              38.039              44.220 11
                      12/31/2007              44.220              45.125 15
                      12/31/2008              45.125              31.253 10
                      12/31/2009              31.253              41.668 10
                      12/31/2010              41.668              46.144 7

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011
Appendix

32

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 9  2.15%
                      12/31/2003              N/A              32.766 0
                      12/31/2004              32.766              36.597 1
                      12/31/2005              36.597              36.477 1
                      12/31/2006              36.477              42.298 2
                      12/31/2007              42.298              43.055 3
                      12/31/2008              43.055              29.745 4
                      12/31/2009              29.745              39.559 3
                      12/31/2010              39.559              43.698 3
Franklin Large Cap Growth Securities Fund
VMIV 1  1.49%
                      12/31/2001              N/A              18.356 6822
                      12/31/2002              18.356              13.936 5537
                      12/31/2003              13.936              17.455 4892
                      12/31/2004              17.455              18.611 4162
                      12/31/2005              18.611              18.576 3193
                      12/31/2006              18.576              20.347 2432
                      12/31/2007              20.347              21.353 1852
                      12/31/2008              21.353              13.802 1486
                      12/31/2009              13.802              17.683 1279
                      12/31/2010              17.683              19.486 1106
VMIV 2  1.79%
                      12/31/2001              N/A              18.046 0
                      12/31/2002              18.046              13.659 27
                      12/31/2003              13.659              17.058 41
                      12/31/2004              17.058              18.133 47
                      12/31/2005              18.133              18.045 41
                      12/31/2006              18.045              19.706 38
                      12/31/2007              19.706              20.618 36
                      12/31/2008              20.618              13.287 27
                      12/31/2009              13.287              16.972 16
                      12/31/2010              16.972              18.646 15
VMIV 3  1.59%
                      12/31/2001              N/A              18.252 0
                      12/31/2002              18.252              13.843 0
                      12/31/2003              13.843              17.322 0
                      12/31/2004              17.322              18.450 1
                      12/31/2005              18.450              18.397 1
                      12/31/2006              18.397              20.131 0
                      12/31/2007              20.131              21.105 0
                      12/31/2008              21.105              13.628 0
                      12/31/2009              13.628              17.443 0
                      12/31/2010              17.443              19.202 0
VMIV 4  1.89%
                      12/31/2001              N/A              17.944 0
                      12/31/2002              17.944              13.569 2
                      12/31/2003              13.569              16.928 3
                      12/31/2004              16.928              17.976 3
                      12/31/2005              17.976              17.871 2
                      12/31/2006              17.871              19.497 2
                      12/31/2007              19.497              20.378 2
                      12/31/2008              20.378              13.120 2
                      12/31/2009              13.120              16.742 2
                      12/31/2010              16.742              18.375 1

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 6  2.05%
                      12/31/2003              N/A              16.721 1
                      12/31/2004              16.721              17.728 7
                      12/31/2005              17.728              17.596 7
                      12/31/2006              17.596              19.167 4
                      12/31/2007              19.167              20.001 3
                      12/31/2008              20.001              12.856 3
                      12/31/2009              12.856              16.379 2
                      12/31/2010              16.379              17.948 2
VMIV 7  2.05%
                      12/31/2003              N/A              16.721 0
                      12/31/2004              16.721              17.728 0
                      12/31/2005              17.728              17.596 0
                      12/31/2006              17.596              19.167 0
                      12/31/2007              19.167              20.001 0
                      12/31/2008              20.001              12.856 0
                      12/31/2009              12.856              16.379 0
                      12/31/2010              16.379              17.948 0
VMIV 8  1.90%
                      12/31/2003              N/A              16.915 1
                      12/31/2004              16.915              17.961 2
                      12/31/2005              17.961              17.854 3
                      12/31/2006              17.854              19.476 4
                      12/31/2007              19.476              20.355 4
                      12/31/2008              20.355              13.103 4
                      12/31/2009              13.103              16.719 3
                      12/31/2010              16.719              18.348 2
VMIV 9  2.15%
                      12/31/2003              N/A              16.593 3
                      12/31/2004              16.593              17.575 4
                      12/31/2005              17.575              17.427 4
                      12/31/2006              17.427              18.963 4
                      12/31/2007              18.963              19.769 4
                      12/31/2008              19.769              12.694 3
                      12/31/2009              12.694              16.157 3
                      12/31/2010              16.157              17.686 3
Franklin Rising Dividends Securities Fund
VMIV 1  1.49%
                      12/31/2001              N/A              25.041 3084
                      12/31/2002              25.041              24.345 2853
                      12/31/2003              24.345              29.952 2593
                      12/31/2004              29.952              32.828 2321
                      12/31/2005              32.828              33.534 1811
                      12/31/2006              33.534              38.798 1391
                      12/31/2007              38.798              37.298 1102
                      12/31/2008              37.298              26.845 873
                      12/31/2009              26.845              31.123 710
                      12/31/2010              31.123              37.083 598

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011
Appendix

33

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 2  1.79%
                      12/31/2001              N/A              24.312 0
                      12/31/2002              24.312              23.566 40
                      12/31/2003              23.566              28.906 96
                      12/31/2004              28.906              31.586 97
                      12/31/2005              31.586              32.170 83
                      12/31/2006              32.170              37.108 78
                      12/31/2007              37.108              35.566 68
                      12/31/2008              35.566              25.522 59
                      12/31/2009              25.522              29.499 43
                      12/31/2010              29.499              35.043 31
VMIV 3  1.59%
                      12/31/2001              N/A              24.796 0
                      12/31/2002              24.796              24.083 0
                      12/31/2003              24.083              29.601 1
                      12/31/2004              29.601              32.410 1
                      12/31/2005              32.410              33.074 1
                      12/31/2006              33.074              38.228 1
                      12/31/2007              38.228              36.713 0
                      12/31/2008              36.713              26.398 0
                      12/31/2009              26.398              30.573 0
                      12/31/2010              30.573              36.392 0
VMIV 4  1.89%
                      12/31/2001              N/A              24.073 0
                      12/31/2002              24.073              23.311 8
                      12/31/2003              23.311              28.565 9
                      12/31/2004              28.565              31.182 10
                      12/31/2005              31.182              31.727 9
                      12/31/2006              31.727              36.560 8
                      12/31/2007              36.560              35.006 9
                      12/31/2008              35.006              25.095 7
                      12/31/2009              25.095              28.977 6
                      12/31/2010              28.977              34.388 3
VMIV 6  2.05%
                      12/31/2003              N/A              28.023 1
                      12/31/2004              28.023              30.541 4
                      12/31/2005              30.541              31.025 5
                      12/31/2006              31.025              35.695 3
                      12/31/2007              35.695              34.122 2
                      12/31/2008              34.122              24.422 2
                      12/31/2009              24.422              28.155 1
                      12/31/2010              28.155              33.359 1
VMIV 7  2.05%
                      12/31/2003              N/A              28.023 0
                      12/31/2004              28.023              30.541 0
                      12/31/2005              30.541              31.025 0
                      12/31/2006              31.025              35.695 0
                      12/31/2007              35.695              34.122 0
                      12/31/2008              34.122              24.422 0
                      12/31/2009              24.422              28.155 0
                      12/31/2010              28.155              33.359 0

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 8  1.90%
                      12/31/2003              N/A              28.529 1
                      12/31/2004              28.529              31.140 5
                      12/31/2005              31.140              31.680 5
                      12/31/2006              31.680              36.503 5
                      12/31/2007              36.503              34.948 5
                      12/31/2008              34.948              25.050 4
                      12/31/2009              25.050              28.923 4
                      12/31/2010              28.923              34.321 3
VMIV 9  2.15%
                      12/31/2003              N/A              27.691 2
                      12/31/2004              27.691              30.149 7
                      12/31/2005              30.149              30.596 8
                      12/31/2006              30.596              35.166 8
                      12/31/2007              35.166              33.583 8
                      12/31/2008              33.583              24.012 7
                      12/31/2009              24.012              27.654 7
                      12/31/2010              27.654              32.734 7
Franklin Small Cap Value Securities Fund
VMIV 1  1.49%
                      12/31/2001              N/A              10.722 1364
                      12/31/2002              10.722              9.608 1326
                      12/31/2003              9.608              12.539 1188
                      12/31/2004              12.539              15.329 1042
                      12/31/2005              15.329              16.460 733
                      12/31/2006              16.460              19.024 547
                      12/31/2007              19.024              18.340 386
                      12/31/2008              18.340              12.129 285
                      12/31/2009              12.129              15.481 227
                      12/31/2010              15.481              19.597 184
VMIV 2  1.79%
                      12/31/2001              N/A              10.605 0
                      12/31/2002              10.605              9.474 60
                      12/31/2003              9.474              12.328 130
                      12/31/2004              12.328              15.025 133
                      12/31/2005              15.025              16.086 127
                      12/31/2006              16.086              18.535 113
                      12/31/2007              18.535              17.816 95
                      12/31/2008              17.816              11.747 71
                      12/31/2009              11.747              14.948 52
                      12/31/2010              14.948              18.865 32
VMIV 3  1.59%
                      12/31/2001              N/A              10.683 0
                      12/31/2002              10.683              9.563 0
                      12/31/2003              9.563              12.468 0
                      12/31/2004              12.468              15.227 0
                      12/31/2005              15.227              16.334 0
                      12/31/2006              16.334              18.859 0
                      12/31/2007              18.859              18.164 0
                      12/31/2008              18.164              12.001 0
                      12/31/2009              12.001              15.301 0
                      12/31/2010              15.301              19.350 0

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011
Appendix

34

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 4  1.89%
                      12/31/2001              N/A              10.566 0
                      12/31/2002              10.566              9.430 17
                      12/31/2003              9.430              12.258 16
                      12/31/2004              12.258              14.925 16
                      12/31/2005              14.925              15.963 15
                      12/31/2006              15.963              18.375 11
                      12/31/2007              18.375              17.644 9
                      12/31/2008              17.644              11.622 9
                      12/31/2009              11.622              14.774 7
                      12/31/2010              14.774              18.628 7
VMIV 6  2.05%
                      12/31/2003              N/A              12.147 0
                      12/31/2004              12.147              14.767 2
                      12/31/2005              14.767              15.768 5
                      12/31/2006              15.768              18.122 5
                      12/31/2007              18.122              17.373 5
                      12/31/2008              17.373              11.425 5
                      12/31/2009              11.425              14.501 3
                      12/31/2010              14.501              18.254 3
VMIV 7  2.05%
                      12/31/2003              N/A              12.147 0
                      12/31/2004              12.147              14.767 0
                      12/31/2005              14.767              15.768 0
                      12/31/2006              15.768              18.122 0
                      12/31/2007              18.122              17.373 0
                      12/31/2008              17.373              11.425 0
                      12/31/2009              11.425              14.501 0
                      12/31/2010              14.501              18.254 0
VMIV 8  1.90%
                      12/31/2003              N/A              12.251 1
                      12/31/2004              12.251              14.915 4
                      12/31/2005              14.915              15.951 4
                      12/31/2006              15.951              18.359 4
                      12/31/2007              18.359              17.627 5
                      12/31/2008              17.627              11.610 3
                      12/31/2009              11.610              14.757 4
                      12/31/2010              14.757              18.604 3
VMIV 9  2.15%
                      12/31/2003              N/A              12.078 1
                      12/31/2004              12.078              14.668 4
                      12/31/2005              14.668              15.648 5
                      12/31/2006              15.648              17.966 4
                      12/31/2007              17.966              17.206 4
                      12/31/2008              17.206              11.304 3
                      12/31/2009              11.304              14.332 3
                      12/31/2010              14.332              18.024 3

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
Franklin Small-Mid Cap Growth Securities Fund
VMIV 1  1.49%
                      12/31/2001              N/A              19.898 5025
                      12/31/2002              19.898              14.013 4620
                      12/31/2003              14.013              18.998 4108
                      12/31/2004              18.998              20.907 3499
                      12/31/2005              20.907              21.646 2658
                      12/31/2006              21.646              23.236 2069
                      12/31/2007              23.236              25.525 1643
                      12/31/2008              25.525              14.499 1301
                      12/31/2009              14.499              20.562 1091
                      12/31/2010              20.562              25.917 924
VMIV 2  1.79%
                      12/31/2001              N/A              19.533 1
                      12/31/2002              19.533              13.714 19
                      12/31/2003              13.714              18.537 35
                      12/31/2004              18.537              20.339 35
                      12/31/2005              20.339              20.995 32
                      12/31/2006              20.995              22.470 30
                      12/31/2007              22.470              24.609 26
                      12/31/2008              24.609              13.937 20
                      12/31/2009              13.937              19.705 16
                      12/31/2010              19.705              24.763 15
VMIV 3  1.59%
                      12/31/2001              N/A              19.775 0
                      12/31/2002              19.775              13.913 2
                      12/31/2003              13.913              18.843 2
                      12/31/2004              18.843              20.715 2
                      12/31/2005              20.715              21.427 2
                      12/31/2006              21.427              22.978 1
                      12/31/2007              22.978              25.216 1
                      12/31/2008              25.216              14.309 0
                      12/31/2009              14.309              20.272 0
                      12/31/2010              20.272              25.527 0
VMIV 4  1.89%
                      12/31/2001              N/A              19.412 0
                      12/31/2002              19.412              13.616 10
                      12/31/2003              13.616              18.386 10
                      12/31/2004              18.386              20.153 9
                      12/31/2005              20.153              20.782 8
                      12/31/2006              20.782              22.221 8
                      12/31/2007              22.221              24.311 8
                      12/31/2008              24.311              13.754 7
                      12/31/2009              13.754              19.428 6
                      12/31/2010              19.428              24.390 4
VMIV 6  2.05%
                      12/31/2003              N/A              18.148 1
                      12/31/2004              18.148              19.859 1
                      12/31/2005              19.859              20.447 1
                      12/31/2006              20.447              21.827 0
                      12/31/2007              21.827              23.842 0
                      12/31/2008              23.842              13.467 0
                      12/31/2009              13.467              18.992 0
                      12/31/2010              18.992              23.805 0

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011
Appendix

35

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 7  2.05%
                      12/31/2003              N/A              18.148 0
                      12/31/2004              18.148              19.859 0
                      12/31/2005              19.859              20.447 0
                      12/31/2006              20.447              21.827 0
                      12/31/2007              21.827              23.842 0
                      12/31/2008              23.842              13.467 0
                      12/31/2009              13.467              18.992 0
                      12/31/2010              18.992              23.805 0
VMIV 8  1.90%
                      12/31/2003              N/A              18.371 2
                      12/31/2004              18.371              20.134 2
                      12/31/2005              20.134              20.761 3
                      12/31/2006              20.761              22.196 3
                      12/31/2007              22.196              24.281 3
                      12/31/2008              24.281              13.736 3
                      12/31/2009              13.736              19.400 2
                      12/31/2010              19.400              24.353 2
VMIV 9  2.15%
                      12/31/2003              N/A              18.000 2
                      12/31/2004              18.000              19.678 2
                      12/31/2005              19.678              20.240 1
                      12/31/2006              20.240              21.584 2
                      12/31/2007              21.584              23.553 2
                      12/31/2008              23.553              13.291 1
                      12/31/2009              13.291              18.725 1
                      12/31/2010              18.725              23.446 1
Franklin Templeton VIP Founding Funds Allocation Fund
VMIV 1  1.49%
                      12/31/2007              N/A              9.242 15
                      12/31/2008              9.242              5.839 41
                      12/31/2009              5.839              7.493 40
                      12/31/2010              7.493              8.139 181
VMIV 2  1.79%
                      12/31/2007              N/A              9.228 4
                      12/31/2008              9.228              5.813 10
                      12/31/2009              5.813              7.437 3
                      12/31/2010              7.437              8.054 2
VMIV 3  1.59%
                      12/31/2007              N/A              9.237 0
                      12/31/2008              9.237              5.830 0
                      12/31/2009              5.830              7.474 0
                      12/31/2010              7.474              8.110 0
VMIV 4  1.89%
                      12/31/2007              N/A              9.224 0
                      12/31/2008              9.224              5.804 1
                      12/31/2009              5.804              7.418 1
                      12/31/2010              7.418              8.026 1
VMIV 6  2.05%
                      12/31/2007              N/A              9.216 0
                      12/31/2008              9.216              5.790 0
                      12/31/2009              5.790              7.389 0
                      12/31/2010              7.389              7.981 0

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 7  2.05%
                      12/31/2007              N/A              9.216 0
                      12/31/2008              9.216              5.790 0
                      12/31/2009              5.790              7.389 0
                      12/31/2010              7.389              7.981 0
VMIV 8  1.90%
                      12/31/2007              N/A              9.223 0
                      12/31/2008              9.223              5.803 1
                      12/31/2009              5.803              7.417 0
                      12/31/2010              7.417              8.023 0
VMIV 9  2.15%
                      12/31/2007              N/A              9.212 0
                      12/31/2008              9.212              5.782 0
                      12/31/2009              5.782              7.370 0
                      12/31/2010              7.370              7.953 0
Franklin U.S. Government Fund
VMIV 1  1.49%
                      12/31/2001              N/A              21.483 3480
                      12/31/2002              21.483              23.300 3527
                      12/31/2003              23.300              23.514 2839
                      12/31/2004              23.514              24.025 2260
                      12/31/2005              24.025              24.297 1720
                      12/31/2006              24.297              24.970 1401
                      12/31/2007              24.970              26.284 1171
                      12/31/2008              26.284              27.943 971
                      12/31/2009              27.943              28.449 859
                      12/31/2010              28.449              29.586 760
VMIV 2  1.79%
                      12/31/2001              N/A              20.676 1
                      12/31/2002              20.676              22.358 63
                      12/31/2003              22.358              22.496 118
                      12/31/2004              22.496              22.915 111
                      12/31/2005              22.915              23.106 102
                      12/31/2006              23.106              23.675 91
                      12/31/2007              23.675              24.845 85
                      12/31/2008              24.845              26.334 82
                      12/31/2009              26.334              26.731 79
                      12/31/2010              26.731              27.716 44
VMIV 3  1.59%
                      12/31/2001              N/A              21.212 0
                      12/31/2002              21.212              22.982 1
                      12/31/2003              22.982              23.170 0
                      12/31/2004              23.170              23.650 0
                      12/31/2005              23.650              23.894 1
                      12/31/2006              23.894              24.532 1
                      12/31/2007              24.532              25.796 2
                      12/31/2008              25.796              27.397 2
                      12/31/2009              27.397              27.866 2
                      12/31/2010              27.866              28.950 1

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011
Appendix

36

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 4  1.89%
                      12/31/2001              N/A              20.414 0
                      12/31/2002              20.414              22.052 19
                      12/31/2003              22.052              22.166 22
                      12/31/2004              22.166              22.557 21
                      12/31/2005              22.557              22.722 22
                      12/31/2006              22.722              23.258 20
                      12/31/2007              23.258              24.383 18
                      12/31/2008              24.383              25.818 22
                      12/31/2009              25.818              26.181 14
                      12/31/2010              26.181              27.119 10
VMIV 6  2.05%
                      12/31/2003              N/A              21.648 6
                      12/31/2004              21.648              21.994 1
                      12/31/2005              21.994              22.120 2
                      12/31/2006              22.120              22.606 2
                      12/31/2007              22.606              23.661 2
                      12/31/2008              23.661              25.014 1
                      12/31/2009              25.014              25.325 1
                      12/31/2010              25.325              26.190 1
VMIV 7  2.05%
                      12/31/2003              N/A              21.648 0
                      12/31/2004              21.648              21.994 0
                      12/31/2005              21.994              22.120 0
                      12/31/2006              22.120              22.606 0
                      12/31/2007              22.606              23.661 0
                      12/31/2008              23.661              25.014 0
                      12/31/2009              25.014              25.325 0
                      12/31/2010              25.325              26.190 0
VMIV 8  1.90%
                      12/31/2003              N/A              22.133 1
                      12/31/2004              22.133              22.521 4
                      12/31/2005              22.521              22.684 4
                      12/31/2006              22.684              23.217 5
                      12/31/2007              23.217              24.337 3
                      12/31/2008              24.337              25.767 4
                      12/31/2009              25.767              26.127 3
                      12/31/2010              26.127              27.060 3
VMIV 9  2.15%
                      12/31/2003              N/A              21.330 2
                      12/31/2004              21.330              21.650 4
                      12/31/2005              21.650              21.752 5
                      12/31/2006              21.752              22.208 4
                      12/31/2007              22.208              23.221 4
                      12/31/2008              23.221              24.524 4
                      12/31/2009              24.524              24.804 3
                      12/31/2010              24.804              25.625 3
Jennison Portfolio
VMIV 1  1.49%
                      12/31/2010              N/A              10.444 16
VMIV 2  1.79%
                      12/31/2010              N/A              10.423 2
VMIV 3  1.59%
                      12/31/2010              N/A              10.437 0
VMIV 4  1.89%
                      12/31/2010              N/A              10.416 0

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 6  2.05%
                      12/31/2010              N/A              10.405 0
VMIV 7  2.05%
                      12/31/2010              N/A              10.405 0
VMIV 8  1.90%
                      12/31/2010              N/A              10.415 0
VMIV 9  2.15%
                      12/31/2010              N/A              10.398 0
Mutual Global Discovery Securities Fund
VMIV 1  1.49%
                      12/31/2001              N/A              14.703 6442
                      12/31/2002              14.703              13.173 5488
                      12/31/2003              13.173              16.767 4778
                      12/31/2004              16.767              19.583 4065
                      12/31/2005              19.583              22.435 3306
                      12/31/2006              22.435              27.257 2750
                      12/31/2007              27.257              30.121 2321
                      12/31/2008              30.121              21.279 1853
                      12/31/2009              21.279              25.919 1581
                      12/31/2010              25.919              28.662 1377
VMIV 2  1.79%
                      12/31/2001              N/A              14.478 0
                      12/31/2002              14.478              12.933 33
                      12/31/2003              12.933              16.412 80
                      12/31/2004              16.412              19.110 81
                      12/31/2005              19.110              21.828 97
                      12/31/2006              21.828              26.441 118
                      12/31/2007              26.441              29.130 132
                      12/31/2008              29.130              20.518 93
                      12/31/2009              20.518              24.917 82
                      12/31/2010              24.917              27.471 59
VMIV 3  1.59%
                      12/31/2001              N/A              14.627 0
                      12/31/2002              14.627              13.092 1
                      12/31/2003              13.092              16.648 1
                      12/31/2004              16.648              19.424 0
                      12/31/2005              19.424              22.230 0
                      12/31/2006              22.230              26.982 0
                      12/31/2007              26.982              29.787 0
                      12/31/2008              29.787              21.022 0
                      12/31/2009              21.022              25.581 0
                      12/31/2010              25.581              28.260 0
VMIV 4  1.89%
                      12/31/2001              N/A              14.404 0
                      12/31/2002              14.404              12.854 15
                      12/31/2003              12.854              16.295 15
                      12/31/2004              16.295              18.955 17
                      12/31/2005              18.955              21.629 16
                      12/31/2006              21.629              26.174 14
                      12/31/2007              26.174              28.808 16
                      12/31/2008              28.808              20.270 15
                      12/31/2009              20.270              24.592 15
                      12/31/2010              24.592              27.086 9

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011
Appendix

37

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 6  2.05%
                      12/31/2003              N/A              16.110 3
                      12/31/2004              16.110              18.710 6
                      12/31/2005              18.710              21.315 6
                      12/31/2006              21.315              25.752 8
                      12/31/2007              25.752              28.298 11
                      12/31/2008              28.298              19.880 11
                      12/31/2009              19.880              24.079 9
                      12/31/2010              24.079              26.479 4
VMIV 7  2.05%
                      12/31/2003              N/A              16.110 0
                      12/31/2004              16.110              18.710 0
                      12/31/2005              18.710              21.315 0
                      12/31/2006              21.315              25.752 0
                      12/31/2007              25.752              28.298 0
                      12/31/2008              28.298              19.880 0
                      12/31/2009              19.880              24.079 0
                      12/31/2010              24.079              26.479 0
VMIV 8  1.90%
                      12/31/2003              N/A              16.283 1
                      12/31/2004              16.283              18.940 2
                      12/31/2005              18.940              21.609 5
                      12/31/2006              21.609              26.147 6
                      12/31/2007              26.147              28.775 14
                      12/31/2008              28.775              20.245 5
                      12/31/2009              20.245              24.559 5
                      12/31/2010              24.559              27.047 4
VMIV 9  2.15%
                      12/31/2003              N/A              15.995 2
                      12/31/2004              15.995              18.558 4
                      12/31/2005              18.558              21.120 4
                      12/31/2006              21.120              25.492 4
                      12/31/2007              25.492              27.984 7
                      12/31/2008              27.984              19.639 6
                      12/31/2009              19.639              23.764 7
                      12/31/2010              23.764              26.107 4
Mutual Shares Securities Fund
VMIV 1  1.49%
                      12/31/2001              N/A              15.620 14838
                      12/31/2002              15.620              13.609 12905
                      12/31/2003              13.609              16.825 11299
                      12/31/2004              16.825              18.710 9645
                      12/31/2005              18.710              20.430 7646
                      12/31/2006              20.430              23.885 6225
                      12/31/2007              23.885              24.406 5002
                      12/31/2008              24.406              15.164 3930
                      12/31/2009              15.164              18.875 3277
                      12/31/2010              18.875              20.729 2785

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 2  1.79%
                      12/31/2001              N/A              15.380 4
                      12/31/2002              15.380              13.361 104
                      12/31/2003              13.361              16.468 210
                      12/31/2004              16.468              18.259 184
                      12/31/2005              18.259              19.877 184
                      12/31/2006              19.877              23.170 189
                      12/31/2007              23.170              23.603 185
                      12/31/2008              23.603              14.621 157
                      12/31/2009              14.621              18.146 119
                      12/31/2010              18.146              19.868 90
VMIV 3  1.59%
                      12/31/2001              N/A              15.539 0
                      12/31/2002              15.539              13.526 1
                      12/31/2003              13.526              16.705 1
                      12/31/2004              16.705              18.558 1
                      12/31/2005              18.558              20.244 0
                      12/31/2006              20.244              23.644 0
                      12/31/2007              23.644              24.135 0
                      12/31/2008              24.135              14.980 0
                      12/31/2009              14.980              18.629 0
                      12/31/2010              18.629              20.438 0
VMIV 4  1.89%
                      12/31/2001              N/A              15.302 0
                      12/31/2002              15.302              13.279 6
                      12/31/2003              13.279              16.351 8
                      12/31/2004              16.351              18.111 8
                      12/31/2005              18.111              19.697 8
                      12/31/2006              19.697              22.936 7
                      12/31/2007              22.936              23.342 14
                      12/31/2008              23.342              14.444 13
                      12/31/2009              14.444              17.909 9
                      12/31/2010              17.909              19.589 3
VMIV 6  2.05%
                      12/31/2003              N/A              16.165 2
                      12/31/2004              16.165              17.876 11
                      12/31/2005              17.876              19.410 15
                      12/31/2006              19.410              22.567 21
                      12/31/2007              22.567              22.929 20
                      12/31/2008              22.929              14.166 18
                      12/31/2009              14.166              17.535 17
                      12/31/2010              17.535              19.150 14
VMIV 7  2.05%
                      12/31/2003              N/A              16.165 0
                      12/31/2004              16.165              17.876 0
                      12/31/2005              17.876              19.410 0
                      12/31/2006              19.410              22.567 0
                      12/31/2007              22.567              22.929 0
                      12/31/2008              22.929              14.166 0
                      12/31/2009              14.166              17.535 0
                      12/31/2010              17.535              19.150 0

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011
Appendix

38

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 8  1.90%
                      12/31/2003              N/A              16.339 3
                      12/31/2004              16.339              18.096 3
                      12/31/2005              18.096              19.678 4
                      12/31/2006              19.678              22.913 5
                      12/31/2007              22.913              23.316 5
                      12/31/2008              23.316              14.427 5
                      12/31/2009              14.427              17.885 4
                      12/31/2010              17.885              19.561 4
VMIV 9  2.15%
                      12/31/2003              N/A              16.050 4
                      12/31/2004              16.050              17.731 6
                      12/31/2005              17.731              19.233 5
                      12/31/2006              19.233              22.339 5
                      12/31/2007              22.339              22.675 5
                      12/31/2008              22.675              13.995 5
                      12/31/2009              13.995              17.306 4
                      12/31/2010              17.306              18.881 4
Oppenheimer Global Securities Fund/VA
VMIV 1  1.49%
                      12/31/2002              N/A              6.894 51
                      12/31/2003              6.894              9.713 286
                      12/31/2004              9.713              11.403 180
                      12/31/2005              11.403              12.842 324
                      12/31/2006              12.842              14.892 95
                      12/31/2007              14.892              15.597 175
                      12/31/2008              15.597              9.191 103
                      12/31/2009              9.191              12.656 52
                      12/31/2010              12.656              14.459 45
VMIV 2  1.79%
                      12/31/2002              N/A              6.834 35
                      12/31/2003              6.834              9.600 68
                      12/31/2004              9.600              11.236 58
                      12/31/2005              11.236              12.616 147
                      12/31/2006              12.616              14.586 51
                      12/31/2007              14.586              15.231 101
                      12/31/2008              15.231              8.948 35
                      12/31/2009              8.948              12.285 33
                      12/31/2010              12.285              13.993 29
VMIV 3  1.59%
                      12/31/2002              N/A              6.874 0
                      12/31/2003              6.874              9.676 0
                      12/31/2004              9.676              11.347 0
                      12/31/2005              11.347              12.767 0
                      12/31/2006              12.767              14.789 0
                      12/31/2007              14.789              15.474 0
                      12/31/2008              15.474              9.109 0
                      12/31/2009              9.109              12.531 0
                      12/31/2010              12.531              14.302 0

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 4  1.89%
                      12/31/2002              N/A              6.814 7
                      12/31/2003              6.814              9.562 1
                      12/31/2004              9.562              11.181 1
                      12/31/2005              11.181              12.542 1
                      12/31/2006              12.542              14.485 1
                      12/31/2007              14.485              15.111 1
                      12/31/2008              15.111              8.868 1
                      12/31/2009              8.868              12.163 1
                      12/31/2010              12.163              13.841 1
VMIV 6  2.05%
                      12/31/2003              N/A              9.503 5
                      12/31/2004              9.503              11.093 1
                      12/31/2005              11.093              12.424 1
                      12/31/2006              12.424              14.326 1
                      12/31/2007              14.326              14.920 1
                      12/31/2008              14.920              8.743 1
                      12/31/2009              8.743              11.972 1
                      12/31/2010              11.972              13.601 1
VMIV 7  2.05%
                      12/31/2003              N/A              9.503 0
                      12/31/2004              9.503              11.093 0
                      12/31/2005              11.093              12.424 0
                      12/31/2006              12.424              14.326 0
                      12/31/2007              14.326              14.920 0
                      12/31/2008              14.920              8.743 0
                      12/31/2009              8.743              11.972 0
                      12/31/2010              11.972              13.601 0
VMIV 8  1.90%
                      12/31/2003              N/A              9.559 2
                      12/31/2004              9.559              11.175 5
                      12/31/2005              11.175              12.535 5
                      12/31/2006              12.535              14.475 5
                      12/31/2007              14.475              15.099 4
                      12/31/2008              15.099              8.860 4
                      12/31/2009              8.860              12.151 3
                      12/31/2010              12.151              13.826 2
VMIV 9  2.15%
                      12/31/2003              N/A              9.466 6
                      12/31/2004              9.466              11.039 9
                      12/31/2005              11.039              12.350 9
                      12/31/2006              12.350              14.227 8
                      12/31/2007              14.227              14.803 8
                      12/31/2008              14.803              8.665 5
                      12/31/2009              8.665              11.854 4
                      12/31/2010              11.854              13.453 4

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011
Appendix

39

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
Oppenheimer High Income Fund/VA
VMIV 1  1.49%
                      12/31/2002              N/A              9.199 232
                      12/31/2003              9.199              11.234 1321
                      12/31/2004              11.234              12.059 263
                      12/31/2005              12.059              12.156 33
                      12/31/2006              12.156              13.106 197
                      12/31/2007              13.106              12.898 26
                      12/31/2008              12.898              2.710 23
                      12/31/2009              2.710              3.346 23
                      12/31/2010              3.346              3.785 19
VMIV 2  1.79%
                      12/31/2002              N/A              9.118 2
                      12/31/2003              9.118              11.102 428
                      12/31/2004              11.102              11.883 58
                      12/31/2005              11.883              11.943 10
                      12/31/2006              11.943              12.837 96
                      12/31/2007              12.837              12.595 8
                      12/31/2008              12.595              2.639 6
                      12/31/2009              2.639              3.248 6
                      12/31/2010              3.248              3.663 6
VMIV 3  1.59%
                      12/31/2002              N/A              9.172 0
                      12/31/2003              9.172              11.190 0
                      12/31/2004              11.190              12.000 0
                      12/31/2005              12.000              12.085 0
                      12/31/2006              12.085              13.015 1
                      12/31/2007              13.015              12.796 1
                      12/31/2008              12.796              2.686 0
                      12/31/2009              2.686              3.313 0
                      12/31/2010              3.313              3.744 0
VMIV 4  1.89%
                      12/31/2002              N/A              9.092 0
                      12/31/2003              9.092              11.059 2
                      12/31/2004              11.059              11.824 2
                      12/31/2005              11.824              11.872 2
                      12/31/2006              11.872              12.748 2
                      12/31/2007              12.748              12.495 2
                      12/31/2008              12.495              2.615 2
                      12/31/2009              2.615              3.216 0
                      12/31/2010              3.216              3.623 0
VMIV 6  2.05%
                      12/31/2003              N/A              10.990 0
                      12/31/2004              10.990              11.732 3
                      12/31/2005              11.732              11.760 3
                      12/31/2006              11.760              12.608 3
                      12/31/2007              12.608              12.338 3
                      12/31/2008              12.338              2.578 3
                      12/31/2009              2.578              3.165 3
                      12/31/2010              3.165              3.560 8

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 7  2.05%
                      12/31/2003              N/A              10.990 0
                      12/31/2004              10.990              11.732 0
                      12/31/2005              11.732              11.760 0
                      12/31/2006              11.760              12.608 0
                      12/31/2007              12.608              12.338 0
                      12/31/2008              12.338              2.578 0
                      12/31/2009              2.578              3.165 0
                      12/31/2010              3.165              3.560 0
VMIV 8  1.90%
                      12/31/2003              N/A              11.055 1
                      12/31/2004              11.055              11.819 2
                      12/31/2005              11.819              11.865 2
                      12/31/2006              11.865              12.739 2
                      12/31/2007              12.739              12.486 1
                      12/31/2008              12.486              2.613 3
                      12/31/2009              2.613              3.213 3
                      12/31/2010              3.213              3.619 3
VMIV 9  2.15%
                      12/31/2003              N/A              10.947 0
                      12/31/2004              10.947              11.674 1
                      12/31/2005              11.674              11.691 1
                      12/31/2006              11.691              12.521 1
                      12/31/2007              12.521              12.241 1
                      12/31/2008              12.241              2.555 1
                      12/31/2009              2.555              3.134 1
                      12/31/2010              3.134              3.522 1
Oppenheimer Main Street Fund/VA
VMIV 1  1.49%
                      12/31/2002              N/A              6.664 87
                      12/31/2003              6.664              8.320 172
                      12/31/2004              8.320              8.972 164
                      12/31/2005              8.972              9.368 130
                      12/31/2006              9.368              10.616 94
                      12/31/2007              10.616              10.921 78
                      12/31/2008              10.921              6.620 51
                      12/31/2009              6.620              8.367 46
                      12/31/2010              8.367              9.571 40
VMIV 2  1.79%
                      12/31/2002              N/A              6.606 25
                      12/31/2003              6.606              8.223 83
                      12/31/2004              8.223              8.840 87
                      12/31/2005              8.840              9.203 73
                      12/31/2006              9.203              10.398 68
                      12/31/2007              10.398              10.665 61
                      12/31/2008              10.665              6.445 51
                      12/31/2009              6.445              8.122 45
                      12/31/2010              8.122              9.263 37

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011
Appendix

40

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 3  1.59%
                      12/31/2002              N/A              6.645 0
                      12/31/2003              6.645              8.287 0
                      12/31/2004              8.287              8.928 0
                      12/31/2005              8.928              9.312 0
                      12/31/2006              9.312              10.543 1
                      12/31/2007              10.543              10.835 1
                      12/31/2008              10.835              6.561 1
                      12/31/2009              6.561              8.284 1
                      12/31/2010              8.284              9.467 0
VMIV 4  1.89%
                      12/31/2002              N/A              6.587 1
                      12/31/2003              6.587              8.190 4
                      12/31/2004              8.190              8.797 4
                      12/31/2005              8.797              9.149 2
                      12/31/2006              9.149              10.327 2
                      12/31/2007              10.327              10.580 2
                      12/31/2008              10.580              6.388 2
                      12/31/2009              6.388              8.041 1
                      12/31/2010              8.041              9.162 1
VMIV 6  2.05%
                      12/31/2003              N/A              8.139 9
                      12/31/2004              8.139              8.728 6
                      12/31/2005              8.728              9.062 6
                      12/31/2006              9.062              10.213 6
                      12/31/2007              10.213              10.447 6
                      12/31/2008              10.447              6.297 4
                      12/31/2009              6.297              7.915 4
                      12/31/2010              7.915              9.003 3
VMIV 7  2.05%
                      12/31/2003              N/A              8.139 0
                      12/31/2004              8.139              8.728 0
                      12/31/2005              8.728              9.062 0
                      12/31/2006              9.062              10.213 0
                      12/31/2007              10.213              10.447 0
                      12/31/2008              10.447              6.297 0
                      12/31/2009              6.297              7.915 0
                      12/31/2010              7.915              9.003 0
VMIV 8  1.90%
                      12/31/2003              N/A              8.187 3
                      12/31/2004              8.187              8.793 8
                      12/31/2005              8.793              9.143 7
                      12/31/2006              9.143              10.319 7
                      12/31/2007              10.319              10.572 7
                      12/31/2008              10.572              6.382 5
                      12/31/2009              6.382              8.033 4
                      12/31/2010              8.033              9.152 4
VMIV 9  2.15%
                      12/31/2003              N/A              8.107 5
                      12/31/2004              8.107              8.685 11
                      12/31/2005              8.685              9.009 7
                      12/31/2006              9.009              10.143 7
                      12/31/2007              10.143              10.365 6
                      12/31/2008              10.365              6.241 4
                      12/31/2009              6.241              7.837 2
                      12/31/2010              7.837              8.905 2

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
PIMCO EqS Pathfinder World Portfolio
VMIV 1  1.49%
                      12/31/2010              N/A              10.351 2
VMIV 2  1.79%
                      12/31/2010              N/A              10.330 0
VMIV 3  1.59%
                      12/31/2010              N/A              10.344 0
VMIV 4  1.89%
                      12/31/2010              N/A              10.323 0
VMIV 6  2.05%
                      12/31/2010              N/A              10.312 0
VMIV 7  2.05%
                      12/31/2010              N/A              10.312 0
VMIV 8  1.90%
                      12/31/2010              N/A              10.322 0
VMIV 9  2.15%
                      12/31/2010              N/A              10.305 2
PIMCO VIT All Asset Portfolio
VMIV 1  1.49%
                      12/31/2004              N/A              11.871 99
                      12/31/2005              11.871              12.424 215
                      12/31/2006              12.424              12.811 150
                      12/31/2007              12.811              13.672 122
                      12/31/2008              13.672              11.335 111
                      12/31/2009              11.335              13.577 112
                      12/31/2010              13.577              15.127 162
VMIV 2  1.79%
                      12/31/2004              N/A              11.847 3
                      12/31/2005              11.847              12.362 7
                      12/31/2006              12.362              12.709 5
                      12/31/2007              12.709              13.522 2
                      12/31/2008              13.522              11.177 12
                      12/31/2009              11.177              13.347 7
                      12/31/2010              13.347              14.827 10
VMIV 3  1.59%
                      12/31/2004              N/A              11.863 0
                      12/31/2005              11.863              12.403 0
                      12/31/2006              12.403              12.777 0
                      12/31/2007              12.777              13.622 0
                      12/31/2008              13.622              11.282 0
                      12/31/2009              11.282              13.500 0
                      12/31/2010              13.500              15.026 0
VMIV 4  1.89%
                      12/31/2004              N/A              11.839 0
                      12/31/2005              11.839              12.341 0
                      12/31/2006              12.341              12.675 0
                      12/31/2007              12.675              13.472 0
                      12/31/2008              13.472              11.125 5
                      12/31/2009              11.125              13.272 5
                      12/31/2010              13.272              14.728 4

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011
Appendix

41

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 6  2.05%
                      12/31/2004              N/A              11.826 0
                      12/31/2005              11.826              12.309 0
                      12/31/2006              12.309              12.621 0
                      12/31/2007              12.621              13.393 0
                      12/31/2008              13.393              11.042 0
                      12/31/2009              11.042              13.152 0
                      12/31/2010              13.152              14.572 0
VMIV 7  2.05%
                      12/31/2004              N/A              11.826 0
                      12/31/2005              11.826              12.309 0
                      12/31/2006              12.309              12.621 0
                      12/31/2007              12.621              13.393 0
                      12/31/2008              13.393              11.042 0
                      12/31/2009              11.042              13.152 0
                      12/31/2010              13.152              14.572 0
VMIV 8  1.90%
                      12/31/2004              N/A              11.838 1
                      12/31/2005              11.838              12.339 2
                      12/31/2006              12.339              12.672 2
                      12/31/2007              12.672              13.467 1
                      12/31/2008              13.467              11.120 1
                      12/31/2009              11.120              13.264 2
                      12/31/2010              13.264              14.719 2
VMIV 9  2.15%
                      12/31/2004              N/A              11.818 3
                      12/31/2005              11.818              12.288 4
                      12/31/2006              12.288              12.588 4
                      12/31/2007              12.588              13.344 2
                      12/31/2008              13.344              10.991 2
                      12/31/2009              10.991              13.078 3
                      12/31/2010              13.078              14.475 3
PIMCO VIT CommodityRealReturn Strategy Portfolio
VMIV 1  1.49%
                      12/31/2005              N/A              11.030 38
                      12/31/2006              11.030              10.530 73
                      12/31/2007              10.530              12.785 62
                      12/31/2008              12.785              7.080 97
                      12/31/2009              7.080              9.872 119
                      12/31/2010              9.872              12.111 143
VMIV 2  1.79%
                      12/31/2005              N/A              11.008 6
                      12/31/2006              11.008              10.478 8
                      12/31/2007              10.478              12.683 4
                      12/31/2008              12.683              7.002 9
                      12/31/2009              7.002              9.734 19
                      12/31/2010              9.734              11.906 19
VMIV 3  1.59%
                      12/31/2005              N/A              11.022 0
                      12/31/2006              11.022              10.513 0
                      12/31/2007              10.513              12.751 0
                      12/31/2008              12.751              7.054 1
                      12/31/2009              7.054              9.826 2
                      12/31/2010              9.826              12.042 2

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 4  1.89%
                      12/31/2005              N/A              11.000 1
                      12/31/2006              11.000              10.460 1
                      12/31/2007              10.460              12.649 1
                      12/31/2008              12.649              6.976 1
                      12/31/2009              6.976              9.689 1
                      12/31/2010              9.689              11.839 1
VMIV 6  2.05%
                      12/31/2005              N/A              10.988 0
                      12/31/2006              10.988              10.433 0
                      12/31/2007              10.433              12.595 0
                      12/31/2008              12.595              6.935 0
                      12/31/2009              6.935              9.617 0
                      12/31/2010              9.617              11.732 0
VMIV 7  2.05%
                      12/31/2005              N/A              10.988 0
                      12/31/2006              10.988              10.433 0
                      12/31/2007              10.433              12.595 0
                      12/31/2008              12.595              6.935 0
                      12/31/2009              6.935              9.617 0
                      12/31/2010              9.617              11.732 0
VMIV 8  1.90%
                      12/31/2005              N/A              11.000 1
                      12/31/2006              11.000              10.459 0
                      12/31/2007              10.459              12.645 1
                      12/31/2008              12.645              6.974 2
                      12/31/2009              6.974              9.684 3
                      12/31/2010              9.684              11.832 2
VMIV 9  2.15%
                      12/31/2005              N/A              10.981 0
                      12/31/2006              10.981              10.415 0
                      12/31/2007              10.415              12.561 1
                      12/31/2008              12.561              6.910 3
                      12/31/2009              6.910              9.572 4
                      12/31/2010              9.572              11.665 3
PIMCO VIT Emerging Markets Bond Portfolio
VMIV 1  1.49%
                      12/31/2005              N/A              10.921 18
                      12/31/2006              10.921              11.758 27
                      12/31/2007              11.758              12.257 28
                      12/31/2008              12.257              10.313 30
                      12/31/2009              10.313              13.268 32
                      12/31/2010              13.268              14.663 39
VMIV 2  1.79%
                      12/31/2005              N/A              10.899 1
                      12/31/2006              10.899              11.699 8
                      12/31/2007              11.699              12.159 6
                      12/31/2008              12.159              10.200 5
                      12/31/2009              10.200              13.084 7
                      12/31/2010              13.084              14.415 8
VMIV 3  1.59%
                      12/31/2005              N/A              10.914 0
                      12/31/2006              10.914              11.738 0
                      12/31/2007              11.738              12.225 0
                      12/31/2008              12.225              10.275 0
                      12/31/2009              10.275              13.207 0
                      12/31/2010              13.207              14.580 0

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011
Appendix

42

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 4  1.89%
                      12/31/2005              N/A              10.892 0
                      12/31/2006              10.892              11.680 0
                      12/31/2007              11.680              12.127 0
                      12/31/2008              12.127              10.163 0
                      12/31/2009              10.163              13.023 0
                      12/31/2010              13.023              14.334 0
VMIV 6  2.05%
                      12/31/2005              N/A              10.880 0
                      12/31/2006              10.880              11.649 0
                      12/31/2007              11.649              12.075 0
                      12/31/2008              12.075              10.103 0
                      12/31/2009              10.103              12.925 0
                      12/31/2010              12.925              14.204 0
VMIV 7  2.05%
                      12/31/2005              N/A              10.880 0
                      12/31/2006              10.880              11.649 0
                      12/31/2007              11.649              12.075 0
                      12/31/2008              12.075              10.103 0
                      12/31/2009              10.103              12.925 0
                      12/31/2010              12.925              14.204 0
VMIV 8  1.90%
                      12/31/2005              N/A              10.891 0
                      12/31/2006              10.891              11.678 0
                      12/31/2007              11.678              12.124 0
                      12/31/2008              12.124              10.159 0
                      12/31/2009              10.159              13.016 0
                      12/31/2010              13.016              14.326 0
VMIV 9  2.15%
                      12/31/2005              N/A              10.873 0
                      12/31/2006              10.873              11.629 1
                      12/31/2007              11.629              12.043 1
                      12/31/2008              12.043              10.066 1
                      12/31/2009              10.066              12.865 1
                      12/31/2010              12.865              14.124 1
PIMCO VIT Global Bond Portfolio (Unhedged)
VMIV 1  1.49%
                      12/31/2005              N/A              9.343 57
                      12/31/2006              9.343              9.633 77
                      12/31/2007              9.633              10.415 147
                      12/31/2008              10.415              10.174 56
                      12/31/2009              10.174              11.714 51
                      12/31/2010              11.714              12.886 71
VMIV 2  1.79%
                      12/31/2005              N/A              9.324 0
                      12/31/2006              9.324              9.585 2
                      12/31/2007              9.585              10.332 62
                      12/31/2008              10.332              10.062 5
                      12/31/2009              10.062              11.551 2
                      12/31/2010              11.551              12.669 2
VMIV 3  1.59%
                      12/31/2005              N/A              9.337 0
                      12/31/2006              9.337              9.617 0
                      12/31/2007              9.617              10.387 0
                      12/31/2008              10.387              10.137 0
                      12/31/2009              10.137              11.659 0
                      12/31/2010              11.659              12.813 0

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 4  1.89%
                      12/31/2005              N/A              9.318 0
                      12/31/2006              9.318              9.569 0
                      12/31/2007              9.569              10.304 2
                      12/31/2008              10.304              10.025 2
                      12/31/2009              10.025              11.497 0
                      12/31/2010              11.497              12.597 0
VMIV 6  2.05%
                      12/31/2005              N/A              9.308 0
                      12/31/2006              9.308              9.544 0
                      12/31/2007              9.544              10.260 0
                      12/31/2008              10.260              9.967 0
                      12/31/2009              9.967              11.411 0
                      12/31/2010              11.411              12.483 0
VMIV 7  2.05%
                      12/31/2005              N/A              9.308 0
                      12/31/2006              9.308              9.544 0
                      12/31/2007              9.544              10.260 0
                      12/31/2008              10.260              9.967 0
                      12/31/2009              9.967              11.411 0
                      12/31/2010              11.411              12.483 0
VMIV 8  1.90%
                      12/31/2005              N/A              9.318 0
                      12/31/2006              9.318              9.568 0
                      12/31/2007              9.568              10.302 0
                      12/31/2008              10.302              10.022 0
                      12/31/2009              10.022              11.492 0
                      12/31/2010              11.492              12.590 0
VMIV 9  2.15%
                      12/31/2005              N/A              9.302 0
                      12/31/2006              9.302              9.528 0
                      12/31/2007              9.528              10.233 0
                      12/31/2008              10.233              9.930 0
                      12/31/2009              9.930              11.358 0
                      12/31/2010              11.358              12.412 0
PIMCO VIT High Yield Portfolio
VMIV 1  1.49%
                      12/31/2001              N/A              9.923 103
                      12/31/2002              9.923              9.658 766
                      12/31/2003              9.658              11.695 475
                      12/31/2004              11.695              12.624 849
                      12/31/2005              12.624              12.951 404
                      12/31/2006              12.951              13.921 236
                      12/31/2007              13.921              14.196 190
                      12/31/2008              14.196              10.693 168
                      12/31/2009              10.693              14.795 207
                      12/31/2010              14.795              16.690 114
VMIV 2  1.79%
                      12/31/2001              N/A              9.867 0
                      12/31/2002              9.867              9.574 17
                      12/31/2003              9.574              11.559 72
                      12/31/2004              11.559              12.439 478
                      12/31/2005              12.439              12.723 282
                      12/31/2006              12.723              13.635 48
                      12/31/2007              13.635              13.862 66
                      12/31/2008              13.862              10.411 57
                      12/31/2009              10.411              14.361 159
                      12/31/2010              14.361              16.152 47
The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011
Appendix

43

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 3  1.59%
                      12/31/2001              N/A              9.904 0
                      12/31/2002              9.904              9.630 0
                      12/31/2003              9.630              11.649 0
                      12/31/2004              11.649              12.562 0
                      12/31/2005              12.562              12.874 0
                      12/31/2006              12.874              13.825 0
                      12/31/2007              13.825              14.084 0
                      12/31/2008              14.084              10.598 0
                      12/31/2009              10.598              14.648 0
                      12/31/2010              14.648              16.508 0
VMIV 4  1.89%
                      12/31/2001              N/A              9.848 0
                      12/31/2002              9.848              9.546 15
                      12/31/2003              9.546              11.513 15
                      12/31/2004              11.513              12.378 19
                      12/31/2005              12.378              12.648 18
                      12/31/2006              12.648              13.541 9
                      12/31/2007              13.541              13.753 7
                      12/31/2008              13.753              10.318 6
                      12/31/2009              10.318              14.219 1
                      12/31/2010              14.219              15.976 2
VMIV 6  2.05%
                      12/31/2003              N/A              11.027 0
                      12/31/2004              11.027              11.835 2
                      12/31/2005              11.835              12.074 2
                      12/31/2006              12.074              12.907 2
                      12/31/2007              12.907              13.088 2
                      12/31/2008              13.088              9.803 2
                      12/31/2009              9.803              13.487 5
                      12/31/2010              13.487              15.130 5
VMIV 7  2.05%
                      12/31/2003              N/A              11.027 0
                      12/31/2004              11.027              11.835 0
                      12/31/2005              11.835              12.074 0
                      12/31/2006              12.074              12.907 0
                      12/31/2007              12.907              13.088 1
                      12/31/2008              13.088              9.803 0
                      12/31/2009              9.803              13.487 0
                      12/31/2010              13.487              15.130 0
VMIV 8  1.90%
                      12/31/2003              N/A              11.092 1
                      12/31/2004              11.092              11.923 52
                      12/31/2005              11.923              12.182 47
                      12/31/2006              12.182              13.042 2
                      12/31/2007              13.042              13.244 11
                      12/31/2008              13.244              9.935 2
                      12/31/2009              9.935              13.690 49
                      12/31/2010              13.690              15.380 2
VMIV 9  2.15%
                      12/31/2003              N/A              10.984 2
                      12/31/2004              10.984              11.777 4
                      12/31/2005              11.777              12.003 4
                      12/31/2006              12.003              12.818 4
                      12/31/2007              12.818              12.984 4
                      12/31/2008              12.984              9.716 3
                      12/31/2009              9.716              13.354 3
                      12/31/2010              13.354              14.966 4

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
PIMCO VIT Real Return Portfolio
VMIV 1  1.49%
                      12/31/2003              N/A              10.510 52
                      12/31/2004              10.510              11.277 283
                      12/31/2005              11.277              11.344 308
                      12/31/2006              11.344              11.257 210
                      12/31/2007              11.257              12.272 161
                      12/31/2008              12.272              11.238 247
                      12/31/2009              11.238              13.108 231
                      12/31/2010              13.108              13.961 247
VMIV 2  1.79%
                      12/31/2003              N/A              10.489 53
                      12/31/2004              10.489              11.221 68
                      12/31/2005              11.221              11.254 73
                      12/31/2006              11.254              11.134 64
                      12/31/2007              11.134              12.101 48
                      12/31/2008              12.101              11.048 67
                      12/31/2009              11.048              12.848 47
                      12/31/2010              12.848              13.643 22
VMIV 3  1.59%
                      12/31/2003              N/A              10.503 0
                      12/31/2004              10.503              11.259 0
                      12/31/2005              11.259              11.314 0
                      12/31/2006              11.314              11.216 0
                      12/31/2007              11.216              12.215 0
                      12/31/2008              12.215              11.174 0
                      12/31/2009              11.174              13.021 0
                      12/31/2010              13.021              13.855 1
VMIV 4  1.89%
                      12/31/2003              N/A              10.482 0
                      12/31/2004              10.482              11.202 0
                      12/31/2005              11.202              11.224 0
                      12/31/2006              11.224              11.093 0
                      12/31/2007              11.093              12.045 0
                      12/31/2008              12.045              10.985 1
                      12/31/2009              10.985              12.762 8
                      12/31/2010              12.762              13.539 7
VMIV 6  2.05%
                      12/31/2003              N/A              10.470 1
                      12/31/2004              10.470              11.172 2
                      12/31/2005              11.172              11.176 2
                      12/31/2006              11.176              11.028 2
                      12/31/2007              11.028              11.955 2
                      12/31/2008              11.955              10.886 1
                      12/31/2009              10.886              12.627 1
                      12/31/2010              12.627              13.374 4
VMIV 7  2.05%
                      12/31/2003              N/A              10.470 0
                      12/31/2004              10.470              11.172 0
                      12/31/2005              11.172              11.176 0
                      12/31/2006              11.176              11.028 0
                      12/31/2007              11.028              11.955 0
                      12/31/2008              11.955              10.886 0
                      12/31/2009              10.886              12.627 0
                      12/31/2010              12.627              13.374 0

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011
Appendix

44

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 8  1.90%
                      12/31/2003              N/A              10.481 1
                      12/31/2004              10.481              11.200 3
                      12/31/2005              11.200              11.221 4
                      12/31/2006              11.221              11.089 3
                      12/31/2007              11.089              12.039 3
                      12/31/2008              12.039              10.979 3
                      12/31/2009              10.979              12.754 3
                      12/31/2010              12.754              13.529 2
VMIV 9  2.15%
                      12/31/2003              N/A              10.463 2
                      12/31/2004              10.463              11.153 3
                      12/31/2005              11.153              11.146 5
                      12/31/2006              11.146              10.987 3
                      12/31/2007              10.987              11.900 2
                      12/31/2008              11.900              10.824 4
                      12/31/2009              10.824              12.543 5
                      12/31/2010              12.543              13.271 4
PIMCO VIT Total Return Portfolio
VMIV 1  1.49%
                      12/31/2001              N/A              11.699 159
                      12/31/2002              11.699              12.572 968
                      12/31/2003              12.572              13.011 1119
                      12/31/2004              13.011              13.446 965
                      12/31/2005              13.446              13.572 925
                      12/31/2006              13.572              13.887 844
                      12/31/2007              13.887              14.879 723
                      12/31/2008              14.879              15.362 605
                      12/31/2009              15.362              17.265 679
                      12/31/2010              17.265              18.390 690
VMIV 2  1.79%
                      12/31/2001              N/A              11.632 0
                      12/31/2002              11.632              12.463 123
                      12/31/2003              12.463              12.859 217
                      12/31/2004              12.859              13.248 208
                      12/31/2005              13.248              13.333 208
                      12/31/2006              13.333              13.602 214
                      12/31/2007              13.602              14.530 188
                      12/31/2008              14.530              14.956 180
                      12/31/2009              14.956              16.758 175
                      12/31/2010              16.758              17.797 108
VMIV 3  1.59%
                      12/31/2001              N/A              11.677 0
                      12/31/2002              11.677              12.536 1
                      12/31/2003              12.536              12.961 1
                      12/31/2004              12.961              13.380 1
                      12/31/2005              13.380              13.492 1
                      12/31/2006              13.492              13.791 1
                      12/31/2007              13.791              14.762 1
                      12/31/2008              14.762              15.226 2
                      12/31/2009              15.226              17.094 1
                      12/31/2010              17.094              18.190 1

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 4  1.89%
                      12/31/2001              N/A              11.610 0
                      12/31/2002              11.610              12.427 27
                      12/31/2003              12.427              12.809 31
                      12/31/2004              12.809              13.183 32
                      12/31/2005              13.183              13.255 32
                      12/31/2006              13.255              13.508 31
                      12/31/2007              13.508              14.415 33
                      12/31/2008              14.415              14.824 31
                      12/31/2009              14.824              16.593 23
                      12/31/2010              16.593              17.604 17
VMIV 6  2.05%
                      12/31/2003              N/A              12.395 4
                      12/31/2004              12.395              12.737 2
                      12/31/2005              12.737              12.785 3
                      12/31/2006              12.785              13.009 3
                      12/31/2007              13.009              13.860 3
                      12/31/2008              13.860              14.230 3
                      12/31/2009              14.230              15.903 4
                      12/31/2010              15.903              16.845 7
VMIV 7  2.05%
                      12/31/2003              N/A              12.395 0
                      12/31/2004              12.395              12.737 0
                      12/31/2005              12.737              12.785 0
                      12/31/2006              12.785              13.009 0
                      12/31/2007              13.009              13.860 0
                      12/31/2008              13.860              14.230 0
                      12/31/2009              14.230              15.903 0
                      12/31/2010              15.903              16.845 0
VMIV 8  1.90%
                      12/31/2003              N/A              12.468 5
                      12/31/2004              12.468              12.831 7
                      12/31/2005              12.831              12.899 8
                      12/31/2006              12.899              13.145 8
                      12/31/2007              13.145              14.026 6
                      12/31/2008              14.026              14.422 2
                      12/31/2009              14.422              16.142 4
                      12/31/2010              16.142              17.123 11
VMIV 9  2.15%
                      12/31/2003              N/A              12.347 3
                      12/31/2004              12.347              12.674 5
                      12/31/2005              12.674              12.710 6
                      12/31/2006              12.710              12.919 6
                      12/31/2007              12.919              13.751 6
                      12/31/2008              13.751              14.104 8
                      12/31/2009              14.104              15.746 9
                      12/31/2010              15.746              16.662 8

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011
Appendix

45

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
SP International Growth Portfolio
VMIV 1  1.49%
                      12/31/2001              N/A              5.356 23
                      12/31/2002              5.356              4.072 95
                      12/31/2003              4.072              5.582 125
                      12/31/2004              5.582              6.385 47
                      12/31/2005              6.385              7.285 22
                      12/31/2006              7.285              8.625 27
                      12/31/2007              8.625              10.122 31
                      12/31/2008              10.122              4.938 16
                      12/31/2009              4.938              6.637 14
                      12/31/2010              6.637              7.442 10
VMIV 2  1.79%
                      12/31/2001              N/A              5.339 1
                      12/31/2002              5.339              4.047 6
                      12/31/2003              4.047              5.531 19
                      12/31/2004              5.531              6.308 10
                      12/31/2005              6.308              7.175 9
                      12/31/2006              7.175              8.470 8
                      12/31/2007              8.470              9.910 7
                      12/31/2008              9.910              4.820 7
                      12/31/2009              4.820              6.459 5
                      12/31/2010              6.459              7.221 5
VMIV 3  1.59%
                      12/31/2001              N/A              5.350 0
                      12/31/2002              5.350              4.063 0
                      12/31/2003              4.063              5.565 0
                      12/31/2004              5.565              6.360 0
                      12/31/2005              6.360              7.248 0
                      12/31/2006              7.248              8.573 0
                      12/31/2007              8.573              10.051 0
                      12/31/2008              10.051              4.898 0
                      12/31/2009              4.898              6.577 0
                      12/31/2010              6.577              7.367 0
VMIV 4  1.89%
                      12/31/2001              N/A              5.334 0
                      12/31/2002              5.334              4.039 1
                      12/31/2003              4.039              5.514 2
                      12/31/2004              5.514              6.283 1
                      12/31/2005              6.283              7.139 1
                      12/31/2006              7.139              8.419 0
                      12/31/2007              8.419              9.841 0
                      12/31/2008              9.841              4.781 0
                      12/31/2009              4.781              6.401 0
                      12/31/2010              6.401              7.149 0
VMIV 6  2.05%
                      12/31/2003              N/A              5.487 2
                      12/31/2004              5.487              6.242 0
                      12/31/2005              6.242              7.082 0
                      12/31/2006              7.082              8.338 0
                      12/31/2007              8.338              9.730 0
                      12/31/2008              9.730              4.720 0
                      12/31/2009              4.720              6.309 0
                      12/31/2010              6.309              7.035 0

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 7  2.05%
                      12/31/2003              N/A              5.487 0
                      12/31/2004              5.487              6.242 0
                      12/31/2005              6.242              7.082 0
                      12/31/2006              7.082              8.338 0
                      12/31/2007              8.338              9.730 0
                      12/31/2008              9.730              4.720 0
                      12/31/2009              4.720              6.309 0
                      12/31/2010              6.309              7.035 0
VMIV 8  1.90%
                      12/31/2003              N/A              5.512 0
                      12/31/2004              5.512              6.280 0
                      12/31/2005              6.280              7.136 0
                      12/31/2006              7.136              8.414 0
                      12/31/2007              8.414              9.834 0
                      12/31/2008              9.834              4.777 0
                      12/31/2009              4.777              6.395 0
                      12/31/2010              6.395              7.141 0
VMIV 9  2.15%
                      12/31/2003              N/A              5.470 2
                      12/31/2004              5.470              6.217 1
                      12/31/2005              6.217              7.046 1
                      12/31/2006              7.046              8.288 1
                      12/31/2007              8.288              9.662 1
                      12/31/2008              9.662              4.682 1
                      12/31/2009              4.682              6.252 1
                      12/31/2010              6.252              6.964 0
Templeton Foreign Securities Fund
VMIV 1  1.49%
                      12/31/2001              N/A              17.772 3729
                      12/31/2002              17.772              14.287 3556
                      12/31/2003              14.287              18.657 3195
                      12/31/2004              18.657              21.849 2838
                      12/31/2005              21.849              23.782 2334
                      12/31/2006              23.782              28.515 1904
                      12/31/2007              28.515              32.527 1552
                      12/31/2008              32.527              19.151 1093
                      12/31/2009              19.151              25.914 905
                      12/31/2010              25.914              27.745 755
VMIV 2  1.79%
                      12/31/2001              N/A              17.255 1
                      12/31/2002              17.255              13.829 27
                      12/31/2003              13.829              18.006 46
                      12/31/2004              18.006              21.023 42
                      12/31/2005              21.023              22.814 43
                      12/31/2006              22.814              27.273 45
                      12/31/2007              27.273              31.016 36
                      12/31/2008              31.016              18.207 31
                      12/31/2009              18.207              24.562 20
                      12/31/2010              24.562              26.219 15

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011
Appendix

46

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 3  1.59%
                      12/31/2001              N/A              17.599 0
                      12/31/2002              17.599              14.133 0
                      12/31/2003              14.133              18.438 0
                      12/31/2004              18.438              21.571 0
                      12/31/2005              21.571              23.456 0
                      12/31/2006              23.456              28.096 0
                      12/31/2007              28.096              32.016 1
                      12/31/2008              32.016              18.832 1
                      12/31/2009              18.832              25.456 1
                      12/31/2010              25.456              27.228 1
VMIV 4  1.89%
                      12/31/2001              N/A              17.085 0
                      12/31/2002              17.085              13.680 0
                      12/31/2003              13.680              17.793 1
                      12/31/2004              17.793              20.754 1
                      12/31/2005              20.754              22.500 1
                      12/31/2006              22.500              26.871 2
                      12/31/2007              26.871              30.528 1
                      12/31/2008              30.528              17.902 1
                      12/31/2009              17.902              24.127 0
                      12/31/2010              24.127              25.729 0
VMIV 6  2.05%
                      12/31/2003              N/A              17.456 0
                      12/31/2004              17.456              20.328 0
                      12/31/2005              20.328              22.003 1
                      12/31/2006              22.003              26.235 6
                      12/31/2007              26.235              29.757 6
                      12/31/2008              29.757              17.423 5
                      12/31/2009              17.423              23.443 4
                      12/31/2010              23.443              24.959 2
VMIV 7  2.05%
                      12/31/2003              N/A              17.456 0
                      12/31/2004              17.456              20.328 0
                      12/31/2005              20.328              22.003 0
                      12/31/2006              22.003              26.235 0
                      12/31/2007              26.235              29.757 0
                      12/31/2008              29.757              17.423 0
                      12/31/2009              17.423              23.443 0
                      12/31/2010              23.443              24.959 0
VMIV 8  1.90%
                      12/31/2003              N/A              17.771 0
                      12/31/2004              17.771              20.726 1
                      12/31/2005              20.726              22.467 1
                      12/31/2006              22.467              26.829 1
                      12/31/2007              26.829              30.477 0
                      12/31/2008              30.477              17.871 0
                      12/31/2009              17.871              24.082 0
                      12/31/2010              24.082              25.679 0
VMIV 9  2.15%
                      12/31/2003              N/A              17.248 0
                      12/31/2004              17.248              20.066 4
                      12/31/2005              20.066              21.698 6
                      12/31/2006              21.698              25.846 6
                      12/31/2007              25.846              29.286 6
                      12/31/2008              29.286              17.130 6
                      12/31/2009              17.130              23.026 6
                      12/31/2010              23.026              24.491 5

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
Templeton Global Bond Securities Fund
VMIV 1  1.49%
                      12/31/2001              N/A              17.102 590
                      12/31/2002              17.102              20.462 382
                      12/31/2003              20.462              24.739 311
                      12/31/2004              24.739              28.050 266
                      12/31/2005              28.050              26.831 202
                      12/31/2006              26.831              29.909 154
                      12/31/2007              29.909              32.786 147
                      12/31/2008              32.786              34.387 138
                      12/31/2009              34.387              40.309 151
                      12/31/2010              40.309              45.554 161
VMIV 2  1.79%
                      12/31/2007              N/A              31.656 5
                      12/31/2008              31.656              33.102 12
                      12/31/2009              33.102              38.687 16
                      12/31/2010              38.687              43.589 12
VMIV 3  1.59%
                      12/31/2007              N/A              32.834 0
                      12/31/2008              32.834              34.403 0
                      12/31/2009              34.403              40.287 0
                      12/31/2010              40.287              45.484 0
VMIV 4  1.89%
                      12/31/2007              N/A              31.083 3
                      12/31/2008              31.083              32.471 3
                      12/31/2009              32.471              37.911 2
                      12/31/2010              37.911              42.672 0
VMIV 6  2.05%
                      12/31/2007              N/A              30.188 0
                      12/31/2008              30.188              31.485 0
                      12/31/2009              31.485              36.701 0
                      12/31/2010              36.701              41.245 0
VMIV 7  2.05%
                      12/31/2007              N/A              30.188 0
                      12/31/2008              30.188              31.485 0
                      12/31/2009              31.485              36.701 0
                      12/31/2010              36.701              41.245 0
VMIV 8  1.90%
                      12/31/2007              N/A              31.026 0
                      12/31/2008              31.026              32.408 1
                      12/31/2009              32.408              37.834 0
                      12/31/2010              37.834              42.582 1
VMIV 9  2.15%
                      12/31/2007              N/A              29.641 0
                      12/31/2008              29.641              30.884 2
                      12/31/2009              30.884              35.965 2
                      12/31/2010              35.965              40.377 2

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011
Appendix

47

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
Templeton Growth Securities Fund
VMIV 1  1.49%
                      12/31/2001              N/A              18.933 7387
                      12/31/2002              18.933              15.236 6416
                      12/31/2003              15.236              19.907 5661
                      12/31/2004              19.907              22.798 4856
                      12/31/2005              22.798              24.496 3936
                      12/31/2006              24.496              29.494 3150
                      12/31/2007              29.494              29.797 2549
                      12/31/2008              29.797              16.987 2051
                      12/31/2009              16.987              21.979 1716
                      12/31/2010              21.979              23.329 1469
VMIV 2  1.79%
                      12/31/2001              N/A              18.495 1
                      12/31/2002              18.495              14.839 57
                      12/31/2003              14.839              19.330 88
                      12/31/2004              19.330              22.071 69
                      12/31/2005              22.071              23.644 62
                      12/31/2006              23.644              28.382 55
                      12/31/2007              28.382              28.588 55
                      12/31/2008              28.588              16.248 41
                      12/31/2009              16.248              20.961 31
                      12/31/2010              20.961              22.182 26
VMIV 3  1.59%
                      12/31/2001              N/A              18.786 0
                      12/31/2002              18.786              15.102 0
                      12/31/2003              15.102              19.713 0
                      12/31/2004              19.713              22.553 0
                      12/31/2005              22.553              24.209 0
                      12/31/2006              24.209              29.118 0
                      12/31/2007              29.118              29.388 0
                      12/31/2008              29.388              16.737 0
                      12/31/2009              16.737              21.634 0
                      12/31/2010              21.634              22.940 0
VMIV 4  1.89%
                      12/31/2001              N/A              18.351 0
                      12/31/2002              18.351              14.709 10
                      12/31/2003              14.709              19.141 10
                      12/31/2004              19.141              21.833 9
                      12/31/2005              21.833              23.366 8
                      12/31/2006              23.366              28.021 8
                      12/31/2007              28.021              28.196 8
                      12/31/2008              28.196              16.010 7
                      12/31/2009              16.010              20.632 5
                      12/31/2010              20.632              21.812 1

Benefit Option *	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
VMIV 6  2.05%
                      12/31/2003              N/A              18.843 0
                      12/31/2004              18.843              21.459 3
                      12/31/2005              21.459              22.929 7
                      12/31/2006              22.929              27.453 14
                      12/31/2007              27.453              27.580 13
                      12/31/2008              27.580              15.635 11
                      12/31/2009              15.635              20.117 10
                      12/31/2010              20.117              21.233 9
VMIV 7  2.05%
                      12/31/2003              N/A              18.843 0
                      12/31/2004              18.843              21.459 0
                      12/31/2005              21.459              22.929 0
                      12/31/2006              22.929              27.453 0
                      12/31/2007              27.453              27.580 0
                      12/31/2008              27.580              15.635 0
                      12/31/2009              15.635              20.117 0
                      12/31/2010              20.117              21.233 0
VMIV 8  1.90%
                      12/31/2003              N/A              19.123 1
                      12/31/2004              19.123              21.810 2
                      12/31/2005              21.810              23.339 3
                      12/31/2006              23.339              27.986 3
                      12/31/2007              27.986              28.157 3
                      12/31/2008              28.157              15.986 3
                      12/31/2009              15.986              20.599 3
                      12/31/2010              20.599              21.776 2
VMIV 9  2.15%
                      12/31/2003              N/A              18.660 0
                      12/31/2004              18.660              21.228 2
                      12/31/2005              21.228              22.660 3
                      12/31/2006              22.660              27.104 6
                      12/31/2007              27.104              27.202 6
                      12/31/2008              27.202              15.405 6
                      12/31/2009              15.405              19.801 5
                      12/31/2010              19.801              20.879 4

The Valuemark® IV Variable Annuity Contract SAI – May 1, 2011
Appendix

48

PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a.	Financial Statements
The following financial statements of the Company(19) are incorporated by reference as exhibit EX-99.A.
1.	Report of Independent Registered Public Accounting Firm
2.	Consolidated Balance Sheets – December 31, 2010 and 2009
3.	Consolidated Statements of Operations – Years ended December 31, 2010, 2009, and 2008
4.	Consolidated Statements of Comprehensive Income – Years ended December 31, 2010, 2009, and 2008
5.	Consolidated Statements of Stockholder's Equity – Years ended December 31, 2010, 2009, and 2008
6.	Consolidated Statements of Cash Flows – Years ended December 31, 2010, 2009, and 2008
7.	Notes to Consolidated Financial Statements – December 31, 2010 and 2009
8.	Supplemental Schedules:
	–	Schedule I – Summary of Investments – Other than Investments in Related Parties
	–	Schedule II – Supplementary Insurance Information
	–	Schedule III – Reinsurance
The following financial statements of the Variable Account(19) are incorporated by reference as exhibit EX-99.A.
1.	Report of Independent Registered Public Accounting Firm
2.	Statements of Assets and Liabilities – December 31, 2010
3.	Statements of Operations – For the year ended December 31, 2010
4.	Statements of Changes in Net Assets – For the year ended December 31, 2010 and 2009
5.	Notes to the Financial Statements – December 31, 2010
b.	Exhibits
1.	Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, dated May 31, 1985(1) incorporated by reference as exhibit EX-99.B1.
2.	Not Applicable
3.	a.
Principal Underwriter Agreement by and between North American Life and Casualty Company on behalf of NALAC Financial Plans, Inc. dated September 14, 1988.(2) incorporated by reference as exhibit EX-99.B3.a. (North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC Financial Plans, Inc., is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.)

b.
Broker-Dealer Agreement between North American Life and Casualty Company and NALAC Financial Plans, Inc. dated November 19, 1987; Amendment #1 dated April 12, 2000; Amendment #2 dated September 30, 2002; Amendment #3 dated October 1, 2003.(14) incorporated by reference as exhibit EX-99.B3.b. (North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC Financial Plans, Inc, is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.)

c.
The current specimen of the selling agreement between Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, and retail brokers which offer and sell the Contracts to the public is incorporated by reference(12) as exhibit EX-99.B3.b. The underwriter has executed versions of the agreement with approximately 2,100 retail brokers.

4.	a.	Individual Variable Annuity "Original" Contract & Schedule Pages - L30570(1) incorporated by reference as exhibit EX-99.B4.
	b.	Waiver of CDSC Endorsement - S30074(1) incorporated by reference as exhibit EX-99.B4.a.
	c.	Enhanced Death Benefit Endorsement(1) incorporated by reference as exhibit EX-99.B4.b.
	d.	GMIB Endorsements-Opt 1 & Opt 2(7) incorporated by reference as exhibit EX-99.B4.c.
	e.	Endorsement for DB option 2(7) incorporated by reference as exhibit EX-99.B4.d.
	f.	Traditional GMDB Endorsement - S40381(8) incorporated by reference as exhibit EX-99.B4.e.
	g.	Enhanced GMDB Endorsement - S40390(8) incorporated by reference as exhibit EX-99.B4.f.
	h.	Earnings Protection GMDB Endorsement(8) incorporated by reference as exhibit EX-99.B4.g.
	i.	Traditional GMIB Endorsement - S40388(8) incorporated by reference as exhibit EX-99.B4.h.
	j.	Contract Schedule Page-May 2003(8) incorporated by reference as exhibit EX-99.B4.i.
	k.	DCA Fixed Account Endorsement - S40394(8) incorporated by reference as exhibit EX-99.B4.j.
	l.	Inherited IRA/Roth IRA Endorsement(11) incorporated by reference as exhibit EX-99.B4.k.
5.	a.	Application for Individual Variable Annuity "Original" Contract(1) incorporated by reference as exhibit EX-99.B5.
	b.	Application for Individual Variable Annuity "May 2003" Contract - F40112(8) incorporated by reference as exhibit EX-99.B5.b.
6.	(i).	The Restated Articles of Incorporation of the Company (as amended August 1, 2006)(18) incorporated by reference as exhibit EX-99.B6.i.
	(ii).	The Restated Bylaws of the Company (as amended August 1, 2006)(18) incorporated by reference as exhibit EX-99.B6.ii.
7.	Not Applicable
8.	a.	22c-2 Agreements(15) incorporated by reference as exhibit EX-99.B8.a.
	b.	22c-2 Agreement-BlackRock Distributors, Inc.(16) incorporated by reference as exhibit EX-99.B8.b.
c.
Participation Agreement between BlackRock Series Fund, Inc., BlackRock Distributors, Inc., Allianz Life Insurance Co. of North America, and Allianz Life Financial Services, LLC (16) incorporated by reference as exhibit EX-99.B8.c.

	d.	Adminstrative Service Agreement between BlackRock Advisors, LLC and Allianz Life (16)incorporated by reference as exhibit EX-99.B8.d.
e.
Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America, dated 11/1/1999(6) incorporated by reference as exhibit EX-99.B8.e.

f.
Amendment to Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America dated 5/1/08(16) incorporated by reference as exhibit EX-99.B8.f.

	g.	Administrative Services Agreement between The Dreyfus Corporation and Allianz Life Insurance Company of North America, dated 5/1/2002(14) incorporated by reference as exhibit EX-99.B8.f.
h.
Amendments to Administrative Services Agreement between The Dreyfus Corporation and Allianz Life Insurance Company of North America, dated 8/7/02, 10/16/06(14) incorporated by reference as exhibit EX-99.B8.g.

i.
Disribution/12 b-1 Letter Agreement between Dreyfus Service Corporation and USAllianz Investor Services, LLC (predecessor to Allianz Life Financial Services, LLC.), dated 5/1/2002(14) incorporated by reference as exhibit EX-99.B8.h.

j.
Fund Participation Agreement between Allianz Life Insurance Company of North America, Dreyfus Investment Portfolios and The Dreyfus Life and Annuity Index Fund, dated 5/1/2002(5) incorporated by reference as exhibit EX-99.B8.h.

k.
Amendment to Fund Participation Agreement between Allianz Life Insurance Company of North America, Dreyfus Investment Portfolios and the Dreyfus Stock Index Fund, Inc., dated 5/1/2007(15) incorporated by reference as exhibit EX-99.B8.j.

	l.	Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 10/1/2003(10) incorporated by reference as exhibit EX-99.B8.ac.
m.
Amendment to Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 8/8/2008(16) incorporated by reference as exhibit EX-99.B8.h.

n.
Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), and dated 10/1/2003(10) incorporated by reference as exhibit EX-99.B8.h.

o.
Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), dated 5/1/08(16) incorporated by reference as exhibit EX-99.B8.j.

p.
Participation Agreement between Premier VIT, Allianz Life Insurance Company of North America and Allianz Global Investors Distributors LLC, dated 5/1/2006(13) incorporated by reference as exhibit EX-99.B8.ai.

	q.	Administrative Service Agreement between OpCap Advisors LLC and Allianz Life Insurance Company of North America, dated 5/1/2006(13) incorporated by reference as exhibit EX-99.B8.aj.
	r.	Administrative Support Service Agreement between OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 12/1/1999(9) incorporated by reference as exhibit EX-99.B8.u.
s.
Amendment to Administrative Support Service Agreement between OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 2/1/00(14) incorporated by reference as exhibit EX-99.B8.r.

t.
Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 12/1/1999(6) incorporated by reference as exhibit EX-99.B8.n.

u.
Amendments to Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 2/1/00, 5/1/02, 4/30/04, 4/29/05, 5/1/06(14) incorporated by reference as exhibit EX-99.B8.t.

v.
Amended and Restated Services Agreement between Pacific Investment Management Company LLC and Allianz Life Insurance Company of North America, dated 01/01/2007(14) incorporated by reference as exhibit EX-99.B8.u.

w.
Amendment dated May 1, 2011 to Investor Services Agreement between Allianz Life Insurance Company of North America and Pacific Investment Management Company dated June 1, 2009(20) incorporated by reference as exhibit EX-99.B8.n.

x.
Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 12/1/1999(3) incorporated by reference as exhibit EX-99.B8.i.

y.
Amendments to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 4/1/00, 11/5/01, 5/1/02, 5/1/03, 4/30/04, 4/29/05(14)incorporated by reference as exhibit EX-99.B8.w.

z.
Amendment dated May 1, 2011 to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999(20) incorporated by reference as exhibit EX-99.B8.q.

aa.
Distribution Services Agreement between Allianz Life Insurance Company of North America and Allianz Global Investors Distributors, LLC, dated 01/01/2007(14) incorporated by reference as exhibit EX-99.B8.x.

	ab.	Services Agreement between Prudential Investment Management Services LLC and Allianz Life Insurance Company of North America, dated 12/15/2000(9) incorporated by reference as exhibit EX-99.B8.w.
ac.
Amendment to Services Agreement between Prudential Investment Management Services LLC and Allianz Life Insurance Company of North America, dated 9/9/2002(14) incorporated by reference as exhibit EX-99.B8.z.

ad.
Fund Participation Agreement between Allianz Life Insurance Company of North America, The Prudential Series Fund, Inc., Prudential Investments Fund Management LLC, and Prudential Investment Management Services, LLC, dated 12/15/2000(4) incorporated by reference as exhibit EX-99.B8.k.

	ae.	Service Agreement between J.&W. Seligman & Co. Incorporated and Allianz Life Insurance Company of North America, dated 12/16/1999(9) incorporated by reference as exhibit EX-99.B8.x.
	af.	Fund Participation Agreement between Seligman Portfolios, Inc. and Allianz Life Insurance Company of North America, dated 12/1/1999(6) incorporated by reference as exhibit EX-99.B8.j.
ag.
Amendments to Participation Agreement between Seligman Portfolios, Inc. and Allianz Life Insurance Company of North America, dated 2/1/00, 5/1/02, 5/1/03, 4/30/04, 5/1/06(14) incorporated by reference as exhibit EX-99.B8.ad.

9.	Opinion and Consent of Counsel*
10.	Consent of Independent Registered Public Accounting Firm*
11.	Not Applicable
12.	Not Applicable
13.	Power of Attorney(17) incorporated by reference as exhibit EX-99.B13.

*	Filed herewith

(1)	Incorporated by reference from Registrant's Form N-4 (File Nos. 333-06709 and 811-05616) electronically filed on June 25, 1996.
(2)	Incorporated by reference from Pre-Effective Amendment No. 1 to Registrant's form N-4 (File Nos. 333-06709 and 811-05616) electronically filed on December 13, 1996.
(3)	Incorporated by reference from Post-Effective Amendment No. 8 Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on April 27, 2000.
(4)	Incorporated by reference from Post-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on December 15, 2000.
(5)	Incorporated by reference from Post-Effective Amendment No.3 to Allianz Life Variable Account A Form N-6 (File Nos. 333-60206 and 811-04965) electronically filed on January 6, 2003.
(6)	Incorporated by reference from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on December 30, 1999.
(7)	Incorporated by reference to Post-Effective Amendment No.19 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically filed on August 27, 2001.
(8)	Incorporated by reference from Post-Effective Amendment No. 26 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618) electronically Filed on April 24, 2003.
(9)	Incorporated by reference to Registrant's Post-Effective Amendment No.12 to Registrant's Form N-4(File Nos. 333-95729 and 811-05618) electronically filed on April 26, 2004.
(10)	Incorporated by reference from Pre-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618) electronically filed on March 30, 2005.
(11)	Incorporated by reference to Registrant's Post-Effective Amendment No. 28 to Registrant's Form N-4(File Nos. 333-06709 and 811-05618) electronically filed on April 27, 2005.
(12)	Incorporated by reference from the Initial Registration Statement to Registrant's Form N-4 (file Nos. 333-134267 and 811-05618 electronically filed on May 19, 2006.
(13)	Incorporated by reference from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618) electronically filed on September 25, 2006.
(14)	Incorporated by reference from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 23, 2007.
(15)	Incorporated by reference from Post-Effective Amendment No. 20 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618) electronically filed on April 24, 2008.
(16)	Incorporated by reference from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on April 3, 2009.
(17)	Incorporated by reference from Post-Effective Amendment No. 19 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on February 10, 2010.
(18)	Incorporated by reference from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on September 24, 2010.
(19)	Incorporated by reference from Pre-Effective Amendment No.1 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 7, 2011.
(20)	Incorporated by reference from Post-Effective Amendment No. 25 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618) electronically filed on April 26, 2011.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Unless noted otherwise, all officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
The following are the Officers and Directors of the Company:

Name and Principal Business Address	Positions and Offices with Depositor
Gary C. Bhojwani	Director, President and Chief Executive Officer
Giulio Terzariol	Director, Senior Vice President and Chief Financial Officer
Thomas P. Burns	Senior Vice President, Chief Distribution Officer
Neil H. McKay	Senior Vice President, Chief Actuary
Maureen A. Phillips	Senior Vice President, Secretary and General Counsel
Axel Zehren	Senior Vice President, Chief Investment Officer
Walter R. White	Senior Vice President, Chief Administrative Officer
Nancy E. Jones	Senior Vice President, Chief Marketing Officer
Patrick L. Nelson	Vice President, Chief Suitability Officer
Nicole Scanlon	Vice President, Controller
Jay Ralph Allianz SE Koniginstr. 28 80802 Munchen Germany	Director and Chairman of the Board
Dr. Helmut Perlet Koniginstr. 80802 Munchen Germany	Director
Michael P. Sullivan 500 IDS Center 80 South 8th Street Minneapolis, MN 55402	Director
Dale E. Lauer 14103 205th Ave. NE Woodinville, WA 98077	Director

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Insurance Company organizational chart is incorporated by reference from Registrant's Pre-Effective No. 1 to Form N-4 File Nos. 333-171427 and 811-05618 filed electronically on April 7, 2011.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 31, 2011 there were 3,810 qualified Contract Owners and 6,248 non-qualified Contract Owners with Contracts in the Separate Account.

ITEM 28. INDEMNIFICATION

The Bylaws of the Insurance Company provide:
ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES
SECTION 1. RIGHT TO INDEMNIFICATION:
(a)
Subject to the conditions of this Article and any conditions or limitations imposed by applicable law, the Corporation shall indemnify any employee, director or officer of the Corporation (an "Indemnified Person") who was, is, or in the sole opinion of the Corporation, may reasonably become a party to or otherwise involved in any Proceeding by reason of the fact that such Indemnified Person is or was:

	(i)	a director of the Corporation; or
	(ii)	acting in the course and scope of his or her duties as an officer or employee of the Corporation; or
	(iii)	rendering Professional Services at the request of and for the benefit of the Corporation; or
(iv)
serving at the request of the Corporation as an officer, director, fiduciary or member of another corporation, association, committee, partnership, joint venture, trust, employee benefit plan or other enterprise (an "Outside Organization").

(b)	Notwithstanding the foregoing, no officer, director or employee shall be indemnified pursuant to these bylaws under the following circumstances:
	(i)	in connection with a Proceeding initiated by such person, in his or her own personal capacity, unless such initiation was authorized by the Board of Directors;
	(ii)	if a court of competent jurisdiction finally determines that any indemnification hereunder is unlawful;
	(iii)	for acts or omissions involving intentional misconduct or knowing and culpable violation of law;
(iv)
for acts or omissions that the Indemnified Person believes to be contrary to the best interests of the Corporation or its shareholders or that involve the absence of good faith on the part of the Indemnified Person;

	(v)	for any transaction for which the Indemnified Person derived an improper personal benefit;
(vi)
for acts or omissions that show a reckless disregard for the Indemnified Person's duty to the Corporation or its shareholders in circumstances in which the Indemnified Person was aware or should have been aware, in the ordinary course of performing the Indemnified Person's duties, of the risk of serious injury to the Corporation or its shareholders;

	(vii)	for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the Indemnified Person's duties to the Corporation or its shareholders;
	(viii)	in circumstances where indemnification is prohibited by applicable law;
(ix)
in the case of service as an officer, director, fiduciary or member of an Outside Organization, where the Indemnified Person was aware or should have been aware that the conduct in question was outside the scope of the assignment as contemplated by the Corporation.

SECTION 2. SCOPE OF INDEMNIFICATION:
(a)
Indemnification provided pursuant to Section 1(a)(iv) shall be secondary and subordinate to indemnification or insurance provided to an Indemnified Person by an Outside Organization or other source, if any.

(b)
Indemnification shall apply to all reasonable expenses, liability and losses, actually incurred or suffered by an Indemnified Person in connection with a Proceeding, including without limitation, attorneys' fees and any expenses of establishing a right to indemnification or advancement under this article, judgments, fines, ERISA excise taxes or penalties, amounts paid or to be paid in settlement and all interest, assessments and other charges paid or payable in connection with or in respect of such expense, liability and loss.

(c)
Such indemnification shall continue as to any Indemnified Person who has ceased to be an employee, director or officer of the Corporation and shall inure to the benefit of his or her heirs, estate, executors and administrators.

SECTION 3. DEFINITIONS:
(a)	"Corporation" for the purpose of Article XI shall mean Allianz Life Insurance Company of North America and all of its subsidiaries.
(b)
"Proceeding" shall mean any threatened, pending, or completed action, suit or proceeding whether civil, criminal, administrative, investigative or otherwise, including actions by or in the right of the Corporation to procure a judgment in its favor.

(c)
"Professional Services" shall mean services rendered pursuant to (i) a professional actuarial designation, (ii) a license to engage in the practice of law issued by a State Bar Institution or (iii) a Certified Public Accountant designation issued by the American Institute of Certified Public Accountants.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

a.	Allianz Life Financial Services, LLC (previously USAllianz Investor Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:
Allianz Life Variable Account A
Allianz Life of NY Variable Account C
b.	The following are the officers (managers) and directors (Board of Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

Name	Positions and Offices with Underwriter
Robert DeChellis	Chief Executive Officer, President and Governor
Thomas Burns	Governor
Angela Forsman	Chief Financial Officer and Vice President
Kristine Klitzke	Chief Compliance Officer
Stewart D. Gregg	Vice President and Secretary
Theodore C. Cadwell, Jr.	Assistant Secretary

c.	For the period 1-1-2010 to 12-31-2010
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Allianz Life Financial Services, LLC	$220,761,073.60	$0	$0	$0
The $220,761,073.60 that Allianz Life Financial Services, LLC received from Allianz Life as commissions on the sale of Contracts issued under Allianz Life Variable Account B was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Allianz Life Insurance Company of North America, at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

Not Applicable

ITEM 32. UNDERTAKINGS

a.
Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.
Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

1.
Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3.
Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4.
Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 26th day of April, 2011.

ALLIANZ LIFE VARIABLE ACCOUNT B

(Registrant)

By: ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

(Depositor)

By: /s/ STEWART D. GREGG

Stewart D. Gregg

Senior Securities Counsel

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

(Depositor)

By: GARY C. BHOJWANI*

Gary C. Bhojwani

President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 26th day of April, 2011.

Signature	Title

Gary C. Bhojwani*	Director, President & Chief Executive Officer
Giulio Terzariol*	Director, Senior Vice President and Chief Financial Officer
Dr. Helmut Perlet*	Director
Jay S Ralph*	Director and Chairman of the Board
*	By Power of Attorney filed as Exhibit 13 to this Registration Statement

By: /s/ STEWART D. GREGG

Stewart D. Gregg

Senior Securities Counsel

EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 36

TO FORM N-4

(FILE NOS. 333-06709 AND 811-05816)

ALLIANZ LIFE VARIABLE ACCOUNT B

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

INDEX TO EXHIBITS
EX-99.B9.	Opinion and Consent of Counsel
EX-99.B10.	Consent of Independent Registered Public Accounting Firm